                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21829

            BBH TRUST

BBH Core Select
BBH International Equity Fund
BBH Real Return Fund
BBH Broad Market Fund

               (Exact name of Registrant as specified in charter)

                        140 BroadwayNew York, NY  10005
                    (Address of principal executive offices)

       Charles H. Schreiber III, Principal Financial Officer,
       BBH Trust, 140 Broadway, New York, NY 10005
       Mailing address: 140 Broadway, New York, NY, 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: OCTOBER 31

Date of reporting period: OCTOBER 31, 2007

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A Registrant is required to disclose the information specified by Form
N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

================================================================================

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                        ----------

                                  Annual Report
                                OCTOBER 31, 2007

                                        ----------

                                 BBH CORE SELECT
                    (Formerly, BBH Tax-Efficient Equity Fund)

================================================================================


BBH CORE SELECT
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

BBH Core Select (the "Fund") rose  17.25%(1)  net of fees during its fiscal year ending  October 31,  2007.  During the same  twelve  month  period,  the S&P 500
Index(2) ("S&P 500") rose 14.56%.

We are  pleased  that the Fund  outperformed  the S&P 500 during its fiscal year
2007, but we encourage investors to focus more on long-term absolute performance than  short-term  relative  performance.  The  Fund's  strategy  is to invest in established,  cash generative  companies that are leading providers of essential products and services  when they are trading in the public  market at a discount to our estimate of intrinsic value.  During the Fund's fiscal year 2007, we have sought to avoid the permanent loss of capital on each single investment that the
Fund makes, to achieve its goal of outperforming  the S&P 500 during weak equity markets,  and to achieve  strong  absolute  results over many years.  The Fund's
17..25% increase during its fiscal year 2007  represented a substantial  absolute increase in investor  wealth and  followed an increase of 15.18% in fiscal 2006.
While we do not  expect the Fund to  continue  compounding  at  mid-to-high-teen rates,  we believe  that the  portfolio is well  positioned  to achieve its dual investment objectives of capital preservation and long-term capital growth.

From an  individual  security  perspective,  significant  positive  contributors during the Fund's fiscal year 2007 included Berkshire Hathaway,  Liberty Global,
Microsoft, AFLAC, and Nestle, all of which we view as core holdings for the Fund and are good  examples of market  leading  providers of  essential  products and services. The Fund also owned two companies that were acquired by private equity investors (First Data and  Servicemaster) and four companies that benefited from robust energy markets (Occidental Petroleum,  Praxair,  Suncor, and XTO Energy).
The Fund's three worst  performing  securities were Comcast,  Amgen, and Freddie
Mac. In the case of Comcast and Amgen, although both companies suffered setbacks in fiscal 2007, we continue to have confidence in their  competitive  positions, management teams, and long term investment prospects.  Unfortunately,  we cannot say the same about Freddie Mac. In November  2007, the Fund sold its Freddie Mac shares and realized a permanent capital loss. The reason we sold Freddie Mac was because  we had  become  concerned  about the  company's  balance  sheet and the potential for additional credit losses.

The Fund follows a "buy and own"  approach.  During the Fund's fiscal year 2007, the Fund added three new businesses (Chubb,  Comcast,  and Intuit) while exiting four  investments  (the  two  businesses  that  were  acquired,  First  Data and
Servicemaster,  and two companies  that  appreciated  above our intrinsic  value estimates,  Fiserv and  Suncor).  Turnover  for the Fund was  18.49%  during its fiscal year 2007,  which was quite low relative to most other  actively  managed equity portfolios.

Our  investment  team engages in  substantial  original  research and separately analyzes each company's business,  management,  and valuation.  The qualities we look  for in a  business  are  (i)  essential  or  "have-to-have"  products  and services,  (ii) loyal customers,  (iii) leadership in an attractive market niche or  industry,  (iv)  sustainable  competitive  advantages,  (v) high  returns on invested  capital,  and (vi) strong free cash flow. We also explicitly  identify key risks outside of management's  control so that we can properly  consider the range of potential  outcomes for each business.  With respect to management,  we try to

                                                                                                                                                                        2

BBH CORE SELECT
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

partner  with  managers  who exhibit  high levels of  integrity,  are  excellent operators,  and allocate  capital  effectively.  We seek managers who think like owners  rather than agents and many of our  managers own  substantial  ownership interests.  Lastly,  we calculate an intrinsic value estimate for companies that meet our business  and  management  criteria  and invest when the public  market values such  companies at a meaningful  discount to our estimate.  Companies are sold when they  appreciate  above  intrinsic  value.  We believe a  discount  to intrinsic  value  reduces  the  likelihood  of  permanent  capital  loss,  while simultaneously increasing the potential for significant gains.

In summary, we are committed to rigorous  fundamental analysis and a disciplined investment process. We appreciate your continued investment in BBH Core Select.

----------

(1)   Total returns for the reporting period, based on net asset value was
      17.25%. Performance data quoted represents no guarantee of future results.
      Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

(2)   The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                    3


BBH CORE SELECT
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

                  Growth of $10,000 Invested in BBH Core Select

The graph below  illustrates  the  hypothetical  investment of $10,000(1) in the
Fund from November 2, 1998 to October 31, 2007 as compared to the S&P 500.

[The following information was depicted as a line chart in the printed material]

                  Date       Core Select*    S&P 500
                   ----           ------------           -------

                10/31/98      10,000.00       10,000.00

                11/30/98      10,420.00       10,605.83

                12/31/98      11,390.00       11,216.59

                01/31/99      11,650.00       11,685.46

                02/28/99      11,540.00       11,322.34

                03/31/99      12,120.00       11,775.21

                04/30/99      12,490.00       12,231.20

                05/31/99      12,240.00       11,942.78

                06/30/99      12,650.00       12,605.05

                07/31/99      12,300.00       12,211.84

                08/31/99      12,430.00       12,151.02

                09/30/99      12,070.00       11,817.96

                10/31/99      12,800.00       12,565.80

                11/30/99      13,200.00       12,821.26

                12/31/99      14,250.00       13,576.43

                01/31/00      13,690.00       12,894.35

                02/29/00      13,480.00       12,650.26

                03/31/00      14,640.00       13,887.84

                04/30/00      14,120.00       13,469.95

                05/31/00      13,670.00       13,193.55

                06/30/00      13,970.00       13,518.77

                07/31/00      13,780.00       13,307.47

                08/31/00      14,480.00       14,134.00

                09/30/00      13,630.00       13,387.86

                10/31/00      13,520.00       13,331.63

                11/30/00      12,350.00       12,280.57

                12/31/00      12,396.84       12,340.74

                01/31/01      13,130.80       12,778.84

                02/28/01      11,693.05       11,613.66

                03/31/01      10,828.39       10,877.36

                04/30/01      11,833.81       11,722.64

                05/31/01      11,763.43       11,801.18

                06/30/01      11,321.04       11,513.94

                07/31/01      10,959.09       11,400.64

                08/31/01      10,144.70       10,686.96

                09/30/01       9,199.60        9,823.46

                10/31/01       9,511.28       10,010.79

                11/30/01      10,225.13       10,778.62

                12/31/01      10,194.97       10,873.04

                01/31/02       9,893.34       10,714.40

                02/28/02       9,611.83       10,507.83

                03/31/02      10,003.94       10,903.02

                04/30/02       9,280.04       10,241.97

                05/31/02       9,179.50       10,166.49

                06/30/02       8,596.35        9,442.23

                07/31/02       7,862.39        8,705.74

                08/31/02       7,922.72        8,762.93

                09/30/02       7,007.79        7,810.58

                10/31/02       7,872.45        8,497.91

                11/30/02       8,355.05        8,998.44

                12/31/02       7,762.87        8,469.33

                01/31/03       7,460.82        8,247.43

                02/28/03       7,329.93        8,123.72

                03/31/03       7,470.89        8,202.52

                04/30/03       8,165.62        8,878.41

                05/31/03       8,558.29        9,346.30

                06/30/03       8,628.77        9,465.93

                07/31/03       8,689.18        9,632.53

                08/31/03       8,769.73        9,820.37

                09/30/03       8,679.11        9,716.27

                10/31/03       9,001.31       10,266.21

                11/30/03       8,940.90       10,356.55

                12/31/03       9,341.76       10,882.67

                01/31/04       9,452.98       11,082.91

                02/29/04       9,645.07       11,236.96

                03/31/04       9,412.53       11,067.28

                04/30/04       9,301.32       10,893.53

                05/31/04       9,180.00       11,042.77

                06/30/04       9,321.54       11,257.00

                07/31/04       9,129.45       10,884.39

                08/31/04       9,230.55       10,927.93

                09/30/04       9,331.65       11,045.95

                10/31/04       9,402.42       11,214.95

                11/30/04       9,725.95       11,647.85

                12/31/04      10,015.86       12,043.88

                01/31/05       9,700.64       11,750.01

                02/28/05      10,015.86       11,996.76

                03/31/05       9,792.16       11,784.41

                04/30/05       9,558.29       11,560.51

                05/31/05      10,026.03       11,928.13

                06/30/05      10,158.22       11,944.83

                07/31/05      10,585.29       12,389.18

                08/31/05      10,575.12       12,276.44

                09/30/05      10,758.16       12,375.88

                10/31/05      10,371.76       12,169.20

                11/30/05      10,737.82       12,629.20

                12/31/05      10,817.03       12,632.99

                01/31/06      11,173.19       12,967.76

                02/28/06      11,112.14       13,002.77

                03/31/06      11,305.48       13,165.31

                04/30/06      11,336.01       13,341.72

                05/31/06      11,101.96       12,957.48

                06/30/06      11,061.26       12,975.62

                07/31/06      11,020.55       13,056.07

                08/31/06      11,274.95       13,366.81

                09/30/06      11,529.35       13,711.67

                10/31/06      11,885.51       14,158.67

                11/30/06      12,139.91       14,427.68

                12/31/06      12,198.85       14,629.67

                01/31/07      12,352.10       14,850.58

                02/28/07      12,014.94       14,559.51

                03/31/07      12,362.31       14,722.57

                04/30/07      12,934.46       15,374.78

                05/31/07      13,332.91       15,911.36

                06/30/07      13,312.48       15,647.24

                07/31/07      13,046.84       15,162.17

                08/31/07      13,149.01       15,389.60

                09/30/07      13,496.38       15,965.18

                10/31/07      14,007.22       16,219.02

                    *net of fees and expenses

Performance  data quoted  represents past  performance  which is no guarantee of future results.  Investment return and principle value will fluctuate so that an investor's shares, when redeemed,  may be worth more or less than their original cost. Mutual Fund performance  changes over time and current  performance may be lower or higher than what is stated.  Returns do not reflect  the  deduction  of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

----------
1     The Fund's  performance  assumes the  reinvestment  of all  dividends  and distributions.  The indices have been adjusted to reflect  reinvestment of dividends on  securities.  The indices are not  adjusted to reflect  sales
      charges,   expenses  or  other  fees  that  the  Securities  and  Exchange
      Commission requires to be reflected in the Fund's performance. The indices are unmanaged.

                                                                                                                                                                         4


BBH CORE SELECT
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of BBH Trust and Shareholders
of BBH Core Select:

We have audited the accompanying statement of assets and liabilities,  including the  portfolio of  investments,  of BBH Core Select (a series of BBH Trust) (the
"Fund") as of October 31, 2007, and the related  statement of operations for the year then  ended,  the  statements  of changes in net assets for each of the two years in the period then ended,  and the  financial  highlights  for each of the five years in the period then ended.  These  financial  statements and financial highlights are the responsibility of the Fund's  management.  Our responsibility is to express an opinion on these financial  statements and financial highlights based on our audits.

We conducted  our audits in  accordance  with  standards  of the Public  Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not  required  to  have,  nor were we  engaged  to  perform,  an audit of its internal control over financial reporting.  Our audits included consideration of internal  control  over  financial  reporting  as a basis  for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of securities  owned at October 31, 2007, by  correspondence  with the custodian and brokers;  where replies were not received from brokers,  we performed  other auditing  procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of BBH
Core Select as of October 31, 2007,  the results of its  operations for the year then  ended,  the  changes  in its net  assets  for each of the two years in the period then ended,  and the financial  highlights  for each of the five years in the period  then ended,  in  conformity  with  accounting  principles  generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 27, 2007

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                     5


BBH CORE SELECT
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2007 (unaudited)

SECTOR DIVERSIFICATION

                                                                                              Percent of
                                                                 U.S. $ Value       Net Assets
                                                                      ------------          ----------
Consumer Discretionary .....................   $ 17,615,882           14.4%
Consumer Staples .............................           26,709,592           21.9
Energy .......................................                      7,237,002             5.9
Financials ...................................                   21,614,728           17.7
Health Care ..................................                   7,272,788             5.9
Industrials ..................................                     5,410,283            4.4
Information Technology .....................      20,261,385          16.6
Materials ....................................                      5,235,650           4.3
Short-Term Investment ......................        10,086,648           8.3
Cash and Other Assets In
  Excess of Liabilities ......................                   765,845           0.6
                                                                           ------------         -----
NET ASSETS ...................................         $122,209,803        100.0%
                                                                  ==========      =====

All data as of October 31, 2007.  The Fund's sector  breakdown is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

                                                                                                                                                                         6

BBH CORE SELECT
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2007

      Shares                                                                                                                              Value
      ---------                                                                                                                    -----------

                         COMMON STOCKS (91.1%)
                         CONSUMER DISCRETIONARY (14.4%)
        80,275      Bed, Bath & Beyond, Inc.(1)..........................                         $    2,724,533
      255,225      Comcast Corp. (Class A)(1)...........................                                5,372,486
      200,075      Liberty Global, Inc. (Series C)(1)...................            7,338,751
        52,800      Viacom, Inc. (Class B)(1)............................                                    2,180,112
                                                                                                                                            -----------
                         Total Consumer Discretionary.........................                                  17,615,882
                                                                                                                                            -----------
                        CONSUMER STAPLES (21.9%)
       97,150      Cadbury Schweppes, Plc. ADR..........................                                  5,172,266
       42,400      Coca-Cola Co.........................................                                                 2,618,624
       71,940      Costco Wholesale Corp................................                                        4,838,684
       53,125      Nestle SA ADR........................................                                              6,124,696
       33,475      PepsiCo, Inc.........................................                                                   2,467,777
     121,379      Wal-Mart Stores, Inc.................................                                            5,487,545
                                                                                                                                            -----------
                         Total Consumer Staples...............................                                      26,709,592
                                                                                                                                            -----------
                         ENERGY (5.9%)
       66,475       Occidental Petroleum Corp............................                                       4,590,099
       39,875       XTO Energy, Inc......................................                                              2,646,903
                                                                                                                                            -----------
                         Total Energy.........................................                                                 7, 237,002
                                                                                                                                            -----------
                        FINANCIALS (17.7%)
       82,875      AFLAC, Inc...........................................                                                  5,202,893
              65      Berkshire Hathaway, Inc. (Class A)1..................                                 8,612,500
     102,675      Chubb Corp...........................................                                                  5,477,711
       44,450      Freddie Mac..........................................                                                  2,321,624
                                                                                                                                            -----------
                        Total Financials.....................................                                                21,614,728
                                                                                                                                            -----------
                        HEALTH CARE (5.9%)
       46,375      Amgen, Inc.(1).......................................                                                  2,694,851
       86,100      Novartis AG ADR......................................                                             4,577,937
                                                                                                                                            -----------
                        Total Health Care....................................                                                7,272,788
                                                                                                                                            -----------
                       INDUSTRIALS (4.4%)
     148,675     Waste Management, Inc................................                                        5,410,283
                                                                                                                                            -----------
                       Total Industrials....................................                                                  5,410,283
                                                                                                                                            -----------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                     7


BBH CORE SELECT
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
OCTOBER 31, 2007

       Shares                                                                                                                          Value
      ---------                                                                                                                         -----------
                        COMMON STOCKS (continued)
                        INFORMATION TECHNOLOGY (16.6%)
       185,590    Dell, Inc.(1).......................................                                                  $    5,679,054
       116,925    Intuit, Inc.(1).....................................                                                       3,761,477
       136,838    Microsoft Corp......................................                                                  5,037,007
       262,425    Western Union Co....................................                                              5,783,847
                                                                                                                                           ------------
                        Total Information Technology........................                                    20,261,385
                                                                                                                                           ------------
                        MATERIALS (4.3%)
        61,250     Praxair, Inc........................................                                                        5,235,650
                                                                                                                                           ------------
                        Total Materials.....................................                                                   5,235,650
                                                                                                                                           ------------
                        TOTAL COMMON STOCKS
                        (Identified cost $91,504,186)...                                                           111,357,310
                                                                                                                                           ------------

 Principal
  Amount
   ---------
                        SHORT-TERM INVESTMENT (8.3%)
$10,100,000    U.S. Treasury Bills 3.428% 11/15/07.................                                  10,086,648
                                                                                                                                           ------------
                        TOTAL SHORT-TERM INVESTMENT
                        (Identified cost $10,086,575)                                                                10,086,648
                                                                                                                                           ------------
TOTAL INVESTMENTS (Identified cost $101,590,761)(2)...            99.4%       $121,443,958
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES........      0.6                   765,845
                                                                                                                     -----                ------------
NET ASSETS   .........................................                                              100.0%       $122,209,803
                                                                                                                 =====          =========

----------
(1)   Non-income producing security.

(2)   The aggregate  cost for federal income tax purposes is  $101,609,046,  the aggregate gross unrealized appreciation is $22,448,801,  and the aggregate gross unrealized  depreciation is $2,613,889,  resulting in net unrealized appreciation of $19,834,912.

ADR - American Depositary Receipt.

   The accompanying notes are an integral part of these financial statements.

                                                                                                                                                                         8


BBH CORE SELECT
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007

ASSETS:
   Investments in securities, at value
     (identified cost $101,590,761)                                                                   $121,443,958
   Receivables for:
     Investments sold .............................................                                                 2,687,874
     Capital stock sold ...........................................                                                       89,828
                                                                                                                                ------------
       Total Assets ...............................................                                                124,221,660
                                                                                                                           =========

LIABILITIES:
   Due to Brown Brothers Harriman .................................                                      118,280
   Payables for:
     Investments purchased ........................................                                          1,261,586
     Capital stock redeemed .......................................                                               393,773
     Investment advisory fees .....................................                                             123,572
     Shareholder servicing fees ...................................                                               47,528
     Administrative fees ..........................................                                                    28,517
     Professional fees ............................................                                                      18,282
     Custody and accounting fees ..................................                                          12,000
     Board of Trustees' fees ......................................                                                      819
     Accrued expenses and other liabilities .......................                                        7,500
                                                                                                                               ------------
       Total Liabilities ..........................................                                                    2,011,857
                                                                                                                               ------------
NET ASSETS ........................................................                                          $122,209,803
                                                                                                                          =========

Net Assets Consist of:
   Par value ......................................................                                                  $          8,914
   Paid-in capital ................................................                                                 102,654,929
   Undistributed net investment income ............................                                   148,693
   Accumulated net realized loss on investments ...................                           (455,930)
   Net unrealized appreciation on investments .....................                          19,853,197
                                                                                                                                ------------
Net Assets ........................................................                                                $122,209,803
                                                                                                                            =========

NET ASSET VALUE AND OFFERING PRICE PER CLASS N SHARE
   ($122,209,803 / 8,914,156 shares outstanding) ..................                                   $13.71
                                                                                                                                   ======

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                     9


BBH CORE SELECT
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended October 31, 2007

NET INVESTMENT INCOME:
   Income:
     Dividends and other income (net of withholding tax $26,551)             $  1,044,587
     Interest ....................................................                                                              289,112
     Other income ................................................                                                               781
                                                                                                                                  -----------
       Total Income ..............................................                                                     1,334,480
                                                                                                                                  -----------
   Expenses:
     Investment advisory fees ....................................                                               643,706
     Shareholder servicing fees ..................................                                               247,579
     Administrative fees .........................................                                                    148,547
     Custody and accounting fees .................................                                            52,055
     Professional fees ...........................................                                                         20,551
     Board of Trustees' fees .....................................                                                    13,337
     Miscellaneous expenses ......................................                                                 52,521
                                                                                                                                  -----------
       Total Expenses ............................................                                                    1,178,296
       Expense offset arrangement ................................                                             (26,964)
                                                                                                                                  -----------
       Net Expenses ..............................................                                                     1,151,332
                                                                                                                                  -----------
   Net Investment Income .........................................                                               183,148
                                                                                                                                  -----------

NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments ..............................                                       5,592,528
   Net change in unrealized appreciation on investments ..........                    10,551,809
                                                                                                                                  -----------
     Net Realized and Unrealized Gain ............................                                     16,144,337
                                                                                                                                  -----------
   Net Increase in Net Assets Resulting from Operations ..........                 $ 16,327,485
                                                                                                                               ========

   The accompanying notes are an integral part of these financial statements.

                                                                                                                                                                       10

BBH CORE SELECT
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                For the Years Ended October, 31
                                                                                                         -------------------------------
                                                                                                               2007             2006
                                                                                                          -------------     -------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income ................................                           $    183,148    $    335,861
     Net realized gain on investments .....................                        5,592,528       4,424,368
     Net change in unrealized appreciation on
       investments ........................................                                      10,551,809      5,591,321
                                                                                                           ------------       ------------
     Net increase in net assets resulting from operations         16,327,485     10,351,550
                                                                                                           ------------       ------------
   Dividends and distributions to Class N shareholders
     declared from net investment income: .................                    (350,622)          (48,978)
                                                                                                           ------------        ------------
   Capital stock transactions:
     Net proceeds from sales of capital stock .............                  6,694,371      27,811,128
     Net asset value of capital stock issued to
       shareholders
       for reinvestment of distributions ..................                             36,137              41,362
     Net cost of capital stock redeemed ...................                  (23,479,800)    (17,154,390)
                                                                                                           ------------         -----------
       Net increase in net assets resulting from
         capital stock transactions .......................                            23,250,708      10,698,100
                                                                                                            -----------        ------------
       Total increase in net assets .......................                           39,227,571      21,000,672
NET ASSETS:
   Beginning of year ......................................                                  2,982,232       61,981,560
                                                                                                          ------------         ------------
   End of year (including undistributed net investment
       income of $148,693 and $316,167, respectively) ...       $122,209,803    $ 82,982,232
                                                                                                     =========   ==========


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                   11


BBH CORE SELECT
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year


                                                                                                   For the years ended October 31,
                                                                                ------------------------------------------------------------------
                                                                                         2007        2006         2005           2004         2003
                                                                                        -------        -------       -------         -------        -------
Net asset value, beginning of year ......                    $11.74       $10.20       $9.30         $8.94        $7.79
                                                                                        -------        -------       -------         -------       -------
Income from investment operations:
  Net investment income .................                               0.02           0.04        0.05            0.02         0.04
  Net realized and unrealized gain ......                           2.00           1.51        0.91            0.38         1.12
                                                                                        -------        -------       -------         -------        -------
    Total income from investment
      operations ........................                                          2.02           1.55        0.96            0.40         1.16
                                                                                        -------        -------       -------         -------        -------
Less dividends and distributions:
  From net investment income ............                         (0.05)         (0.01)     (0.06)         (0.04)       (0.01)
                                                                                        -------        -------       -------         -------        -------
Net asset value, end of year ............                          $13.71      $11.74     $10.20         $9.30       $8.94
                                                                                      =====      =====    =====       =====      ====

Total return ............................                                       17.25%     15.18%   10.31%        4.46%   14.34%
Ratios/Supplemental data:
  Net assets, end of year (in millions)                       $122            $83          $62             $48          $47
  Expenses as a percentage of
    average net assets ..................                                   1.16%1     1.19%1   1.22%1,2   1.20%2   1.20%2
  Ratio of net investment income to
    average net assets ..................                                   0.18%       0.45%     0.47%         0.23%    0.42%
  Portfolio turnover rate ...............                                    18%          53%        59%            57%       44%


----------

(1)   For the years ended October 31, 2007, 2006 and 2005, the fund's expenses were reduced through an expense offset arrangement with the fund's custodian, had the arrangement not been in place, the actual expense ratio of the fund would have been 1.19%, 1.24% and 1.27%, respectively.

(2)   Had the expense reimbursement agreement, which terminated on December 31,
      2004, not been in place, the ratio of expenses to average net assets would have been as follows:
                                N/A      N/A      1.24%      1.32%      1.36%

   The accompanying notes are an integral part of these financial statements.

                                                                                                                                                                       12

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2007

1.    Organization  and Significant  Accounting  Policies.  BBH Core Select (the
      "Fund")   (formerly  BBH   Tax-Efficient   Equity  Fund)  is  a  separate,
      diversified  series of BBH Trust (the "Trust"),  which is registered under the Investment  Company Act of 1940, as amended as an open-end  management investment company.  The Trust was originally  organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and  re-organized as a  Delaware  statutory  trust on June  12,  2007.  The  Fund  commenced operations  on  November 2, 1998.  On  February  20,  2001,  the  Trustees
      reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". As of October 31, 2007, there were no Class I shares outstanding.  At October 31, 2007, there were seven series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles  generally  accepted  in the United  States of  America,  which require  management to make certain  estimates and assumptions at the date of the  financial  statements  and are based,  in part,  on the  following accounting policies. Actual results could differ from those estimates.

      A.    Valuation of Investments.  (1) The value of investments  listed on a securities exchange is based on the last sale price on that exchange prior to the time when  assets  are  valued,  or in the  absence  of recorded sales, at the average of readily  available closing bid and asked prices on such exchange; (2) unlisted securities are valued at
            the   average   of  the   quoted   bid  and  asked   prices  in  the
            over-the-counter  market;  (3)  securities or other assets for which market quotations are not readily available are valued at fair value in accordance with  procedures  established by and under the general supervision and responsibility of the Trust's Board of Trustees; (4)
            short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing  their value on the 61st day prior to maturity,  if their original  maturity  when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trust's
            Board of Trustees.

      B.    Accounting for Investments  and Income.  Security  transactions  are accounted  for on the  trade  date.  Realized  gains  and  losses on security  transactions are determined on the identified cost method.
            Dividend income and other  distributions  from portfolio  securities are recorded on the ex-dividend date. Non-cash dividends included in dividend  income,  if any,  are recorded at the fair market value of securities  received.  Distributions  received  on  securities  that represent  a return of capital or a capital  gain are  recorded as a reduction of cost of investments and/or as a realized gain. Interest income  is  accrued  daily.  Investment  income is  recorded  net of foreign taxes withheld where recovery of such tax is uncertain.

      C.    Securities  Lending.  The Fund may lend its portfolio  securities to broker-dealers, qualified banks and certain institutional investors.
            The loans are secured by  collateral  in an amount equal to at least the  market  value at all times of the  loaned  securities  plus any accrued  interest and dividends.  During the time the securities are on loan,  the  Fund  will  continue  to  receive  the  interest  and dividends or amounts  equivalent  thereto,  on the loaned securities while  receiving a fee from the borrower or earning  interest on the investment of the cash collateral.  Loans are subject to termination at the option of the borrower or the Fund.  Upon  termination of the loan, the borrower will return to the lender securities identical to the  loaned  securities.  The  Fund  may  pay  reasonable  finders', administrative  and custodial fees in connection  with a loan of its securities and may share the interest  earned on the collateral with the  borrower.  The Fund bears the risk of delay in recovery  of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of October 31, 2007.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                   13


BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2007

      D.    Federal  Income Taxes.  It is the Trust's  policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated  investment companies and to distribute all of its taxable income to its  shareholders.  Accordingly,  no  federal  income  tax provision is required.  The Fund files a tax return  annually  using tax accounting  methods  required under provisions of the Code which may differ  from  accounting  principles  generally  accepted in the
            United  States  of  America,  the  basis  on which  these  financial statements are prepared.  Accordingly,  the amount of net investment income and net realized gain reported on these financial  statements may  differ  from that  reported  on the  Fund's  tax  return due to certain book-to-tax differences such as losses deferred due to "wash sale"  transactions  and utilization of capital loss  carryforwards.
            These  differences  may result in temporary  over-distributions  for financial  statement purposes and are classified as distributions in excess of accumulated  net realized gains or net investment  income.
            These distributions do not constitute a return of capital. Permanent
            differences  are   reclassified  on  the  Statement  of  Assets  and
            Liabilities  based  upon  their  tax  classification.  As such,  the character of distributions to shareholders reported in the Financial
            Highlights  table may differ from that reported to  shareholders  on
            Form 1099-DIV.

      E.    Dividends  and   Distributions   to   Shareholders.   Dividends  and
            distributions  to  shareholders,  if any, are paid  annually and are recorded on the ex-dividend date. The tax character of distributions paid  during the  fiscal  years  ended  October  31,  2007 and 2006, respectively, were as follows:

                                           Distribution paid from:
                    --------------------------------------------------------------------------------
                                              Net                  Total                                       Total
              Ordinary           long term           taxable         Tax return     distributions
               Income          capital gain       distributions      of capital         paid
                 -------                ------------         -------------          ----------        -------------

2007:     $350,622                    --                 $350,622                 --              $350,622
2006:         48,978                    --                     48,978                 --                  48,978

      As  of  October  31,  2007  and  2006,  respectively,  the  components  of accumulated earnings/(deficit) on a tax basis were as follows:

                                                         Components of accumulated earnings/(deficit):
                                              --------------------------------------------------------------------------------

                                                                                                              Total
               Undistributed    Undistributed                                 Accumulated         Unrealized             accumulated
                  ordinary            long-term          Accumulated       capital and           appreciation/            earnings/
                   income           capital gains          earnings           other losses         (depreciation)              (deficit)
                -------------          --------------            -----------               -------------              --------------               -----------
2007:       $148,693                   --                    $148,693            $  (437,645)               $19,834,912           $19,545,960
2006:         316,167                   --                      316,167              (6,039,537)                  9,292,467               3,569,097


      The Fund had a net capital loss  carryforward  of  approximately  $437,645 which expires as follows:

                       Expiration
                           date                    Amount
                         ----------                  --------

                      10/31/2011             $347,756
                      10/31/2012                 89,889
                                                          --------
                                                      $437,645
                                                         =====

                                                                                                                                                                       14

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2007

            Total distributions paid may differ from the Statement of Changes in
            Net Assets because, for tax purposes,  dividends are recognized when actually paid.

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation)  is  attributable  primarily  to the tax deferral of losses on wash sales.

            To the  extent  future  capital  gains are  offset by  capital  loss carryforwards, such gains will not be distributed.

      F.    Accounting   Developments.   In  June  2006,   Financial  Accounting
            Standards Board Interpretation No. 48, Accounting for Uncertainty in
            Income Taxes - an  interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years  beginning  after  December
            15,  2006.  FIN 48 sets forth a threshold  for  financial  statement recognition,  measurement  and disclosure of a tax position taken or expected to be taken on a tax return.  While not  expected to have a material impact on the Fund's financial statements,  management will be evaluating  the impact,  if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

            In September 2006,  Statement of Financial  Accounting Standards No.
            157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value,  establishes a framework  for  measuring  fair value and expands  disclosures  about fair value  measurements.  Management is currently  evaluating the  implication of SFAS 157. At this time its
            impact  on  the  Fund's  financial   statements  has  not  yet  been
            determined.

2.    Transactions with Affiliates.

      Advisory  and  Administrative  Fees.  Effective  June  12,  2007,  under a
      combined  Investment   Advisory  and  Administrative   Services  Agreement
      ("Agreement")  with the  Trust,  Brown  Brothers  Harriman  & Co.  ("BBH")
      provides  investment  advice,   portfolio  management  and  administrative
      services  to the  Fund.  BBH  receives  a  combined  fee from the Fund for advisory and administrative  services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund's average daily net assets.
      Prior to June 12,  2007  under a  separate  agreement  that  covered  only advisory fees, BBH received a fee from the Fund calculated  daily and paid monthly at an annual rate of 0.65% of the Fund's  average daily net assets and Brown  Brothers  Harriman Trust  Company,  LLC  ("BBHTC"),  the Fund's
      administrator, under a separate agreement that covered only administrative services,  received a fee from the Fund calculated  daily and paid monthly at an annual  rate  equivalent  to 0.15% of the Fund's  average  daily net assets.  BBH has a  sub-administration  services  agreement with Federated
      Services Company ("FSC") for which FSC receives  compensation paid by BBH.
      For the year ended  October  31,  2007,  the Fund  incurred  $792,253  for advisory and administrative services.

      Shareholder   Servicing  Fees.  The  Trust  has  a  shareholder  servicing agreement  with BBH for which BBH receives a fee from the Fund  calculated daily  and paid  monthly  at an  annual  rate of 0.25% of Class N  shares'
      average daily net assets.  For the year ended  October 31, 2007,  the Fund incurred $247,579 for shareholder servicing services.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                   15


BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2007

      Custody and  Accounting  Fees. BBH acts as a custodian and shall receive a custody  and  accounting  fee  from  the Fund  calculated  daily  and paid monthly.  BBH holds all cash and  investments and calculates the daily net asset  value.  The custody fee is a  transaction  based fee with an annual minimum of $30,000,  and the  accounting  fee is  calculated  at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next
      $400 million of net assets and 0.01% per annum on all net assets over $500 million.  For the year ended October 31, 2007,  the Fund incurred  $52,055 for custody and accounting services. These fees were reduced by $26,964 as a result of an expense offset  arrangement with the Fund's  custodian.  In the event that the Fund is  overdrawn,  under the custody  agreement  with
      BBH,  BBH will  make  overnight  loans  to the  Fund to cover  overdrafts.
      Pursuant to their  agreement the Fund will pay the Federal Funds overnight investment  rate on the day of overdraft.  As of October 31, 2007 the Fund had $118,280 outstanding under such arrangements.  The total interest paid by the Fund for the year ended October 31, 2007 was $499.

      Securities  Lending Fees. The Trust has a security lending  agreement with
      BBH for which BBH receives a fee from the Fund for each  security  loaned.
      For the year ended October 31, 2007, the Fund incurred no security lending fees.

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2007, the Fund incurred $13,337 for these fees.

3.    Investment Transactions.  For the year ended October 31, 2007, the cost of purchases  and the proceeds of sales of investment  securities  other than short-term investments were $40,800,893 and $16,960,437, respectively.

4.    Capital Stock. BBH Fund, Inc. was permitted to issue 2,500,000,000  shares of capital stock, par value $.001 per share, of which  277,777,778  shares were classified as Class N shares of the Fund and 277,777,778  shares were classified as Class I shares of the Fund.  There have been no transactions in Class I shares of  capital  stock as of  October  31,  2007.  The Trust offers unlimited shares without par value.  Transactions in Class N shares of capital stock were as follows:

                                                                                               Shares
                                                                              -----------------------------------
                                                                                  For the                     For the
                                                                              year ended              year ended
                                                                        October 31, 2007     October 31, 2006
                                                                             ----------------            ----------------

Capital stock sold ..........................                         3,718,102                  2,550,601
Capital stock issued in connection with
   reinvestment of distributions ............                       3,021                         3,844
Capital stock redeemed ......................                  (1,876,256)               (1,562,704)
                                                                                     ----------                    ----------
Net increase ................................                             1,844,867                     991,741
                                                                                  =======                    ======

                                                                                                                                                                      16

BBH CORE SELECT
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION
OCTOBER 31, 2007

Supplemental  Proxy  Information.  A  Special  Meeting  of BBH Fund,  Inc.  (the
"Corporation")  was held on May 23, 2007. On April 5, 2007,  the record date for shareholders  voting at the meeting,  there were 108,931,295  total  outstanding shares of the Corporation and 7,798,384 total outstanding shares of the Fund.

The following item was considered by  shareholders  of the  Corporation  and the result of their voting is listed below.  Unless  otherwise  noted the matter was approved.

Proposals:

(1)   To elect two Trustees of the Funds;

Samuel F. Pryor IV
   Shares voted affirmatively........                   89,470,872
   Shares voted negatively...........                        283,884
   Shares abstaining......................                           19,777

H. Whitney Wagner
   Shares voted affirmatively........                  89,474,508
   Shares voted negatively...........                        280,248
   Shares abstaining......................                          19,777

The  following  items were  considered by Fund  shareholders  and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

(2)   To approve a new combined investment advisory and administrative  services agreement for the Fund with the current investment adviser of the Fund;

   Shares voted affirmatively........                    7,021,979
   Shares voted negatively...........                         27,913
   Shares abstaining......................                                  0

(3)   To approve changes to the Fund's fundamental  investment policies in order to modernize  its  investment  restrictions  and  increase its  investment flexibility:

(a) To amend the Fund's fundamental investment policy regarding diversification;

            Shares voted affirmatively......             7,021,979
            Shares voted negatively.........                    9,210
            Shares abstaining....................                   18,703

      (b)   To amend the Fund's fundamental investment policy regarding concentration;

            Shares voted affirmatively......             7,021,979
            Shares voted negatively.........                    9,210
            Shares abstaining....................                  18,703

      (c)   To amend the Fund's fundamental investment policy regarding underwriting;

            Shares voted affirmatively......             7,025,175
            Shares voted negatively.........                    9,210
            Shares abstaining....................                  15,507

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                   17


BBH CORE SELECT
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION (CONTINUED)
OCTOBER 31, 2007

      (d)   To amend the Fund's fundamental investment policy regarding investing in commodities;

            Shares voted affirmatively......            7,025,175
            Shares voted negatively.........                   9,210
            Shares abstaining....................                 15,507

      (e)   To amend the Fund's fundamental investment policy regarding investing in real estate;

            Shares voted affirmatively......            7,025,175
            Shares voted negatively.........                 24,717
            Shares abstaining....................                           0

      (f)   To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities;

            Shares voted affirmatively......            7,025,175
            Shares voted negatively.........                   9,210
            Shares abstaining....................                  15,507

      (g)   To amend the Fund's fundamental investment policy regarding lending;

            Shares voted affirmatively......            7,025,175
            Shares voted negatively.........                   9,210
            Shares abstaining....................                  15,507

      (h)   To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding selling short;

            Shares voted affirmatively......           7,025,175
            Shares voted negatively.........                  9,210
            Shares abstaining....................                15,507

      (i)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental investment policy regarding illiquid securities;

            Shares voted affirmatively......            7,040,682
            Shares voted negatively.........                   9,210
            Shares abstaining....................                          0

      (j)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental
            investment  policy  regarding   investing  in  securities  of  other
            investment companies;

            Shares voted affirmatively......            7,040,682
            Shares voted negatively.........                   9,210
            Shares abstaining....................                          0

      (k)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental investment policy regarding purchases on margin;

            Shares voted affirmatively......            7,040,682
            Shares voted negatively.........                   9,210
            Shares abstaining....................                          0

                                                                                                                                                                       18

BBH CORE SELECT
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION (CONTINUED)
OCTOBER 31, 2007

      (l)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental investment policy on restricted securities;

            Shares voted affirmatively......             7,025,175
            Shares voted negatively.........                    9,210
            Shares abstaining....................                  15,507

(4)   To approve the proposed Reorganization  Agreement,  pursuant to which each series of BBH Fund,  Inc. would be  reorganized as separate  series of BBH
      Trust, (the "New BBH Trust"), a newly formed Delaware statutory trust.

            Shares voted affirmatively......            7,025,175
            Shares voted negatively.........                    9,210
            Shares abstaining.....................                 15,507

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                   19


BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2007

EXAMPLE

As a  shareholder  of BBH Core  Select,  you may incur  two types of costs:  (1)
transaction  costs  on  purchase  payments,   reinvested  dividends,   or  other
distributions;  redemption  fees;  and  exchange  fees;  and (2) ongoing  costs, including management fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare  these  costs with the ongoing  costs of  investing  in other  mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 to October 31, 2007).

ACTUAL EXPENSES

The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                                                                                                                                        20

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2007

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs  only  and  do not  reflect  any  transactional  costs,  such  as redemption  fees or exchange  fees.  Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the
relative  total  costs  of  owning  different  funds.  In  addition,   if  these
transactional costs were included, your costs would have been higher.

                                                                                                  Expenses Paid
                                    Beginning                Ending               During Period
                                 Account Value     Account Value       May 1, 2007 to
Class N                      May 1, 2007     October 31, 2007   October 31, 2007(1)
                                      -------------          ----------------         -------------------
Actual ........................      $1,000                $1,082.90                    5.93
Hypothetical(2) ........      $1,000                 $1,019.51                   5.75

----------
(1)   Expenses  are equal to the Fund's  annualized  expense  ratio of 1.13% for
      Class N shares,  multiplied by the average  account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation,  the applicable  annualized  expense ratio is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                    21


BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
October 31, 2007 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 11, 2006,  the Board of Trustees  (the "Board") of
the Trust unanimously approved a new Combined Investment Advisory/Administrative
Services Agreement ("Combined  Agreement").  The Board determined that the terms of the  Combined  Agreement  will be  substantially  identical  to  those of the current  advisory and  administration  agreements of the Funds,  noting that the most significant  difference in the Combined  Agreement is a single fee for both advisory and administrative  services. The following is a summary of the factors the Board took into consideration in making its determination to approve the new
Combined Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman & Co.
("BBH")

The Board noted that,  under the  Combined  Agreement in respect of each
Fund,  BBH,  subject to the  supervision of the Board,  will be responsible  for providing a  continuous  investment  program and making  purchases  and sales of portfolio  securities  consistent  with  the  Funds'  investment  objective  and policies.  Under  the  Combined  Agreement,  BBH  also  provides  administrative services to each Fund.

The Board  considered  the scope and  quality of  services to be provided by BBH under the Combined  Agreement and noted that the scope of services  provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example,  BBH is responsible  for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs  have  recently  been refined and  enhanced in light of new  regulatory requirements.  The Board  considered the quality of the investment  research and administrative  capabilities  of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall,  they were satisfied  with the  nature,  extent and  quality  of  services  expected  to be provided to each of the Funds under the Combined Agreement.

Costs of Services Provided and Profitability to BBH

At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability of BBH's current  investment  company advisory and other fees. The
Board also reviewed BBH's  profitability data for each Fund, which also included the effect of revenue  generated by the shareholder  servicing,  administration, custody and other fees paid by the Fund.  The Board  discussed the difficulty of making  comparisons  of  profitability  because  comparative  information is not generally publicly available and is affected by numerous factors,  including the
structure  of  the  service  provider,   the  types  of  funds  it  manages  and
administers,  its business mix, numerous assumptions  regarding  allocations and the entity's capital structure and cost of capital. In considering profitability information,  the Board  considered  the effect of  fall-out  benefits  on BBH's expenses,  as well as the "revenue  sharing"  arrangements  BBH has entered into with certain entities that distribute  shares of the Funds. The Board focused on
profitability   of  BBH's   relationships   with  the  Funds  before  taxes  and
distribution  expenses.  The Board  concluded  that it was satisfied  that BBH's level of profitability from its relationship with each Fund was not excessive.

                                                                                                                                                                        22

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2007 (unaudited)

Fall-Out Benefits

The  Board   considered  that  BBH  does  not  allocate  the  Funds'   portfolio
transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates.. The
Board received and reviewed  information  concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain funds, and is the Funds' administrator, custodian and securities lending agent.  The Board  noted that BBH  retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board  recognized  that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH.. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board  noted  that the Funds'  combined  fee  schedules,  other than the fee schedule for BBH Money Market Fund, do not contain breakpoints.  As a result, if assets  increase,  the fee rates  would not be  reduced  for these  Funds on the incremental  assets.  With respect to the BBH Money Market Fund,  the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into  account  the  effects of  inflation  or such other basis as may be appropriate,  subject to the approval of  shareholders to the extent required by the 1940 Act.

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  they had been provided over many years,  the Board observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds,  there  appeared  to be no  uniformity  or  pattern in the fees and asset levels at which  breakpoints (if any) apply. In light of the Funds' current size and expense structure,  the Board concluded that it was unnecessary at this time to consider  breakpoints with respect to the Funds, other than for the BBH Money
Market Fund.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                    23


BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2007 (unaudited)

Investment Results

The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on October 2, 2006, the Board received detailed performance information for each Fund at each regular Board meeting  during the year. At the meeting held on
October 2, 2006, the Board reviewed information showing performance of each Fund compared to its peers over the prior 1-, 3-, and 5- year  periods  and  compared the performance  information to one or more  securities  indices over comparable periods.

Combined Fee Rate

The  Board  considered  the fee  rate to be paid by each  Fund to BBH The  Board recognized that it is difficult to make  comparisons of these fee rates, and the combined advisory and  administration  fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following factors specific to BBH Core Select also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board  reviewed the  comparative  performance  of BBH Core Select versus the
Standard's  and Poor's  500 Index  (the  "Index").  The Board  viewed  favorably management's decision to implement a new portfolio  construction  methodology in the second  quarter  of 2004,  a  methodology  which puts  greater  emphasis  on fundamental  valuation  considerations  and less emphasis on tracking error to a broad market index such as the Index.  The Board also reviewed  favorably  BBH's decision to have a Partner and Managing  Director of the firm be the co-managers of BBH Core  Select  beginning  in the fourth  quarter  of 2005.  The Board also appreciated  that the  strategy of  long-term,  low  turnover  investing in cash generative  companies at prices that have a margin of safety to intrinsic  value should  provide the  shareholders  with long-term  appreciation  at a relatively modest level of risk. The Board  recognized  that  divergence from the benchmark was  to be  expected  because  of  the  manager's  clearly  defined  fundamental investment  style  with very  little  concern  for  tracking  error to the broad market.  The  Board  spent  considerable  time in  reviewing  BBH Core  Select's investments and confirming that those  investments  were consistent with the new investment  methodology.  They  concurred  that the new  portfolio  construction methodology and its  implementation  will need to be judged over a three to five year timeframe. The Board also noted BBH Core Select's expense ratio was in line with many funds of similar size and investment mandate.  Taking into account all of the

                                                                                                                                                                       24

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2007 (unaudited)

factors considered, the Board concluded that BBH Core Select's recent investment results  and its total  expense  ratio were  acceptable  and that they  retained confidence in the manager to achieve BBH Core Select's investment objective.

Conflicts of Interest

As a general matter,  certain conflicts of interest may arise in connection with a portfolio manager's  management of a Fund's investments,  on the one hand, and
the   investments  of  other  accounts  for  which  the  portfolio   manager  is
responsible, on the other. For example, it is possible that the various accounts managed  could  have  different  investment  strategies  that,  at times,  might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account,  possible conflicts could arise in determining how to allocate them.  Other  potential  conflicts might include  conflicts  created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio  trades and/or  specific uses of commissions  from  Fund  portfolio  trades  (for  example,  research,  or  "soft dollars").

BBH has adopted and implemented policies and procedures, including brokerage and trade  allocation  policies  and  procedures,  which  it  believes  address  the conflicts  associated with managing multiple  accounts for multiple clients.  In addition,  BBH monitors a variety of areas,  including  compliance  with account investment guidelines, the inclusion only of securities approved for purchase by the BBH's Fixed Income Credit  Committee,  and compliance with the BBH's Code of
Ethics.  Finally,  BBH has structured the portfolio managers'  compensation in a manner, and the Funds have adopted policies and procedures,  reasonably designed to  safeguard  a Fund from  being  negatively  affected  as a result of any such potential conflicts.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                  25


BBH CORE SELECT
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION (unaudited)

The amount of qualified  interest  income (QII)  dividends  paid by the BBH Core
Select (the "Fund") for the year ended October 31, 2007 was $51,568.

Under  Section  854(b)(2) of the Internal  Revenue Code (the  "Code"),  the Fund
designates up to a maximum of $1,071,138 as qualified  dividends for purposes of the maximum  rate under  Section  1(h)(11) of the Code for the fiscal year ended
October 31, 2007. In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends  distributed during the calendar year  2007.  Shareholders  are  advised to check  with  their tax  advisors  for information  on the  treatment of these amounts on their  individual  income tax returns.

100% of the  ordinary  income  dividends  paid by the Fund during the year ended
October 31, 2007  qualifies for the dividends  received  deduction  available to corporate shareholders.

                                                                                                                                                                       26

TRUSTEES AND OFFICERS OF BBH CORE SELECT
--------------------------------------------------------------------------------
(unaudited)

Information  pertaining  to the  Trustees  of the BBH Trust  (the  "Trust")  and
executive  officers of the Trust is set forth below.  Part B to the Registration
Statement  of the BBH Core  Select  includes  additional  information  about the
Fund's  Trustees and is available upon request  without charge by contacting the
Fund at 1-800-625-5759.


                                                                          Term of                                                                                    Number of
                                                                          Office                                                                                       Funds in
                                                                            and                                                                                         Fund                  Other
                                               Position(s)        Length                                                                                    Complex             Directorships
Name, Birth Date                 Held with          of Time                    Principal Occupation(s)                      Overseen by     Held by
and Address                        Trust                  Served#                  During Past 5 Years                             Trustee^            Trustee
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------
Joseph V. Shields Jr.           Chairman of         Since              Managing Director, Chairman and                  7                  None
Birth Date:                            the Board and      2007               Chief Executive Officer of Shields &
March 17, 1938                     Trustee                                         Company (member of New York Stock
Shields & Company                                                                  Exchange); Chairman of Capital
140 Broadway                                                                             Management Associates, Inc.
New York, NY 10005                                                                  (registered investment adviser);
                                                                                                      Director of Flower Foods, Inc. (New
                                                                                                      York Stock Exchange listed company).

Eugene P. Beard                  Trustee                 Since              Chairman & CEO of Westport Asset              7                 Director of Old
Birth Date:                                                           2007                Fund, Inc.                                                                               Westbury Funds
March 17, 1935                                                                                                                                                                             (7 Funds)
800 Connecticut Ave.,
3 East
Norwalk, CT 06854

David P. Feldman                Trustee                  Since             Director of Jeffrey Co. (1992 to                        7                 Director of
Birth Date:                                                            2007              present); Director of QMED (1999 to                                 Dreyfus
November 16, 1939                                                                    May 2007).                                                                             Mutual Funds
C/O BBH & Co.                                                                                                                                                                          (59 Funds)
140 Broadway
New York, NY 10005

Alan G. Lowy                       Trustee                  Since            Private Investor.                                                  7                 None
Birth Date:                                                            2007
April 17, 1939
4111 Clear
Valley Drive
Encino, CA 91436

Arthur D. Miltenberger       Trustee                 Since            Retired; Trustee, R.K. Mellon Family              7                 None
Birth Date:                                                            2007             Trust (1981 to June 2003); Director of
November 8, 1938                                                                     Aerostructures Corporation (aircraft
503 Darlington Road                                                                manufacturer) (1996 to July 2003).
Ligonier, PA 15658


FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                   27


TRUSTEES AND OFFICERS OF BBH CORE SELECT
--------------------------------------------------------------------------------
(unaudited)


                                                                            Term of                                                                                   Number of
                                                                            Office                                                                                      Funds in
                                                                            and                                                                                          Fund                    Other
                                                Position(s)         Length                                                                                    Complex              Directorships
Name, Birth Date                  Held with           of Time                    Principal Occupation(s)                      Overseen by      Held by
and Address                         Trust                   Served#                  During Past 5 Years                             Trustee^             Trustee
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Samuel F. Pryor, IV               Trustee                Since                      Private Investor.                                          7                     None
Birth Date:                                                           2007
June 12, 1955
130 East 67th Street
New York, NY 10021

H. Whitney Wagner             Trustee                Since                     President, Clear Brook Advisors, a           7                    None
Birth Date:                                                            2007                       registered investment advisor.
March 3, 1956
Clear Brook Advisors
75 Rockefeller Plaza,
14th Floor
New York, NY 10019

Officers

John A. Nielsen                    President and       Since                     President and Principal Executive            N/A               N/A
Birth Date:                             Principal                2007                       Officer of the Trust; He joined Brown
July 15, 1943                          Executive                                             Brothers Harriman & Co. ("BBH") in
140 Broadway                       Officer                                                  1968 and has been a Partner of the
New York, NY 10005                                                                          firm since 1987.

Charles H. Schreiber             Treasurer,              Since                    Treasurer, Principal Financial Officer        N/A              N/A
Birth Date:                              Principal                 2007                     and Anti-Money Laundering Officer of
December 10, 1957                Financial                                              the Trust; Senior Vice President of
140 Broadway                        Officer, Anti-                                      BBH since September 2001; Joined
New York, NY 10005             Money                                                BBH in 1999.
                                                 Laundering
                                                 Officer

Mark B. Nixon                       Assistant                Since                   Assistant Secretary and Assistant            N/A              N/A
Birth Date:                             Secretary,                2007                     Treasurer of the Trust; Vice President
January 14, 1963                   Assistant                                             of BBH (since October 2006);
140 Broadway                       Treasurer                                              Accounting Manager, Reserve Funds
New York, NY 10005                                                                           (August 2005-September 2006);
                                                                                                               Assistant Controller, Reserve Funds
                                                                                                               (February 2005-August 2005); Private
                                                                                                               Consultant (December 2001-February
                                                                                                               2005).

Beth Haddock                       Chief                        Since                    Chief Compliance Officer of the Trust     N/A              N/A
Birth Date:                             Compliance             2007                     (September 2007-present); Chief
December 10, 1965                Officer                                                  Compliance Officer for the
140 Broadway                                                                                      FINRA/NYSE and SEC compliance
New York, NY 10005                                                                           programs and Associate Compliance
                                                                                                               Director for the global compliance
                                                                                                               program (April 2005-present); Deputy
                                                                                                               General Counsel of AXA Advisors/
                                                                                                               AXA Financial (November 1997-April
                                                                                                               2005)


                                                                                                                                                                       28

TRUSTEES AND OFFICERS OF BBH CORE SELECT
--------------------------------------------------------------------------------
(unaudited)


                                                                            Term of                                                                                        Number of
                                                                            Office                                                                                           Funds in
                                                                            and                                                                                               Fund                 Other
                                               Position(s)          Length                                                                                        Complex            Directorships
Name, Birth Date                 Held with            of Time                   Principal Occupation(s)                           Overseen by     Held by
and Address                        Trust                    Served#                 During Past 5 Years                                  Trustee^           Trustee
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Gail C. Jones                          Secretary             Since                     Secretary of the Trust; Counsel,             N/A                   N/A
Birth Date:                                                           2007                      ReedSmith, LLP (since October 2002);
October 26, 1953                                                                                Corporate Counsel (January 1997 to
1001 Liberty Avenue                                                                        September 2002) and Vice President
Pittsburgh, PA                                                                                   (January 1999 to September 2002) of
15222-3779                                                                                          Federated Services Company.

Judith J. Mackin                    Vice President    Since                     Vice President of the Trust; Vice             N/A                  N/A
Birth Date:                                                            2007                      President (since November 1997) of
May 30, 1960                                                                                      Federated Services Company.
1001 Liberty Avenue,
Pittsburgh, PA
15222-3779

John C. Smith                         Assistant            Since                    Assistant Treasurer of the Trust; Vice      N/A                 N/A
Birth Date:                               Treasurer            2007                      President (since 2004); Assistant Vice
August 2, 1965                                                                                  President (since September 2001);
50 Milk Street                                                                                    Associate (September 2000 to August
Boston, MA 02109                                                                          2001); and Senior Analyst (June 1999
                                                                                                            to August 2000) of BBH & Co.


----------
#     Each  Trustee of the Trust holds office until he or she attains the age of
      70 (72, in the case of Trustees who were elected as such before January 1,
      2000),  or until he or she sooner dies,  resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All officers of the Trust hold office for one year and until their  respective successors  are  chosen  and  qualified  (subject  to the  ability  of the
      Trustees to remove any officer in  accordance  with the Trust's  By-laws).
      Each Trustee previously served on the Board of Trustees of the Predecessor
      Funds.

^     The Fund Complex consists of the Trust, which has seven series and each is counted as one "Fund" for purposes of this table.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                   29


INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

================================================================================

                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN

                                  Annual Report
                                OCTOBER 31, 2007

                          BBH INTERNATIONAL EQUITY FUND


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

For the 12-month  period ended October 31, 2007,  the BBH  International  Equity
Fund Class N Shares  returned  21.01%(1)  net of fees,  while the Class I Shares returned  21.28%(1).  The Fund's  benchmark,  MSCI Europe,  Australasia Far East
Index(2) (the "EAFE"),  returned 24.91% over the same period. The Fund continues to employ two  sub-advisors  who are  monitored by BBH.  One  manager,  Mondrian
Investment  Partners  ("Mondrian"),  employs a value  strategy  while the other,
Walter Scott & Partners ("Walter Scott"),  employs a growth strategy.. New assets continue to be equally allocated between both managers.

The performance of the Fund's portfolio  managed by Mondrian has been roughly in line with the EAFE during the reporting  period,  while the  performance  of the
Fund's portfolio managed by Walter Scott has been hurt by an overweight position in Japan.  Walter Scott  continued to find  attractively  valued  companies with above  average  growth  rates in Japan and greater  Asia  believing  that recent
European  performance has been driven by  unsustainable  M&A activity.  Mondrian also  maintained a modest  underweight  in Europe  finding  value in  Australian businesses, where management maintained an overweight position.

Both  managers  continued to employ  benchmark  agnostic  strategies  focused on absolute  real rates of return.  They  invest in quality  businesses  with clear plans for the future,  competitive  positions among peers and strong  management teams dedicated to increasing shareholder value. This investment process allowed the Fund to be defensively  positioned as volatility in global markets continued
to increase.

----------
(1)   Performance  data  quoted  represents  no  guarantee  of  future  results.
      Investment  return  and  principal  value  will  fluctuate,   so  that  an
      investor's  shares,  when  redeemed,  may be worth more or less than their original  cost.  Mutual  Fund  performance  changes  over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns,  contact the Fund at 1-800-625-5759.

(2)   MSCI Europe,  Australasia and Far East Index (EAFE):  An unmanaged  market capitalization-weight  equity index  comprising  20 of 48 countries in the
      MSCI  universe  and  representing  the  developed  world  outside of North
      America.  Each MSCI country index is created separately,  then aggregated, without  change,  into  regional MSCI indices.  EAFE  performance  data is calculated in U.S. dollars and in local currency.

                                                                                                                                                                         2

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

           Growth of $10,000 Invested in BBH International Equity Fund

The graph below  illustrates  the  hypothetical  investment of $10,000(1) in the
Class N Shares of the Fund  over the ten  years  ended to  October  31,  2007 as compared to the EAFE.

[The following information was depicted as a line chart in the printed material]

                    Total Return for the Period Ended October 31, 2007
               --------------------------------------------------------------------------
                                                            Five Years            Ten Years
                                One Year         (Annualized)        (Annualized)
               -------------------------------------------------------------------------
               Class N       21.01%               19.64%                  8.40%(2)
               -------------------------------------------------------------------------
               Class I         21.28%               19.93%                  8.72%
               -------------------------------------------------------------------------

                                        International
                        Date        Equity Fund*      MSCI-EAFE
                        --------        -------------             -----------
                      10/31/97       10,000.00             10,000.00
                      11/30/97       10,010.62               9,898.06
                      12/31/97       10,120.70               9,984.39
                      01/31/98       10,452.70             10,441.02
                      02/28/98       10,945.35             11,110.97
                      03/31/98       11,534.38             11,453.09
                      04/30/98       11,770.00             11,543.75
                      05/31/98       11,962.77             11,487.72
                      06/30/98       12,059.16             11,574.69
                      07/31/98       12,487.55             11,692.03
                      08/31/98       10,731.15             10,243.52
                      09/30/98       10,399.15               9,929.47
                      10/31/98       10,806.12             10,964.52
                      11/30/98       11,609.35             11,526.25
                      12/31/98       11,757.03             11,980.96
                      01/31/99       11,842.92             11,945.58
                      02/28/99       11,799.98             11,660.89
                      03/31/99       12,411.99             12,147.63
                      04/30/99       12,798.52             12,639.84
                      05/31/99       12,422.72             11,988.90
                      06/30/99       13,131.37             12,456.32
                      07/31/99       13,507.16             12,826.56
                      08/31/99       13,517.90             12,873.40
                      09/30/99       13,678.95             13,003.42
                      10/31/99       14,001.06             13,491.05
                      11/30/99       14,870.76             13,959.19
                      12/31/99       17,064.94             15,212.73
                      01/31/00       16,244.30             14,246.72
                      02/29/00       16,930.04             14,629.95
                      03/31/00       17,458.41             15,197.60
                      04/30/00       16,649.00             14,398.20
                      05/31/00       16,244.30            14,046.89
                      06/30/00       17,008.74            14,596.12
                      07/31/00       16,165.61            13,984.54
                      08/31/00       16,233.06            14,106.21
                      09/30/00       15,502.34            13,419.24
                      10/31/00       14,940.26            13,102.54
                      11/30/00       14,344.45            12,611.20
                      12/31/00       14,724.20            13,058.89
                      01/31/01       14,644.55            13,052.36
                      02/28/01       13,472.53            12,073.44
                      03/31/01       12,573.60            11,268.14
                      04/30/01       13,495.28            12,051.27
                      05/31/01       13,006.00            11,625.86
                      06/30/01       12,516.71            11,150.37
                      07/31/01       12,050.17            10,947.43
                      08/31/01       11,629.16            10,670.46
                      09/30/01       10,195.43              9,589.54
                      10/31/01       10,616.44              9,835.04
                      11/30/01       10,991.94            10,197.95
                      12/31/01       11,048.84            10,258.12
                      01/31/02       10,434.38              9,713.41
                      02/28/02       10,457.14              9,781.40
                      03/31/02       10,912.29            10,310.58
                      04/30/02       10,957.81            10,378.63
                      05/31/02       11,037.46            10,510.44
                      06/30/02       10,707.47            10,092.12
                      07/31/02        9,728.89               9,096.03
                      08/31/02        9,694.76               9,075.11
                      09/30/02        8,693.42               8,100.44
                      10/31/02        9,137.20               8,535.43
                      11/30/02        9,478.56               8,922.94
                      12/31/02        9,138.67               8,623.13
                      01/31/03        8,773.58               8,263.55
                      02/28/03        8,591.03               8,074.31
                      03/31/03        8,476.94               7,916.06
                      04/30/03        9,013.17               8,691.83
                      05/31/03        9,446.71               9,218.55
                      06/30/03        9,549.40               9,441.64
                      07/31/03        9,766.17               9,670.13
                      08/31/03        9,868.85               9,903.18
                      09/30/03       10,017.17            10,208.20
                      10/31/03       10,587.62            10,844.17
                      11/30/03       10,827.21            11,084.91
                      12/31/03       11,604.38            11,950.64
                      01/31/04       11,869.42            12,119.15
                      02/29/04       12,111.42            12,399.10
                      03/31/04       12,318.85            12,468.53
                      04/30/04       11,950.09            12,186.74
                      05/31/04       11,938.56            12,228.18
                      06/30/04       12,261.23            12,495.98
                      07/31/04       12,099.90            12,089.86
                      08/31/04       12,076.85            12,143.05
                      09/30/04       12,272.75            12,459.99
                      10/31/04       12,641.51            12,884.87
                      11/30/04       13,263.79            13,764.91
                      12/31/04       13,785.24            14,369.19
                      01/31/05       13,483.29            14,104.80
                      02/28/05       14,063.96            14,714.12
                      03/31/05       13,773.62            14,344.80
                      04/30/05       13,483.29            14,007.70
                      05/31/05       13,494.90            14,014.70
                      06/30/05       13,657.49            14,201.09
                      07/31/05       14,017.51            14,637.07
                      08/31/05       14,505.27            15,007.39
                      09/30/05       15,144.02            15,675.21
                      10/31/05       14,621.41            15,217.50
                      11/30/05       14,923.36            15,590.33
                      12/31/05       15,673.65            16,315.28
                      01/31/06       16,604.65            17,317.04
                      02/28/06       16,510.37            17,278.94
                      03/31/06       16,946.40            17,849.14
                      04/30/06       17,794.90            18,702.33
                      05/31/06       17,099.60            17,976.68
                      06/30/06       17,123.17            17,974.88
                      07/31/06       17,429.58            18,152.84
                      08/31/06       17,794.90            18,652.04
                      09/30/06       17,877.39            18,681.88
                      10/31/06       18,454.84            19,409
                      11/30/06       18,926.23            19,988
                      12/31/06       19,405.65            20,617
                      01/31/07       19,345.20            20,757
                      02/28/07       19,454.02            20,925
                      03/31/07       19,937.65            21,458
                      04/30/07       20,457.55            22,411
                      05/31/07       20,917.00            22,806
                      06/30/07       20,965.36            22,833
                      07/31/07       20,469.64            22,497
                      08/31/07       20,590.55            22,146.44
                      09/30/07       21,485.26            23,331.27
                      10/31/07       22,404.16            24,248.19

                  *net of fees and expenses

Performance quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

----------
(1)   The Fund's  performance  assumes the  reinvestment  of all  dividends  and distributions.  The EAFE has been  adjusted  to  reflect  reinvestment  of dividends on securities in the index.  The EAFE is not adjusted to reflect sales  charges,  expenses or other fees that the  Securities  and Exchange
      Commission requires to be reflected in the Fund's performance.

(2)   The BBH  International  Equity Fund commenced  operations on June 6, 1997.
      Performance prior to June 6, 1997 is that of the BBH International  Equity
      Portfolio.  Adjusted to assume that all charges,  expenses and fees of the
      Class N shares  and the  Portfolio  which are  presently  in  effect  were deducted  during  such  periods,  as  permitted  by  applicable  SEC staff interpretations.  The  Class N  shares'  performance  from  June  6,  1997
      (commencement of operations) to October 31, 2007 was 7.45%.

FINANCIAL STATEMENT OCTOBER 31, 2007
                                                                                                                                                                         3

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of BBH Trust and Shareholders
of BBH International Equity Fund:

We have audited the accompanying  statement of assets and liabilities  including the portfolio of investments,  of BBH International Equity Fund (a series of BBH
Trust) (the  "Fund"),  as of October 31,  2007,  and the  related  statement  of operations for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial  statements and financial  highlights  are the  responsibility  of the  Fund's  management.  Our responsibility  is to  express  an opinion  on these  financial  statements  and financial highlights based on our audits.

We conducted  our audits in  accordance  with  standards  of the Public  Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not  required  to  have,  nor were we  engaged  to  perform,  an audit of its internal control over financial reporting.  Our audits included consideration of internal  control  over  financial  reporting  as a basis  for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2007, by  correspondence  with the custodian and brokers;  where replies were not received from brokers, we performed other audit procedures.  An audit also includes assessing the accounting principles used and significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of BBH
International  Equity Fund as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period  then ended,  and the  financial  highlights  for each of the five years in the  period  then  ended,  in  conformity  with  accounting  principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 27, 2007

                                                                                                                                                                           4

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2007 (unaudited)

COUNTRY DIVERSIFICATION

                                                                                                     PERCENT OF
                                                                     U.S. $ VALUE       NET ASSETS
                                                                          -------------              ----------
Australia .......................................                $  62,333,505                 8.4%
Belgium .........................................                      9,008,412                  1.2
Finland .........................................                       8,279,173                  1.1
France ..........................................                     81,569,055                11.0
Germany .........................................                   20,103,899                 2.7
Hong Kong .......................................               55,491,092                  7.4
Italy ...........................................                        18,866,865                  2.5
Japan ...........................................                    195,733,399               26.3
Netherlands .....................................                25,040,545                  3.4
New Zealand .....................................                3,186,703                  0.4
Singapore .......................................                 13,555,622                   1.8
South Africa ....................................                 5,192,083                   0.7
Spain ...........................................                     36,316,566                   4.9
Sweden ..........................................                    8,843,472                   1.2
Switzerland .....................................                 26,396,265                  3.5
Taiwan ..........................................                     7,840,178                   1.1
United Kingdom ..................................         149,151,771                 20.0
Short-Term Investments ..........................     27,556,942                   3.7
Liabilities in Excess of Other Assets .........  (9,734,187)                (1.3)
                                                                          -------------               ------
NET ASSETS ....................................       $ 744,731,360              100.0%
                                                                    ==========               ====

All data as of October 31, 2007. The Fund's country diversification is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007
                                                                                                                                                                          5

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2007 (unaudited)

SECTOR DIVERSIFICATION

                                                                                                            PERCENT OF
                                                                           U.S. $ VALUE       NET ASSETS
                                                                                  -------------             ----------
Consumer Discretionary ..........................           $ 57,506,840                7.7%
Consumer Staples ................................                   93,866,830              12.6
Diversified Operations ..........................                 15,927,202                2.1
Electronics .....................................                             3,687,775               0.5
Energy ..........................................                             92,613,260             12.4
Finance .........................................                          159,080,054              21.4
Health Care .....................................                         74,610,644               10.0
Industrials .....................................                           57,538,303                 7.7
Information Technology ..........................              20,687,448                2.8
Materials .......................................                            30,132,820                4.1
Media ...........................................                               4,961,722                0.7
Telecommunication Services ....................           70,267,819               9.4
Utilities .......................................                               46,027,888               6.2
Short-Term Investments ..........................               27,556,942               3.7
Liabilities in Excess of Other Assets ...........          (9,734,187)             (1.3)
                                                                                     ------------              -----
NET ASSETS ......................................                  $744,731,360           100.0%
                                                                                 =========         =====

All data as of October 31, 2007. The Fund's sector  diversification is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

                                                                                                                                                                         6

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2007

    Shares                                                                                                                               Value
     ------                                                                                                                               ------------
                          COMMON STOCKS (97.6%)
                          AUSTRALIA (8.4%)

                          CONSUMER STAPLES
 1,471,721         Foster's Group, Ltd................................                                            $ 8,742,459
                                                                                                                                            -----------
                          ENERGY
    305,226         Woodside Petroleum, Ltd............................                                      14,849,192
                                                                                                                                            -----------
                          FINANCE
    370,000         Lend Lease Corp., Ltd..............................                                            6,903,184
    296,095         National Australia Bank, Ltd.......................                                      11,920,725
                                                                                                                                            -----------
                                                                                                                                         18,823,909
                                                                                                                                            -----------
                          INDUSTRIALS
    107,312         Wesfarmers, Ltd.(1)................................                                              4,408,638
                                                                                                                                            -----------
                          MATERIALS
    600,435         Amcor, Ltd.........................................                                                    3,922,659
                                                                                                                                            -----------
                          TELECOMMUNICATION SERVICES
 2,656,887         Telstra Corp.......................................                                                  11,586,648
                                                                                                                                            -----------
                          Total Australia....................................                                                62,333,505
                                                                                                                                             -----------

                          BELGIUM (1.2%)
                          FINANCE
    280,942         Fortis.............................................                                                          9,006,786
    112,376         Fortis(2)..........................................                                                               1,626
                                                                                                                                            -----------
                          Total Belgium......................................                                                  9,008,412
                                                                                                                                            -----------

                          FINLAND (1.1%)
                          MATERIALS
    210,045         UPM-Kymmene Oyj....................................                                          4,709,281
                                                                                                                                            -----------
                          TELECOMMUNICATION SERVICES
      90,000         Nokia Oyj..........................................                                                     3,569,892
                                                                                                                                            -----------
                          Total Finland......................................                                                   8,279,173
                                                                                                                                            -----------

                          FRANCE (11.0%)
                          CONSUMER DISCRETIONARY
      72,325         Renault SA.........................................                                                  12,183,345
                                                                                                                                            -----------
                          CONSUMER STAPLES
      85,485         Carrefour SA.......................................                                                   6,162,760

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                     7

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
OCTOBER 31, 2007

    Shares                                                                                                                                Value
     ------                                                                                                                                ------------
                          COMMON STOCKS (continued)
                          FRANCE (continued)

                          CONSUMER STAPLES (continued)
      62,000         L'Oreal SA.........................................                                                  $ 8,149,652
                                                                                                                                            -----------
                                                                                                                                         14,312,412
                                                                                                                                            -----------
                          DIVERSIFIED OPERATIONS
      58,000         LVMH Moet Hennessy Louis Vuitton SA................                       7,479,725
                                                                                                                                            -----------
                          ENERGY
    144,504         Total SA...........................................                                                    11,646,863
                                                                                                                                            -----------
                          FINANCE
      49,367         Societe Generale...................................                                                 8,311,027
                                                                                                                                            -----------
                          HEALTH CARE
    110,000         Essilor International SA...........................                                            7,028,699
                                                                                                                                            -----------
                          INDUSTRIALS
      66,327         Compagnie de Saint-Gobain..........................                                      7,156,608
                                                                                                                                            -----------
                          MEDIA
    179,000         Societe Television Francaise.......................                                       4,961,722
                                                                                                                                            -----------
                         TELECOMMUNICATION SERVICES
    229,796         France Telecom SA..................................                                            8,488,654
                                                                                                                                            -----------
                         Total France.......................................                                                   81,569,055
                                                                                                                                            -----------

                          GERMANY (2.7%)
                          TELECOMMUNICATION SERVICES
    363,808         Deutsche Telekom AG................................                                         7,460,165
                                                                                                                                            -----------
                          UTILITIES
      92,562         RWE AG.............................................                                                 12,643,734
                                                                                                                                            -----------
                         Total Germany......................................                                                20,103,899
                                                                                                                                            -----------

                         HONG KONG (7.4%)
                         DIVERSIFIED OPERATIONS
    670,000        Hutchison Whampoa, Ltd.............................                                       8,447,477
                                                                                                                                            -----------
                         ENERGY
 7,330,000        CNOOC, Ltd.........................................                                                 15,993,596
                                                                                                                                            -----------
                         FINANCE
    948,000        Wharf Holdings, Ltd................................                                             5,751,079
                                                                                                                                            -----------

   The accompanying notes are an integral part of these financial statements.

                                                                                                                                                                         8

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
OCTOBER 31, 2007

   Shares                                                                                                                                Value
    ------                                                                                                                                ------------
                         COMMON STOCKS (continued)
                         HONG KONG (continued)

                         TELECOMMUNICATION SERVICES
    360,000        China Mobile, Ltd..................................                                             $ 7,571,250
                                                                                                                                            -----------
                         UTILITIES
    820,000        CLP Holdings, Ltd..................................                                               5,566,856
 2,772,000        Hong Kong & China Gas Co...........................                                     7,457,103
    912,500        Hong Kong Electric Holdings........................                                      4,703,731
                                                                                                                                            -----------
                                                                                                                                         17,727,690
                                                                                                                                            -----------
                         Total Hong Kong....................................                                             55,491,092
                                                                                                                                            -----------

                          ITALY (2.5%)
                          FINANCE
 1,483,949         Intesa Sanpaolo SpA................................                                          11,757,780
    267,316        UniCredito Italiano SpA............................                                            2,295,581
    558,990        UniCredito Italiano SpA............................                                           4,813,504
                                                                                                                                           -----------
                         Total Italy........................................                                                      18,866,865
                                                                                                                                            -----------

                         JAPAN (26.3%)
                         CONSUMER DISCRETIONARY
    138,000        Denso Corp.........................................                                                    5,580,650
    144,000        Honda Motor Co., Ltd...............................                                            5,399,933
    118,000        Toyota Motor Corp..................................                                             6,745,720
                                                                                                                                             -----------
                                                                                                                                         17,726,303
                                                                                                                                             -----------
                          CONSUMER STAPLES
    197,500         Hoya Corp..........................................                                                   7,182,994
    169,000         Ito En, Ltd.1......................................                                                     3,566,205
    291,000         Kao Corp...........................................                                                     8,352,890
      29,900         Seven & I Holdings Co., Ltd........................                                          770,344
      43,000         Shimamura Co., Ltd.................................                                              4,183,008
                                                                                                                                            -----------
                                                                                                                                         24,055,441
                                                                                                                                            -----------
             FINANCE
    113,000         Aeon Mall Co., Ltd.................................                                              2,930,443
    135,000         Daito Trust Construction Co., Ltd..................                                    6,257,623
    342,600         Millea Holdings, Inc...............................                                             13,503,183
    220,000         Mitsubishi Estate Co., Ltd.........................                                          6,578,085

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                     9

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
OCTOBER 31, 2007

   Shares                                                                                                                                Value
    ------                                                                                                                              -------------
                         COMMON STOCKS (continued)
                         JAPAN (continued)
                         FINANCE (continued)
    550,000        Mitsubishi UFJ Financial Group, Inc................                            $   5,482,618
                                                                                                                                         -------------
                                                                                                                                        34,751,952
                                                                                                                                         -------------
                         HEALTH CARE
    255,800        Astellas Pharma, Inc...............................                                            11,313,626
    152,000        Eisai Co., Ltd.....................................                                                     6,380,256
    227,400        Takeda Pharmaceutical Co., Ltd.....................                                   14,203,369
                                                                                                                                         -------------
                                                                                                                                        31,897,251
                                                                                                                                        -------------
                         INDUSTRIALS
    173,000        Advantest Corp.....................................                                                4,975,451
    140,000        Daikin Industries, Ltd.............................                                              7,034,421
      72,000        Fanuc, Ltd.........................................                                                     7,886,152
      35,600        Hirose Electric Co., Ltd...........................                                             4,259,825
      30,450        Keyence Corp.......................................                                                 7,016,827
      65,000        Murata Manufacturing Co., Ltd......................                                   3,942,245
    137,000        Secom Co., Ltd.....................................                                                 7,036,281
           764        West Japan Railway Co..............................                                         3,821,855
                                                                                                                                         -------------
                                                                                                                                        45,973,057
                                                                                                                                         -------------
                         INFORMATION TECHNOLOGY
    299,300        Canon, Inc.........................................                                                   15,133,518
      63,500        Rohm Co., Ltd......................................                                                  5,553,930
                                                                                                                                         -------------
                                                                                                                                         20,687,448
                                                                                                                                        -------------
                         MATERIALS
    202,200        Nitto Denko Corp...................................                                               9,869,668
      91,000        Shin-Etsu Chemical Co., Ltd........................                                        5,833,167
                                                                                                                                         -------------
                                                                                                                                        15,702,835
                                                                                                                                         -------------
                         TELECOMMUNICATION SERVICES
           652        KDDI Corp..........................................                                                   4,939,112
                                                                                                                                         -------------
                         Total Japan........................................                                                 195,733,399
                                                                                                                                         -------------
                         NETHERLANDS (3.4%)
                         CONSUMER DISCRETIONARY
    383,110        Reed Elsevier NV...................................                                                7,426,146
                                                                                                                                         -------------
                         CONSUMER STAPLES
    134,000        Heineken Holding NV................................                                           7,942,999
                                                                                                                                          -------------

   The accompanying notes are an integral part of these financial statements.

                                                                                                                                                                      10

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
OCTOBER 31, 2007

   Shares                                                                                                                                Value
     ------                                                                                                                                ------------
                        COMMON STOCKS (CONTINUED)
                        NETHERLANDS (CONTINUED)

                        FINANCE
    214,560       ING Groep NV.......................................                                               $ 9,671,400
                                                                                                                                            -----------
                        Total Netherlands..................................                                              25,040,545
                                                                                                                                            -----------

                        NEW ZEALAND (0.4%)
                        TELECOMMUNICATION SERVICES
    951,924       Telecom Corp. of New Zealand, Ltd.(1)..............                               3,186,703
                                                                                                                                           -----------
                        Total New Zealand..................................                      3,186,703
                                                                                                                   -----------

                        SINGAPORE (1.8%)
                        FINANCE
    450,000       DBS Group Holdings, Ltd............................                                         7,023,620
      90,000       Jardine Matheson Holdings, Ltd.....................                                    2,754,871
    588,200       Oversea-Chinese Banking Corp., Ltd.................                                 3,777,131
                                                                                                                                           -----------
                        Total Singapore....................................                                                13,555,622
                                                                                                                                           -----------

                        SOUTH AFRICA (0.7%)
                        ENERGY
    101,037       Sasol, Ltd.........................................                                                        5,192,083
                                                                                                                                            -----------
                        Total South Africa.................................                                                 5,192,083
                                                                                                                                            -----------

                        SPAIN (4.9%)
                        CONSUMER DISCRETIONARY
      54,000       Inditex SA.........................................                                                       4,030,237
                                                                                                                                            -----------
                        FINANCE
    472,245       Banco Santander Central Hispano SA.................                              10,308,756
                                                                                                                                             -----------
                        TELECOMMUNICATION SERVICES
    423,448       Telefonica SA......................................                                                   14,002,129
                                                                                                                                             -----------
                        UTILITIES
    495,604       Iberdrola SA.......................................                                                     7,975,444
                                                                                                                                            -----------
                        Total Spain........................................                                                    36,316,566
                                                                                                                                            -----------

                        SWEDEN (1.2%)
                        CONSUMER DISCRETIONARY
      53,000       Hennes & Mauritz AB (B shares).....................                                   3,532,609
                                                                                                                                            -----------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                  11

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
OCTOBER 31, 2007

   Shares                                                                                                                                Value
     ------                                                                                                                              ------------
                        COMMON STOCKS (continued)
                        SWEDEN (continued)

                        TELECOMMUNICATION SERVICES
 1,770,000       Telefonaktiebolaget LM Ericsson (B shares).........                         $ 5,310,863
                                                                                                                                            -----------
                        Total Sweden.......................................                                                    8,843,472
                                                                                                                                             -----------

                        SWITZERLAND (3.5%)
                        CONSUMER STAPLES
      17,100       Nestle SA..........................................                                                        7,897,771
                                                                                                                                             -----------
                        HEALTH CARE
    347,521       Novartis AG........................................                                                   18,498,494
                                                                                                                                             -----------
                        Total Switzerland..................................                                                 26,396,265
                                                                                                                                             -----------

                        TAIWAN (1.1%)
                        ELECTRONICS
    346,270       Taiwan Semiconductor Manufacturing Co., Ltd. ADR...                  3,687,775
                                                                                                                                             -----------
                        TELECOMMUNICATION SERVICES
    216,271       Chunghwa Telecom Co., Ltd. ADR.....................                                 4,152,403
                                                                                                                                             -----------
                        Total Taiwan.......................................                                                     7,840,178
                                                                                                                                             -----------

                        UNITED KINGDOM (20.0%)
                        CONSUMER DISCRETIONARY
    514,499       Compass Group, Plc.................................                                               3,710,940
    518,905       GKN, Plc...........................................                                                         3,965,941
 1,200,000       Kingfisher, Plc....................................                                                      4,931,319
                                                                                                                                             -----------
                                                                                                                                          12,608,200
                                                                                                                                              -----------
                        CONSUMER STAPLES
      87,000       Reckitt Benckiser Plc..............................                                                 5,050,209
    770,000       Tesco, Plc.........................................                                                         7,824,634
    330,963       Unilever, Plc......................................                                                      11,200,500
 1,110,000       WM Morrison Supermarkets, Plc......................                                    6,840,405
                                                                                                                                              -----------
                                                                                                                                           30,915,748
                                                                                                                                              -----------
                        ENERGY
 1,059,415       BG Group, Plc......................................                                                    19,590,711
 1,248,907       BP, Plc............................................                                                          16,222,120
    208,581       Royal Dutch Shell, Plc.............................                                                9,118,695
                                                                                                                                              -----------
                                                                                                                                           44,931,526
                                                                                                                                              -----------

   The accompanying notes are an integral part of these financial statements.

                                                                                                                                                                      12

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
OCTOBER 31, 2007

   Shares                                                                                                                                Value
    ------                                                                                                                               ------------
                        COMMON STOCKS (continued)
                        UNITED KINGDOM (continued)
                        FINANCE
    210,391       Aviva, Plc.........................................                                                     $  3,313,742
    511,610       HBOS, Plc..........................................                                                        9,317,005
    805,676       Lloyds TSB Group, Plc..............................                                              9,157,323
    764,789       Royal Bank of Scotland Group, Plc..................                                     8,242,962
                                                                                                                                            ------------
                                                                                                                                          30,031,032
                                                                                                                                            ------------
                       HEALTH CARE
    667,042      GlaxoSmithKline, Plc...............................                                                17,186,200
                                                                                                                                            ------------
                       MATERIALS
      62,000      Rio Tinto, Plc.....................................                                                        5,798,045
                                                                                                                                            ------------
                       UTILITIES
 1,000,000      Centrica, Plc......................................                                                         7,681,020
                                                                                                                                            ------------
                       Total United Kingdom...............................                                           149,151,771
                                                                                                                                            ------------
                       TOTAL COMMON STOCKS (Identified cost $497,994,598).        726,908,605
                                                                                                                                            ------------

 Principal
  Amount
 ---------
                      SHORT-TERM INVESTMENTS (3.7%)
$9,956,942    Brown Brothers Investment Trust Securities
                      Lending Fund(3)..................................                                                       9,956,942
17,600,000    HSBC Bank USA 4.625%, 11/01/07                                                        17,600,000
                                                                                                                                              -----------
                      TOTAL SHORT-TERM INVESTMENTS
                      (Identified cost $27,556,942) .....................                                               27,556,942
                                                                                                                                              -----------
TOTAL INVESTMENTS (Identified cost $525,551,540)(4).......  101.3%            $754,465,547
LIABILITIES IN EXCESS OF OTHER ASSETS.....................         (1.3)                   (9,734,187)
                                                                                                                -----                       -----------
NET ASSETS   .............................................                                     100.0%            $744,731,360
                                                                                                           =====             ===========
----------
(1)   Security, or a portion thereof, on loan.

(2)   Non-income producing security.

(3)   Brown Brothers  Harriman & Co., acts as agent for the  securities  lending program.

(4)   The aggregate  cost for federal income tax purposes is  $529,789,704,  the aggregate gross unrealized appreciation is $234,704,044, and the aggregate gross unrealized depreciation is $10,028,201,  resulting in net unrealized appreciation of $224,675,843.

ADR - American Depositary Receipt.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                  13

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
OCTOBER 31, 2007

A summary of obligations under open forward foreign currency exchange contracts outstanding at October 31, 2007 is as follows:

                                                                                                                                                           Unrealized
                                                                                   Notional                         Market                Appreciation/
Description                                                                 Value                             Value                 (Depreciation)
-----------                                                                     ------------                      ------------                 --------------
Sell Contract
GBP British Pound settling 01/31/08                   (11,454,000)                 (23,717,527)                 $(225,258)
                                                                                                                                                          =========

   The accompanying notes are an integral part of these financial statements.

                                                                                                                                                                     14

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007

ASSETS:
   Investments in securities,
        at value (identified cost $525,551,540)...................               754,465,547
   Foreign currency, at value (identified cost $6)................                          6
   Receivables for:
     Capital stock sold...........................................                                3,158,270
     Dividends and other receivables ...............................                   1,710,681
                                                                                                               ------------
       Total Assets...............................................                              759,334,504
                                                                                                         ==========
LIABILITIES:
   Due to Brown Brothers Harriman.................................                 1,086,568
   Payable upon return of securities loaned.......................              9,956,942
   Payables for:
     Capital stock redeemed.......................................                          1,182,297
     Investment advisory fees.....................................                           771,848
     Investments purchased........................................                           682,762
     Shareholder servicing fees...................................                           278,049
     Unrealized depreciation of forward foreign
       exchange currency contracts................................                         225,258
     Administrative fees..........................................                                 178,119
     Custody and accounting fees ...................................                         67,600
     Professional fees............................................                                     60,932
     Board of Trustees' fees......................................                                  9,773
     Accrued expenses and other liabilities.......................                   102,996
                                                                                                               ------------
       Total Liabilities..........................................                                 14,603,144
                                                                                                               ------------
NET ASSETS   ......................................................                         $744,731,360
                                                                                                      ===========
Net Assets Consist of:
   Par value .......................................................                                    $     40,189
   Paid-in capital................................................                                477,390,871
   Undistributed net investment income............................               7,361,552
   Accumulated net realized gain on investments and
     foreign exchange transactions................................                   31,240,651
   Net unrealized appreciation on investments and
     foreign currency translations................................                   228,698,097
                                                                                                               ------------
Net Assets   ......................................................                             $744,731,360
                                                                                                      ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
   ($699,713,452 / 37,766,537 shares outstanding).................               $18.53
                                                                                                                  ======
CLASS I SHARES
   ($45,017,908 / 2,422,189 shares outstanding)...................                 $18.59
                                                                                                                  ======

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                 15

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended October 31, 2007

NET INVESTMENT INCOME:
   Income:
     Dividends and other income (net of foreign withholding
       taxes of $1,369,382)......................................                                    $  16,906,063
     Interest and other income...................................                                       629,263
     Securities lending income...................................                                       606,514
                                                                                                                          ------------
       Total Income..............................................                                           18,141,840
                                                                                                                          ------------
   Expenses:
     Investment advisory fees....................................                                    4,202,541
     Shareholder servicing fees..................................                                       508,591
     Administrative fees.........................................                                            969,817
     Custody and accounting fees ..................................                                  425,005
     Professional fees...........................................                                              104,298
     Board of Trustees' fees.....................................                                           69,264
     Miscellaneous expenses......................................                                      176,306
                                                                                                                          ------------
       Total Expenses............................................                                           7,455,822
       Expense offset arrangement................................                                     (23,433)
                                                                                                                         ------------
       Net Expenses..............................................                                            7,432,389
                                                                                                                         ------------
   Net Investment Income.........................................                                  10,709,451
                                                                                                                         ------------

NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments ...............................                            32,684,414
   Net realized loss on foreign exchange transactions............               (1,562,682)
                                                                                                                        ------------
     Net realized gain on investments and
        foreign exchange transactions .............................                              31,121,732
   Net change in unrealized appreciation on investments and
     foreign currency translations...............................                                83,442,888
                                                                                                                        ------------
     Net Realized and Unrealized Gain............................                          114,564,620
                                                                                                                         ------------
   Net Increase in Net Assets Resulting from Operations..........       $125,274,071
                                                                                                                  ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                                                                                                     16

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         For the years ended October 31,
                                                                                                 -------------------------------
                                                                                                     2007                    2006
                                                                                                ------------             ------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income.........................                     $ 10,709,451          $   8,716,371
     Net realized gain on investments and foreign
       exchange transactions.......................                         31,121,732             15,555,811
     Net change in unrealized appreciation on
       investments and foreign
       currency translations.......................                           83,442,888             87,430,410
                                                                                                 ------------               ------------
     Net increase in net assets resulting
        from operations............................                             125,274,071           111,702,592
                                                                                                 ------------                -----------
   Dividends and distributions declared:
     From net investment income:
     Class N ........................................                                      (8,234,635)            (5,726,229)
     Class I ........................................                                           (723,263)               (610,520)
     From net realized gains:
     Class N ........................................                                      (5,732,846)                     --
     Class I ........................................                                           (440,337)                     --
                                                                                                 ------------               ------------
       Total dividends and
         distributions declared....................                          (15,131,081)            (6,336,749)
                                                                                                 ------------              ------------
   Capital stock transactions:
     Net proceeds from sales of capital stock......           125,535,007           133,213,687
     Net asset value of capital stock issued
        to shareholders for reinvestment of
        dividends and distributions                                           325,815              4,128,239
     Net cost of capital stock redeemed............                (54,902,468)         (69,153,240)
                                                                                                 ------------              ------------

       Net increase in net assets resulting from
         capital stock transactions................                         70,958,354            68,188,686
                                                                                                 ------------              ------------
       Total increase in net assets................                      181,101,344          173,554,529

NET ASSETS:
   Beginning of year...............................                           563,630,016           390,075,487
                                                                                                 ------------              ------------
   End of year (including undistributed
     net investment income of $7,361,552
     and $7,142,093, respectively).................                   $744,731,360       $563,630,016
                                                                                           ==========     ==========

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                  17

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share
outstanding throughout each year


                                                                                             For the years ended October 31,
                                                                                 -------------------------------------------------------------
                                                                               2007           2006           2005             2004            2003
                                                                              -------          -------          -------            -------          -------
Net asset value, beginning of year ......      $ 15.71         $ 12.59         $ 10.96        $  9.28         $ 8.03
                                                                             -------           -------           -------            -------          -------
Income from investment operations:
  Net investment income1.. ................                 0.28              0.25               0.18            0.14           0.08
  Net realized and unrealized gain ........              2.95              3.07              1.54             1.64          1.19
                                                                             -------            -------            -------           -------        -------
    Total income from investment
      operations ..........................                             3.23              3.32              1.72             1.78          1.27
                                                                             -------            -------           -------          -------          -------
Less dividends and distributions:
  From net investment income ..............            (0.24)            (0.20)           (0.09)          (0.10)        (0.02)
  From net realized gains. ................                  (0.17)                --                 --                --                 --
                                                                              -------            -------           -------         -------           -------
    Total distributions ...................                      (0.41)            (0.20)           (0.09)          (0.10)        (0.02)
                                                                             -------             -------           -------          -------        -------
Net asset value, end of year ..............           $ 18.53          $ 15.71         $ 12.59       $ 10.96      $  9.28
                                                                        =======      =======      =======    ======  ======
Total return ..............................                          21.01%         26.62%         15.77%      19.29%     15.87%
Ratios/Supplemental data:
  Net assets, end of year (in millions) .        $   700           $   524           $   356       $   211       $    98
  Ratio of expenses to average net assets      1.17%2         1.11%2         1.23%       1.30%       1.28%
  Ratio of net investment income to
    average net assets ....................                      1.64%           1.76%           1.49%        1.34%       0.98%
  Portfolio turnover rate. ................                       16%              10%                5%            81%         74%

-------------------------
(1)   Calculated using average shares outstanding for the year.

(2)   The ratio of expenses  to average  net assets for the years ended  October
      31, 2007 and 2006 reflect  fees  reduced as a result of an expense  offset arrangement  with the Fund's  custodian.  Had this arrangement not been in place, this ratio would have been 1.17% and 1.17%, respectively.

   The accompanying notes are an integral part of these financial statements.

                                                                                                                                                                      18

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share
outstanding throughout each year


                                                                                                      For the years ended October 31,
                                                                                          --------------------------------------------------------
                                                                                  2007             2006           2005            2004            2003
                                                                                  ------             ------            ------           ------           ------
Net asset value, beginning of year ..........         $15.76          $12.62           $10.98        $ 9.30          8.03
                                                                                  ------            ------              ------          ------          ------
Income from investment operations:
  Net investment income1.. ..................                  0.32               0.29                0.21         0.14           0.11
  Net realized and unrealized gain ..........              2.96                3.07               1.54          1.66           1.18
                                                                                 ------              ------             ------          ------          ------
    Total income from investment
      operations ............................                              3.28               3.36              1.75           1.80           1.29
                                                                                 ------              ------             ------          ------          ------
Less dividends and distributions:
  From net investment income ................              (0.28)            (0.22)            (0.11)        (0.12)        (0.02)
  From net realized gains. ..................                    (0.17)               --                   --                --               --
                                                                                 ------              ------              ------          ------         ------
    Total distributions .....................                        (0.45)            (0.22)            (0.11)        (0.12)        (0.02)
                                                                                 ------              ------              ------          ------          ------
Net asset value, end of year ................               $18.59          $15.76          $12.62       $10.98       $ 9.30
                                                                               ======        ======      ======    ======    =====
Total return ................................                             21.28%        26.98%         16.05%     19.54%     16.18%
Ratios/Supplemental data:
  Net assets, end of year (in millions) .....            $   45            $   40              $   34        $   27        $   58
  Ratio of expenses to average net assets           0.91%2         0.87%2         0.98%      1.05%       1.05%
  Ratio of net investment income to
    average net assets ......................                         1.87%           2.02%           1.73%      1.33%       1.34%
  Portfolio turnover rate. ..................                          16%              10%                5%          81%         74%

-------------------------
(1)   Calculated using average shares outstanding for the year.

(2)   The ratio of expenses to average net assets for the years ended October
      31, 2007 and 2006 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.91% and 0.94%, respectively.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                 19

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2007

1.    Organization and Significant Accounting Policies. BBH International Equity
      Fund (the  "Fund")  is a  separate  diversified  series of BBH Trust  (the
      "Trust"), which is registered under the Investment Company Act of 1940, as amended  as an  open-end  management  investment  company.  The  Trust was originally  organized  under the laws of the State of Maryland on July 16,
      1990 as BBH Fund, Inc. and  re-organized as a Delaware  statutory trust on
      June 12, 2007. The Fund commenced  operations on June 6, 1997. On February
      20,  2001,  the Trustees  reclassified  the Fund's  outstanding  shares as
      "Class N," and established a new class of shares  designated as "Class I".
      Class I  commenced  operations  on October 30,  2002.  Class N and Class I shares have different operating expenses. Neither Class N shares nor Class
      I shares  convert to any other  class of the Fund.  At October  31,  2007, there were seven series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles  generally  accepted  in the United  States of  America,  which require  management to make certain  estimates and assumptions at the date of the  financial  statements  and are based,  in part,  on the  following accounting policies. Actual results could differ from those estimates.

      A.    Valuation of Investments.  The BBH International Equity Fund employs a pricing  vendor  (ITG  Inc.) that uses a fair  valuation  model to establish daily valuations of portfolio securities.  The model looks at each security in the portfolio and determines daily valuations of portfolio  securities.  The  model  looks  at each  security  in the portfolio and determines the correlation  between the security and a set  of  market  factors,  such  as  the  price  of  ADRs,  futures, exchange-traded  funds,  and the U.S. market as measured by the 1000 largest  domestic  stocks.  The model  evaluates the security's beta compared to these  factors to determine  which factor should be used in determining its fair value.  The model analyzes data for the past
            90 days for each factor.  The model then  determines  the difference between the price of the factor at the local market close versus the price at 4 p.m.  Eastern Time to calculate a percentage by which the closing  price should be adjusted to reflect its fair value.  If ITG is  unable  to price a  security,  the  security  will be  priced in accordance with the Manual Pricing Procedures.

      B.    Accounting for Investments  and Income.  Security  transactions  are accounted  for on the  trade  date.  Realized  gains  and  losses on security  transactions are determined on the identified cost method.
            Dividend income and other  distributions  from portfolio  securities are recorded on the ex-dividend date. Non-cash dividends included in dividend  income,  if any,  are recorded at the fair market value of securities  received.  Distributions  received  on  securities  that represent  a return of capital or a capital  gain are  recorded as a reduction of cost of investments and/or as a realized gain. Interest income  is  accrued  daily.  Investment  income is  recorded  net of foreign taxes withheld where recovery of such tax is uncertain.

      C.    Forward Foreign Currency Exchange Contracts. The Fund may enter into
            forward  foreign  currency  exchange   contracts   ("Contracts")  in
            connection with planned  purchases or sales of securities,  to hedge the U.S.  dollar  value of  portfolio  securities  denominated  in a particular  currency,  or to  increase  or shift its  exposure  to a
            currency  other  than  U.S.  dollars.   The  Fund  has  no  specific
            limitation  on the  percentage  of assets  which may be committed to these types of Contracts.  The Fund could be exposed to risks if the counterparties  to the  Contracts  are  unable  to meet the terms of their  contracts  or if the value of the  foreign  currency  changes unfavorably.  The U.S. dollar values of foreign currency  underlying all contractual  commitments  held by the Fund are determined  using forward  currency  exchange rates  supplied by a quotation  service.
            Information regarding forward foreign currency exchange Contracts is included at the end of the Portfolio of Investments.

                                                                                                                                                                     20

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2007

      D.    Foreign Currency  Translations.  The accounting  records of the Fund are  maintained  in  U.S.  dollars.  Foreign  currency  amounts  are translated into U.S. dollars at the current rate of exchange of such
            currency   against  the  U.S.  dollar  to  determine  the  value  of
            investments,   assets  and  liabilities.   Purchases  and  sales  of
            securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions.  Upon the purchase or sale of a security  denominated in foreign currency, the Fund may enter into forward currency exchange  contracts for the purchase or sale,  for a fixed amount of U.S.  dollars of the amount of foreign currency involved in the underlying security transaction.
            Reported  net  realized  gains and  losses  arise  from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions,  and the difference  between the amounts of dividends, interest and foreign  withholding taxes recorded on the Fund's books and the U.S. dollar  equivalent of the amounts actually  received or
            paid.  Net  unrealized   appreciation  or  depreciation  on  foreign
            currency  translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

      E.    Restricted  Securities.  The Fund may invest in securities  that are subject  to legal  or  contractual  restrictions  on  resale.  These securities  generally  may be resold  in  transactions  exempt  from registration  or to the  public if the  securities  are  registered.
            Disposal of these securities may involve time-consuming negotiations and  expense,  and  prompt  sale  at  an  acceptable  price  may  be difficult.

      F.    Securities  Lending.  The Fund may lend its portfolio  securities to broker-dealers, qualified banks and certain institutional investors.
            The loans are secured by  collateral  in an amount equal to at least the  market  value at all times of the  loaned  securities  plus any accrued  interest and dividends.  During the time the securities are on loan,  the  Fund  will  continue  to  receive  the  interest  and dividends or amounts  equivalent  thereto,  on the loaned securities while  receiving a fee from the borrower or earning  interest on the investment of the cash collateral.  Loans are subject to termination at the option of the borrower or the Fund.  Upon  termination of the loan, the borrower will return to the lender securities identical to the  loaned  securities.  The  Fund  may  pay  reasonable  finders', administrative  and custodial fees in connection  with a loan of its securities and may share the interest  earned on the collateral with the  borrower.  The Fund bears the risk of delay in recovery  of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.  Information  regarding  securities lending is included at the end of the Portfolio of Investments.

      G.    Federal Income Taxes.  It is the Trustees  policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated  investment companies and to distribute all of its taxable income to its  shareholders.  Accordingly,  no  federal  income  tax provision is required.  The Fund files a tax return  annually  using tax accounting  methods  required under provisions of the Code which may differ  from  accounting  principles  generally  accepted in the
            United  States  of  America,  the  basis  on which  these  financial statements are prepared.  Accordingly,  the amount of net investment income and net realized gain reported on these financial  statements may  differ  from that  reported  on the  Fund's  tax  return due to certain  book-to-tax  timing differences such as losses deferred due
            to  "wash  sale"   transactions  and  utilization  of  capital  loss
            carryforwards  and the recognition of unrealized  gains or losses on open forward foreign currency exchange contracts and passive foreign investment  companies  at year  end.  These  differences  result  in temporary  over-distributions  for financial  statement purposes and are  classified  as  distributions  in  excess  of  accumulated  net realized gains or net investment income.  These distributions do not constitute a return of capital.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                 21


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2007

            Permanent  differences are reclassified on the Statement of Assets &
            Liabilities  based  upon  their  tax  classification.  As such,  the character of distributions to shareholders reported in the Financial
            Highlights  table may differ from that reported to  shareholders  on
            Form 1099-DIV.

      H.    Dividends  and   Distributions   to   Shareholders.   Dividends  and
            distributions  to shareholders,  if any, are generally  declared and paid  annually and are  recorded on the  ex-dividend  date.  The tax character  of  distributions  paid  during  the fiscal  years  ended
            October 31, 2007 and 2006, respectively, were as follows:

                                            Distribution paid from:
               --------------------------------------------------------------------------------
                                            Net                 Total                                  Total
                 Ordinary      long-term          taxable       Tax return   distributions
                   income     capital gain   distributions   of capital         paid
                   ----------        -------------       -------------       ----------      -----------
2007:       $8,957,898     $6,173,183       $15,131,081           --          $15,131,081
2006:         6,336,749              --                 6,336,749           --              6,336,749

            As of October 31, 2007 and 2006, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                  Components of accumulated earnings/(deficit):
                        --------------------------------------------------------------------------------

                                                                                                                                                            Total
              Undistributed   Undistributed                              Accumulated    Unrealized         accumulated
                  ordinary        long-term          Accumulated     capital and        appreciation/      earnings/
                   income         capital gains         earnings         other losses    (depreciation)      (deficit)
                   -----------          -------------           ------------           ------------         --------------           ------------
2007:      $14,994,642       $27,620,467       $42,615,109                --              $224,685,191       $267,300,300
2006:          8,612,204           6,171,571         14,783,775                --               142,373,535          157,157,310


            Total distributions paid may differ from the Statement of Changes in
            Net Assets because, for tax purposes,  dividends are recognized when actually paid.

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation)  is  attributable  primarily  to the tax deferral of losses on wash sales, PFICs marked to market and forward currency marked to market.

      I.    Accounting   Developments.   In  June  2006,   Financial  Accounting
            Standards Board Interpretation No. 48, Accounting for Uncertainty in
            Income Taxes - an  interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years  beginning  after  December
            15,  2006.  FIN 48 sets forth a threshold  for  financial  statement recognition,  measurement  and disclosure of a tax position taken or expected to be taken on a tax return.  While not  expected to have a material impact on the Fund's financial statements,  management will be evaluating  the impact,  if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

                                                                                                                                                                    22

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2007

            In September 2006,  Statement of Financial  Accounting Standards No.
            157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value,  establishes a framework  for  measuring  fair value and expands  disclosures  about fair value  measurements.  Management is currently  evaluating the  implication of SFAS 157. At this time its
            impact  on  the  Fund's  financial   statements  has  not  yet  been
            determined.

2.    Transactions with Affiliates.

      Advisory  and  Administrative  Fees.  Effective  June  12,  2007,  under a
      combined  Investment   Advisory  and  Administrative   Services  Agreement
      ("Agreement")  with the  Trust,  Brown  Brothers  Harriman  & Co.  ("BBH")
      provides  investment  advice,   portfolio  management  and  administrative
      services  to the  Fund.  BBH  receives  a  combined  fee from the Fund for advisory and administrative  services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund's average daily net assets.
      Prior to June 12,  2007,  under a separate  agreement  that  covered  only advisory fees, BBH received a fee from the Fund calculated  daily and paid monthly at an annual rate of 0.65% of the Fund's  average daily net assets and Brown  Brothers  Harriman Trust  Company,  LLC  ("BBHTC"),  the Fund's
      administrator, under a separate agreement that covered only administrative services,  received a fee from the Fund calculated  daily and paid monthly at an annual  rate  equivalent  to 0.15% of the Fund's  average  daily net assets.  BBH has a  sub-advisory  agreement  with Walter  Scott & Partners
      Limited  ("Walter  Scott"),   and  Mondrian  Investment  Partners  Limited
      ("Mondrian"),  for which Walter Scott and  Mondrian  receive  compensation paid  by  BBH.  BBH  has  a  sub-administration  services  agreement  with
      Federated  Services  Company  ("FSC") for which FSC receives  compensation paid by BBH.  For the year  ended  October  31,  2007,  the Fund  incurred
      $5,172,358 for advisory and administrative services.

      Shareholder  Servicing  Fees.  The  Trustee  has a  shareholder  servicing agreement  with BBH for which BBH receives a fee from the Fund  calculated daily  and paid  monthly  at an  annual  rate of 0.25% of Class N  shares'
      average daily net assets.  For the year ended  October 31, 2007,  the Fund incurred $1,508,591 for shareholder servicing services.

      Custody and  Accounting  Fees. BBH acts as a custodian and shall receive a custody  and  accounting  fee  from  the Fund  calculated  daily  and paid monthly.  BBH holds all cash and  investments and calculates the daily net asset  value.  The custody fee is a  transaction  based fee with an annual minimum of $30,000,  and the  accounting  fee is  calculated  at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next
      $400 million of net assets and 0.01% per annum on all net assets over $500 million.  For the year ended October 31, 2007, the Fund incurred  $425,005 for custody and accounting services. These fees were reduced by $23,433 as a result of an expense offset  arrangement with the Fund's  custodian.  In the event that the Fund is  overdrawn,  under the custody  agreement  with
      BBH,  BBH will  make  overnight  loans  to the  Fund to cover  overdrafts.
      Pursuant to their  agreement the Fund will pay the Federal Funds overnight investment  rate on the day of overdraft.  As of October 31, 2007 the Fund had $1,086,568  outstanding  under such  arrangements.  The total interest paid by the Fund for the year ended October 31, 2007 was $8,428.

      Securities  Lending Fees. The Trust has a security lending  agreement with
      BBH for which BBH receives a fee from the Fund for each  security  loaned.
      For the year ended  October  31,  2007,  the Fund paid  $27,268 to BBH for security lending services.

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2007, the Fund incurred $69,264 for these fees.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                23


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2007

3.    Investment Transactions.  For the year ended October 31, 2007, the cost of purchases  and the proceeds of sales of investment  securities  other than short-term  investments were $160,341,295 and $103,901,361,  respectively.
      There were no purchases or sales of U.S. government obligations during the period.

4.    Securities  on Loan.  As of October 31, 2007,  the Fund had  securities on loan with an  aggregate  market  value of  $9,472,314.  The Fund  received
      $9,956,942 in cash as collateral  for securities on loan which was used to purchase  highly liquid  short-term  investments  in  accordance  with the
      Fund's security lending procedures.

5.    Capital Stock. BBH Fund, Inc. was permitted to issue 2,500,000,000  shares of capital stock, par value $.001 per share, of which  277,777,778  shares were classified as Class N shares of the Fund and 277,777,778  shares were classified  as Class I shares of the  Fund.  The  Trust  offers  unlimited shares without par value.  Transactions in shares of capital stock were as follows:


                                                                      SHARES                                                 AMOUNT
                                                     ------------------------------------                   -----------------------------------
                                                     For the                   For the                         For the                  For the
                                                 year ended              year ended                 year ended             year ended
                                              October 31, 2007    October 31, 2006      October 31, 2007    October 31, 2006
                                                  ----------------           ----------------                 ----------------          -----------------
Class N
Capital stock sold ..........               7,488,347                8,890,682              $ 124,535,007          $ 124,803,674
Capital stock issued in
  connection with
  reinvestment of dividends            20,453                   262,778                        325,815                  4,128,239
Capital stock redeemed ......        (3,073,266)             (4,075,747)                 (51,902,267)             (57,703,226)
                                                      -------------               -------------                    -------------               -------------

Net increase ................                  4,435,534                5,077,713               $  72,958,555            $  71,228,687
                                                   =========             ========                =========             =========



                                                                   SHARES                                                   AMOUNT
                                                     ------------------------------------                    -----------------------------------
                                                      For the                   For the                          For the                     For the
                                                   year ended            year ended                   year ended              year ended
                                              October 31, 2007    October 31, 2006        October 31, 2007    October 31, 2006
                                                   ----------------         ----------------                  ----------------          -----------------
Class I
Capital stock sold ..........                63,172                     611,641                  $   1,000,000            $   8,410,013
Capital stock issued in
  connection with
  reinvestment of dividends              --                            --                                   --                              --
Capital stock redeemed ......         (171,080)                (811,953)                    (3,000,201)             (11,450,014)
                                                    -------------               -------------                     -------------               -------------
Net decrease ................                (107,908)                 (200,312)                $  (2,000,201)           $  (3,040,001)
                                                    ========           =========                   ========             =========


                                                                                                                                                                    24

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Supplemental Proxy Information
October 31, 2007

Supplemental  Proxy  Information.  A  Special  Meeting  of BBH Fund,  Inc.  (the
"Corporation")  was held on May 23, 2007. On April 5, 2007,  the record date for shareholders  voting at the meeting,  there were 108,931,295  total  outstanding shares of the Corporation and 39,137,115 total outstanding shares of the Fund.

The following item was considered by  shareholders  of the  Corporation  and the result of their voting is listed below.  Unless  otherwise  noted the matter was approved.

Proposals:

(1)   To elect two Trustees of the Funds;

Samuel F. Pryor IV

      Shares voted affirmatively........        89,470,872
      Shares voted negatively...........             283,884
      Shares abstaining.................                    19,777

H. Whitney Wagner

      Shares voted affirmatively........        89,474,508
      Shares voted negatively...........              280,248
      Shares abstaining.................                     19,777

The  following  items were  considered by Fund  shareholders  and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

(2)   To approve a new combined investment advisory and administrative  services agreement for the Fund with the current investment adviser of the Fund;

      Shares voted affirmatively........              38,219,249
      Shares voted negatively...........                     57,348
      Shares abstaining.................                          32,608

(3)   To approve changes to the Fund's fundamental  investment policies in order to modernize  its  investment  restrictions  and  increase its  investment flexibility:

      (a)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            diversification;

            Shares voted affirmatively........                   NA
            Shares voted negatively...........                   NA
            Shares abstaining.................                        NA

      (b)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            concentration;

            Shares voted affirmatively........        38,167,406
            Shares voted negatively...........               82,714
            Shares abstaining.................                     59,085

      (c)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            underwriting;

            Shares voted affirmatively........        38,167,511
            Shares voted negatively...........               82,609
            Shares abstaining.................                     59,085

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                25


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION (continued)
October 31, 2007

      (d)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            investing in commodities;

            Shares voted affirmatively........        38,148,850
            Shares voted negatively...........             103,023
            Shares abstaining.................                    57,331

      (e)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            investing in real estate;

            Shares voted affirmatively........       38,153,676
            Shares voted negatively...........              98,092
            Shares abstaining.................                   57,436

      (f)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            borrowing money and issuing senior securities;

            Shares voted affirmatively........       38,139,873
            Shares voted negatively...........            112,000
            Shares abstaining.................                    57,331

      (g)   To amend the Fund's fundamental investment policy regarding lending;

            Shares voted affirmatively........       38,148,850
            Shares voted negatively...........             103,023
            Shares abstaining.................                     57,331

      (h)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental investment policy regarding selling short;

            Shares voted affirmatively........        38,148,745
            Shares voted negatively...........             103,128
            Shares abstaining.................                    57,331

      (i)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental investment policy regarding illiquid securities;

            Shares voted affirmatively........        38,148,745
            Shares voted negatively...........             103,023
            Shares abstaining.................                    57,436

      (j)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental
            investment  policy  regarding   investing  in  securities  of  other
            investment companies;

            Shares voted affirmatively........        38,148,850
            Shares voted negatively...........              103,023
            Shares abstaining.................                     57,331

      (k)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental investment policy regarding purchases on margin;

            Shares voted affirmatively........        38,148,745
            Shares voted negatively...........             103,023
            Shares abstaining.................                    57,436

                                                                                                                                                                    26

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION (continued)
October 31, 2007

      (l)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental investment policy on restricted securities;

            Shares voted affirmatively........        38,169,160
            Shares voted negatively...........                82,609
            Shares abstaining.................                     57,436

(4)   To approve the proposed Reorganization  Agreement,  pursuant to which each series of BBH Fund,  Inc. would be  reorganized as separate  series of BBH
      Trust, (the "New BBH Trust"), a newly formed Delaware statutory trust.

      Shares voted affirmatively........              38,179,745
      Shares voted negatively...........                     76,340
      Shares abstaining.................                          53,120

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                27

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2007

EXAMPLE

As a shareholder of BBH  International  Equity Fund (the "Fund"),  you may incur two types of costs:  (1)  transaction  costs on  purchase  payments,  reinvested dividends,  or other distributions;  redemption fees; and exchange fees; and (2)
ongoing costs, including management fees; and other Fund expenses.  This Example is intended to help you understand  your ongoing costs (in dollars) of investing in the Fund and to compare  these costs with the ongoing  costs of  investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 to October 31, 2007).

ACTUAL EXPENSES

The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                                                                                                                                    28

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2007

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs  only  and  do not  reflect  any  transactional  costs,  such  as redemption  fees or exchange  fees.  Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the
relative  total  costs  of  owning  different  funds.  In  addition,   if  these
transactional costs were included, your costs would have been higher.

                                                                                                       Expenses Paid
                                   Beginning                 Ending                   During Period
                              Account Value       Account Value            May 1, 2007
Class N                     May 1, 2007       October 31, 2007     to October 31, 2007(1)
                                     -------------            ----------------             ----------------------
Actual............                  $1,000                  $1,095.20                        $6.23
Hypothetical(2)...           $1,000                  $1,019.26                        $6.01

                                                                                                       Expenses Paid
                                    Beginning                Ending                     During Period
                               Account Value       Account Value               May 1, 2007
Class I                        May 1, 2007       October 31, 2007      to October 31, 2007(1)
                                       -------------         ----------------                ----------------------
Actual............                  $1,000               $1,096.80                           $4.92
Hypothetical(2)...           $1,000               $1,020.52                           $4.74

-------------------------
(1)   Expenses  are equal to the Fund's  annualized  expense  ratio of 1.18% and
      0.93% for Class N and I shares,  respectively,  multiplied  by the average account  value over the  period,  multiplied  by 184/365  (to  reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation,  the  applicable  annualized  expense ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                29


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
October 31, 2007 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 11, 2006,  the Board of Trustees  (the "Board") of
the Trust unanimously approved a new Combined Investment Advisory/Administrative
Services Agreement ("Combined  Agreement").  The Board determined that the terms of the  Combined  Agreement  will be  substantially  identical  to  those of the current  advisory and  administration  agreements of the Funds,  noting that the most significant  difference in the Combined  Agreement is a single fee for both advisory and administrative  services. The following is a summary of the factors the Board took into consideration in making its determination to approve the new
Combined Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman & Co.
("BBH")

The Board noted that, under the Combined Agreement in respect of each Fund, BBH, subject to the  supervision of the Board,  will be  responsible  for providing a continuous  investment  program  and  making  purchases  and sales of  portfolio securities  consistent  with the Funds'  investment  objective and policies.  In addition, subject to the supervision of the Board, BBH is permitted to supervise one or more  sub-advisers  and evaluate  holdings and  performance  results on a
continuous  basis  for  BBH  International   Equity  Fund.  Under  the  Combined
Agreement,  BBH also provides  administrative  services to each Fund.

The Board considered  the scope and  quality of  services  to be provided by BBH under the Combined  Agreement  and noted that the scope of services  provided had expanded over time, primarily,  as a result of regulatory  developments.
The  Board noted that, for example,  BBH is responsible  for  maintaining  and monitoring its own and, to varying degrees,  the Funds'  compliance  program, and these compliance programs  have  recently  been refined and  enhanced in light of new  regulatory requirements.  The Board  considered the quality of the investment  research and administrative  capabilities  of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall,  they were satisfied  with the  nature,  extent and quality  of  services  expected  to be provided  to each of the Funds  under the
Combined  Agreement.

Subject  to the supervision  of the Board,  BBH oversees the  sub-advisers  and evaluates  their results. BBH reviews portfolio performance,  characteristics, departures of key personnel of the sub-advisers  and any other relevant topics.
BBH also analyzes and monitors  economic  trends and monetary  policy on a continuous  basis.  The holdings of the BBH  International  Equity Fund and the allocation of assets to the  sub-advisers  are  regularly  reviewed  with the objective of enhancing the total rate of return over a full market cycle and dampening return volatility.

Costs of Services Provided and Profitability to BBH

At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability of BBH's current  investment  company advisory and other fees. The
Board also reviewed BBH's  profitability data for each Fund, which also included the effect of revenue  generated by the shareholder  servicing,  administration, custody and other fees paid by the Fund.  The Board  discussed the difficulty of making comparisons of

                                                                                                                                                                    30

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2007 (unaudited)

profitability   because  comparative   information  is  not  generally  publicly
available  and is affected by numerous  factors,  including the structure of the service  provider,  the types of funds it manages and administers,  its business mix,  numerous  assumptions  regarding  allocations  and  the  entity's  capital structure and cost of capital.  In considering  profitability  information,  the
Board considered the effect of fall-out  benefits on BBH's expenses,  as well as the "revenue  sharing"  arrangements  BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution  expenses.  The Board concluded  that it was  satisfied  that BBH's  level of  profitability  from its relationship with each Fund was not excessive.

Fall-Out Benefits

The  Board   considered  that  BBH  does  not  allocate  the  Funds'   portfolio
transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates.. The
Board received and reviewed  information  concerning BBH's policies with respect to allocating portfolio  brokerage.
The Board also considered that BBH receives shareholder  servicing fees from certain funds, and is the Funds' administrator, custodian and  securities lending  agent.  The Board noted that BBH retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board recognized that
BBH's  profitability would be somewhat lower if it did not receive  proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholderswere also BBH clients,  and that substantial assets are invested in the Funds as a result of an overall investment management  program for the shareholder.  The Board  noted that the Funds also derive  reputational  and other  benefits  from their  association  with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus,  the
Board did not believe that BBH revenues  associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board  noted  that the Funds'  combined  fee  schedules,  other than the fee schedule for BBH Money Market Fund, do not contain breakpoints.  As a result, if assets  increase,  the fee rates  would not be  reduced  for these  Funds on the incremental  assets.  With respect to the BBH Money Market Fund,  the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into  account  the  effects of  inflation  or such other basis as may be appropriate,  subject to the approval of  shareholders to the extent required by the 1940 Act.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                 31

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2007 (unaudited)

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  they had been provided over many years,  the Board observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds,  there  appeared  to be no  uniformity  or  pattern in the fees and asset levels at which  breakpoints (if any) apply. In light of the Funds' current size and expense structure,  the Board concluded that it was unnecessary at this time to consider  breakpoints with respect to the Funds, other than for the BBH Money
Market Fund.

Investment Results

The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on October 2, 2006, the Board received detailed performance information for each Fund at each regular Board meeting  during the year. At the meeting held on
October 2, 2006, the Board reviewed information showing performance of each Fund compared to its peers over the prior 1-, 3-, and 5- year  periods  and  compared the performance  information to one or more  securities  indices over comparable periods.

Combined Fee Rate

The  Board  considered  the fee rate to be paid by each  Fund to BBH.  The Board recognized that it is difficult to make  comparisons of these fee rates, and the combined advisory and  administration  fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following  factors specific to the BBH  International  Equity Fund also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board reviewed the performance of the BBH International  Equity Fund's Class
N shares and Class I shares  versus the MSCI  Europe,  Australasia  and Far East
Index  (the  "Index")  The  Board   considered   the   performance  of  the  BBH
International  Equity Fund and each  sub-advisor  since adopting a multi-manager approach and employing two  sub-advisors  in January 2004. The Board  recognized that divergence from

                                                                                                                                                                    32

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2007 (unaudited)

the Index,  particularly during periods of significant market movements,  was to be expected because each of the  sub-advisers has a clearly defined  fundamental investment  style with only modest concern for tracking error to the Index.  The
Board  reviewed  the  overall  investments  of the Fund and  concluded  that the portfolio was broadly diversified in terms of country exposure,  sector exposure and specific  company risk.  The Board noted that the  performance of both share classes  before all expenses  was better than the Index since  January 31, 2004, but  observed  that on an  after-fee  basis the Fund had trailed the Index.  The
Board also noted the expense ratio for both share classes were in line with many funds  of  similar  size and  investment  mandate.  Taking  into  account  these comparisons and the other factors  considered,  the Board concluded that the BBH
International  Equity  Fund's  recent  investment  results and its total expense ratio had been satisfactory.

Conflicts of Interest

As a general matter,  certain conflicts of interest may arise in connection with a portfolio manager's  management of a Fund's investments,  on the one hand, and
the   investments  of  other  accounts  for  which  the  portfolio   manager  is
responsible, on the other. For example, it is possible that the various accounts managed  could  have  different  investment  strategies  that,  at times,  might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account,  possible conflicts could arise in determining how to allocate them.  Other  potential  conflicts might include  conflicts  created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio  trades and/or  specific uses of commissions  from  Fund  portfolio  trades  (for  example,  research,  or  "soft dollars").

BBH has adopted and implemented policies and procedures, including brokerage and trade  allocation  policies  and  procedures,  which  it  believes  address  the conflicts  associated with managing multiple  accounts for multiple clients.  In addition,  BBH monitors a variety of areas,  including  compliance  with account investment guidelines, the inclusion only of securities approved for purchase by the BBH's Fixed Income Credit  Committee,  and compliance with the BBH's Code of
Ethics.  Finally,  BBH has structured the portfolio managers'  compensation in a manner, and the Funds have adopted policies and procedures,  reasonably designed to  safeguard  a Fund from  being  negatively  affected  as a result of any such potential conflicts.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                33


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION (unaudited)

The Fund hereby designates  $6,173,183 as an approximate  amount of capital gain dividend for the purpose of the dividends paid deduction.

The  amount  of  qualified  interest  income  (QII)  dividends  paid  by the BBH
International  Equity Fund (the "Fund") for the year ended  October 31, 2007 was
$4,533.

Under  Section  854(b)(2) of the Internal  Revenue Code (the  "Code"),  the Fund
designates up to a maximum of $18,275,445 as qualified dividends for purposes of the maximum  rate under  Section  1(h)(11) of the Code for the fiscal year ended
October 31, 2007. In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends  distributed during the calendar year  2007.  Shareholders  are  advised to check  with  their tax  advisors  for information  on the  treatment of these amounts on their  individual  income tax returns.

The amounts which represent  income derived from sources within,  and taxes paid to foreign countries or possessions of the United States are as follows:

                                   Foreign                         Foreign Tax
                              Source Income                 Credit Total
                                   -------------                        ------------
                                 $18,275,445                        $521,758

                                                                                                                                                                    34

TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)

Information  pertaining  to the  Trustees  of the BBH Trust  (the  "Trust")  and
executive  officers of the Trust is set forth below.  Part B to the Registration
Statement of the BBH International  Equity Fund includes additional  information about the Fund's  Trustees  and is  available  upon  request  without  charge by contacting the Fund at 1-800-625-5759.


                                                                                    Term of                                                                            Number of
                                                                                    Office                                                                               Funds in
                                                                                    and                                                                                   Fund                     Other
                                                       Position(s)          Length                                                                             Complex               Directorships
Name, Birth Date                         Held with            of Time                 Principal Occupation(s)                  Overseen by       Held by
and Address                                Trust                    Served#               During Past 5 Years                         Trustee^              Trustee
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Joseph V. Shields Jr.                  Chairman of         Since 2007     Managing Director, Chairman and              7                     None
Birth Date:                                   the Board and                              Chief Executive Officer of Shields
March 17, 1938                            Trustee                                        & Company (member of New York
Shields & Company                                                                          Stock Exchange); Chairman of
140 Broadway                                                                                    Capital Management Associates, Inc.
New York, NY 10005                                                                         (registered investment adviser);
                                                                                                             Director of Flower Foods, Inc. (New
                                                                                                             York Stock Exchange listed company).

Eugene P. Beard                        Trustee                  Since 2007     Chairman & CEO of Westport Asset            7                  Director of
Birth Date:                                                                                          Fund, Inc.                                                                              Old Westbury
March 17, 1935                                                                                                                                                                                   Funds
800 Connecticut Ave.,                                                                                                                                                                      (7 Funds)
3 East
Norwalk, CT 06854

David P. Feldman                     Trustee                 Since 2007         Director of Jeffrey Co. (1992 to                   7                   Director of
Birth Date:                                                                present);           Director of QMED (1999 to                                               Dreyfus
November 16, 1939                                                                             May 2007).                                                                          Mutual Funds
C/O BBH & Co.                                                                                                                                                                                 (59 Funds)
140 Broadway
New York, NY 10005

Alan G. Lowy                            Trustee                 Since 2007        Private Investor.                                             7                   None
Birth Date:
April 17, 1939
4111 Clear Valley Drive
Encino, CA 91436

Arthur D. Miltenberger            Trustee               Since 2007          Retired; Trustee, R.K. Mellon                      7                  None
Birth Date:                                                                                            Family Trust (1981 to June 2003);
November 8, 1938                                                                               Director of Aerostructures
503 Darlington Road                                                                          Corporation (aircraft manufacturer)
Ligonier, PA 15658                                                                             (1996 to July 2003).


FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                 35


TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)


                                                                                    Term of                                                                            Number of
                                                                                    Office                                                                               Funds in
                                                                                    and                                                                                   Fund                     Other
                                                       Position(s)          Length                                                                             Complex               Directorships
Name, Birth Date                         Held with            of Time                 Principal Occupation(s)                  Overseen by       Held by
and Address                                Trust                    Served#               During Past 5 Years                         Trustee^              Trustee
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Samuel F. Pryor, IV                      Trustee             Since 2007         Private Investor.                                           7                    None
Birth Date:
June 12, 1955
130 East 67th Street
New York, NY 10021

H. Whitney Wagner                    Trustee             Since 2007         President, Clear Brook Advisors, a           7                   None
Birth Date:                                                                                           registered investment advisor.
March 3, 1956
Clear Brook Advisors
75 Rockefeller Plaza, 14th Floor
New York, NY 10019

Officers

John A. Nielsen                           President and   Since 2007         President and Principal Executive          N/A                   N/A
Birth Date:                                    Principal                                        Officer of the Trust; He joined
July 15, 1943                                 Executive                                       Brown Brothers Harriman & Co.
140 Broadway                              Officer                                            ("BBH") in 1968 and has been a
New York, NY 10005                                                                           Partner of the firm since 1987.

Charles H. Schreiber                   Treasurer,          Since 2007         Treasurer, Principal Financial                  N/A                  N/A
Birth Date:                                    Principal                                        Officer and Anti-Money Laundering
December 10, 1957                      Financial                                        Officer of the Trust; Senior Vice
140 Broadway                              Officer,                                           President of BBH since September
New York, NY 10005                  Anti-Money                                   2001; Joined BBH in 1999.
                                                       Laundering
                                                      Officer

Mark B. Nixon                            Assistant            Since 2007          Assistant Secretary and Assistant        N/A                  N/A
Birth Date:                                   Secretary,                                        Treasurer of the Trust; Vice
January 14, 1963                        Assistant                                         President of BBH (since October
140 Broadway                            Treasurer                                         2006); Accounting Manager, Reserve
New York, NY 10005                                                                           Funds (August 2005-September 2006);
                                                                                                               Assistant Controller, Reserve Funds
                                                                                                              (February 2005-August 2005);
                                                                                                               Private Consultant (December 2001-
                                                                                                               February 2005).


                                                                                                                                                                    36


TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)


                                                                                    Term of                                                                            Number of
                                                                                    Office                                                                               Funds in
                                                                                    and                                                                                   Fund                     Other
                                                       Position(s)          Length                                                                             Complex               Directorships
Name, Birth Date                         Held with            of Time                 Principal Occupation(s)                  Overseen by       Held by
and Address                                Trust                    Served#               During Past 5 Years                         Trustee^              Trustee
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Beth Haddock                             Chief                    Since 2007         Chief Compliance Officer of the               N/A                 N/A
Birth Date:                                   Compliance                                     Trust (September 2007-present);
December 10, 1965                      Officer                                             Chief Compliance Officer for the
140 Broadway                                                                                       FINRA/NYSE and SEC compliance
New York, NY 10005                                                                            programs and Associate Compliance
                                                                                                                Director for the global compliance
                                                                                                                program (April 2005-present);
                                                                                                               Deputy General Counsel of AXA
                                                                                                               Advisors/ AXA Financial (November
                                                                                                               1997-April 2005)

Gail C. Jones                                Secretary            Since 2007        Secretary of the Trust; Counsel,               N/A                 N/A
Birth Date:                                                                                           ReedSmith, LLP (since October
October 26, 1953                                                                                 2002); Corporate Counsel (January
1001 Liberty Avenue                                                                          1997 to September 2002) and Vice
Pittsburgh, PA                                                                                    President (January 1999 to
15222-3779                                                                                           September 2002) of Federated
                                                                                                              Services Company.

Judith J. Mackin                         Vice President    Since 2007         Vice President of the Trust; Vice             N/A                 N/A
Birth Date:                                                                                            President (since November 1997) of
May 30, 1960                                                                                        Federated Services Company.
1001 Liberty Avenue,
Pittsburgh, PA
15222-3779

John C. Smith                              Assistant            Since 2007        Assistant Treasurer of the Trust;             N/A                 N/A
Birth Date:                                    Treasurer                                       Vice President (since 2004);
August 2, 1965                                                                                    Assistant Vice President (since
50 Milk Street                                                                                       September 2001); Associate
Boston, MA 02109                                                                             (September 2000 to August 2001);
                                                                                                              and Senior Analyst (June 1999 to
                                                                                                              August 2000) of BBH & Co.

-------------------------
#     Each  Trustee of the Trust holds office until he or she attains the age of
      70 (72, in the case of Trustees who were elected as such before January 1,
      2000),  or until he or she sooner dies,  resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All officers of the Trust hold office for one year and until their  respective successors  are  chosen  and  qualified  (subject  to the  ability  of the
      Trustees to remove any officer in  accordance  with the Trust's  By-laws).
      Each Trustee previously served on the Board of Trustees of the Predecessor
      Funds.

^     The Fund Complex consists of the Trust, which has seven series and each is counted as one "Fund" for purposes of this table.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                                37

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN

================================================================================

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                        ----------

                                 Annual Report
                                OCTOBER 31, 2007

                                        ----------

                              BBH REAL RETURN FUND
                (Formerly, BBH Inflation-Indexed Securities Fund)

================================================================================


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

For the 12-month  period ended October 31, 2007,  the BBH Real Return Fund Class
I-Shares returned  1.53%(1),  while the N-Shares returned  1.30%(1).  The Fund's benchmark, the Citigroup Inflation-Linked Securities Index(2) ("CILS"), returned
6.30% over the same period.  The largest  detractors from  performance  were the
Fund's  bulleted yield curve posture  throughout the period as well as positions in nominal bonds during the spring.

Fixed income markets rallied  significantly over the past 12-month period ending
October 31, 2007, as problems  associated with sub-prime  lending  permeated the marketplace  and led to a  "flight-to-quality"  rally and  eventually  100 basis
points  of  Federal  Reserve  easing.   As  is  customary  during  these  market
conditions,   shorter  maturity  yields  fell  further  than  those  for  longer maturities  as the yield curve  regained a more  normal  upward  sloping  shape.
Treasuries  were the best  performing  sector  over the period as  general  risk premiums widened  substantially,  lowering the relative performance of the Fund.
Hardest hit were direct  sub-prime  obligations and financial  sector  corporate bonds.  In addition,  high quality asset backed  securities  also failed to keep pace with Treasuries.

----------

(1)   Performance  data  quoted  represents  no  guarantee  of  future  results.
      Investment  return  and  principal  value  will  fluctuate,   so  that  an
      investor's  shares,  when  redeemed,  may be worth more or less than their original  cost.  Mutual  Fund  performance  changes  over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns,  contact the Fund at 1-800-625-5759.

(2)   The CILS measures the return of debentures with fixed-rate coupon payments that adjust for  inflation  as measured by the Consumer  Price Index.  The index  employs  a  minimum  maturity  of one  year  and a  minimum  amount outstanding  of USD 1  billion  for both  entry  and  exit.  The  index is unmanaged, and investments cannot be made in an index.

                                                                                                                                                                      2

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

               Growth of $10,000 Invested in BBH Real Return Fund

The graph below  illustrates  the  hypothetical  investment of $10,000(1) in the
Class N shares of the Fund over the ten years ended October 31, 2007 as compared to the CILS and the 3-year Treasury.

[The following information was depicted as a line chart in the printed material]

                    Total Return for the Period Ended October 31, 2007
                         ---------------------------------------------------------
                                                      Five Years             Ten Years
                              One Year     (Annualized)        (Annualized)
            -----------------------------------------------------------------------
            Class N       1.30%              4.73%                     6.49%
            -----------------------------------------------------------------------
            Class I       1.53%               4.98%                     6.80%
            -----------------------------------------------------------------------

                Date    Real Return Fund*      CILS      3yr Treas
                 ----         -----------------               ----         ---------
            10/31/97        10,000.00                10,000        10,000
            11/30/97        10,042.06                10,053        10,019
            12/31/97         9,950.63                 10,007        10,099
            01/31/98        10,025.20                10,058        10,235
            02/28/98        10,025.20                10,049        10,217
            03/31/98        10,032.68                10,043        10,252
            04/30/98        10,134.72                10,080        10,293
            05/31/98        10,172.46                10,145        10,353
            06/30/98        10,215.79                10,174        10,409
            07/31/98        10,249.52                10,221        10,465
            08/31/98        10,274.65                10,238        10,706
            09/30/98        10,465.45                10,458        10,869
            10/31/98        10,498.44                10,476        10,909
            11/30/98        10,467.60                10,470        10,872
            12/31/98        10,415.54                10,400        10,884
            01/31/99        10,555.60                10,525        10,946
            02/28/99        10,463.15                10,452        10,802
            03/31/99        10,489.95                10,456        10,884
            04/30/99        10,561.71                10,515        10,917
            05/31/99        10,629.21                10,596        10,859
            06/30/99        10,651.85                10,595        10,896
            07/31/99        10,663.32                10,594        10,916
            08/31/99        10,672.47                10,615        10,940
            09/30/99        10,718.42                10,652        11,016
            10/31/99        10,753.13                10,674        11,030
            11/30/99        10,834.42                 10,741        11,051
            12/31/99        10,776.03                 10,649        11,039
            01/31/00        10,823.32                 10,710        11,004
            02/29/00        10,906.12                 10,813        11,090
            03/31/00        11,273.29                 11,124        11,191
            04/30/00        11,427.78                 11,264        11,198
            05/31/00        11,392.19                 11,233        11,238
            06/30/00        11,537.36                 11,375        11,388
            07/31/00        11,610.27                 11,469        11,467
            08/31/00        11,695.82                 11,554        11,574
            09/30/00        11,769.50                 11,622        11,675
            10/31/00        11,917.34                 11,760        11,752
            11/30/00        12,090.90                 11,927        11,912
            12/31/00        12,213.23                 12,043        12,107
            01/31/01        12,451.42                 12,309        12,264
            02/28/01        12,677.63                 12,513        12,375
            03/31/01        12,766.11                 12,630        12,504
            04/30/01        12,867.46                 12,703        12,471
            05/31/01        13,020.59                 12,853        12,535
            06/30/01        13,020.36                 12,839        12,584
            07/31/01        13,214.00                 13,042        12,805
            08/31/01        13,252.91                 13,070        12,918
            09/30/01        13,343.96                 13,158        13,204
            10/31/01        13,685.41                 13,480        13,408
            11/30/01        13,371.58                 13,124        13,286
            12/31/01        13,241.28                 12,997        13,222
            01/31/02        13,279.35                 13,046        13,287
            02/28/02        13,478.54                 13,262        13,394
            03/31/02        13,387.98                 13,181        13,191
            04/30/02        13,705.96                 13,539        13,416
            05/31/02        13,913.96                 13,755        13,523
            06/30/02        14,101.32                 13,954        13,674
            07/31/02        14,345.73                 14,195        13,951
            08/31/02        14,902.14                 14,712        14,126
            09/30/02        15,313.94                 15,087        14,369
            10/31/02        14,886.10                 14,688        14,369
            11/30/02        14,869.60                 14,683        14,240
            12/31/02        15,393.14                 15,187        14,491
            01/31/03        15,520.13                 15,280        14,463
            02/28/03        16,086.04                 15,814        14,627
            03/31/03        15,831.49                 15,598        14,641
            04/30/03        15,756.64                 15,570        14,685
            05/31/03        16,499.49                 16,310        14,883
            06/30/03        16,350.97                 16,140        14,880
            07/31/03        15,574.41                 15,405        14,657
            08/31/03        15,823.50                 15,688        14,646
            09/30/03        16,358.05                 16,222        14,922
            10/31/03        16,382.77                 16,282        14,794
            11/30/03        16,339.16                 16,290        14,760
            12/31/03        16,508.48                 16,459        14,885
            01/31/04        16,689.72                 16,655        14,937
            02/29/04        17,067.32                 17,030        15,058
            03/31/04        17,337.61                 17,307        15,158
            04/30/04        16,537.13                 16,470        14,855
            05/31/04        16,793.81                 16,763        14,818
            06/30/04        16,808.13                 16,771        14,837
            07/31/04        17,010.90                 16,927        14,921
            08/31/04        17,442.86                 17,364        15,093
            09/30/04        17,464.82                 17,395        15,079
            10/31/04        17,640.78                 17,426        15,147
            11/30/04        17,578.96                  17,378        15,011
            12/31/04        17,882.38                 17,692        15,072
            01/31/05        17,908.27                 17,694        15,042
            02/28/05        17,812.25                 17,620        14,964
            03/31/05        17,828.19                 17,639        14,938
            04/30/05        18,169.47                 17,971        15,073
            05/31/05        18,298.99                 18,100        15,147
            06/30/05        18,373.25                 18,176        15,184
            07/31/05        18,029.67                 17,805        15,076
            08/31/05        18,427.09                 18,202        15,199
            09/30/05        18,415.97                 18,170        15,107
            10/31/05        18,169.48                 17,948        15,070
            11/30/05        18,199.70                 17,975        15,131
            12/31/05        18,413.14                 18,198        15,204
            01/31/06        18,430.38                 18,198        15,213
            02/28/06        18,395.90                 18,205        15,197
            03/31/06        17,982.12                 17,783        15,191
            04/30/06        17,935.94                 17,783        15,231
            05/31/06        17,923.87                 17,827        15,229
            06/30/06        18,000.85                 17,873        15,251
            07/31/06        18,273.55                 18,159        15,399
            08/31/06        18,575.44                 18,486        15,539
            09/30/06        18,575.00                 18,518        15,632
            10/31/06        18,427.96                 18,492        15,691
            11/30/06        18,695.29                 18,717        15,787
            12/31/06        18,267.56                 18,276        15,749
            01/31/07        18,303.21                 18,298        15,763
            02/28/07        18,677.47                 18,691        15,937
            03/31/07        18,707.21                 18,725        16,005
            04/30/07        18,750.56                 18,863        16,064
            05/31/07        18,499.10                 18,612        15,986
            06/30/07        18,351.54                 18,579        16,040
            07/31/07        18,473.53                 19,010        16,250
            08/31/07        18,444.60                 19,171        16,470
            09/30/07        18,666.15                 19,428        16,593
            10/31/07        18,758.47                 19,658        16,679

*net of fees and expenses

Performance  data quoted  represents past  performance  which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed,  may be worth more or less than their original cost. Mutual Fund performance  changes over time and current  performance may be lower or higher than what is stated.  Returns do not reflect  the  deduction  of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

----------

(1)   The Fund's  performance  assumes the  reinvestment  of all  dividends  and distributions.  The CILS has been  adjusted  to  reflect  reinvestment  of dividends on securities in the index.  The CILS is not adjusted to reflect sales,  expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

FINANCIAL STATEMENT OCTOBER 31, 2007

                                                                                                                                                                      3

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders
of BBH Real Return Fund:

We have audited the accompanying statement of assets and liabilities,  including the  portfolio  of  investments,  of BBH Real  Return  Fund (a series of the BBH
Trust)  (the  "Fund") as of October 31,  2007,  and the  related  statements  of operations and cash flows for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements  and  financial  highlights  are  the  responsibility  of the  Fund's management.  Our  responsibility  is to express  an  opinion on these  financial statements and financial highlights based on our audits.

We conducted  our audits in  accordance  with  standards  of the Public  Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not  required  to  have,  nor were we  engaged  to  perform,  an audit of its internal control over financial reporting.  Our audits included consideration of internal  control  over  financial  reporting  as a basis  for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of securities  owned at October 31, 2007, by  correspondence  with the custodian and brokers;  where replies were not received from brokers,  we performed  other auditing  procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of the
BBH Real Return Fund as of October 31, 2007,  the results of its  operations and cash flows for the year then  ended,  the  changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the  five  years  in the  period  then  ended,  in  conformity  with  accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 27, 2007

                                                                                                                                                                     4

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2007 (unaudited)

BREAKDOWN BY SECURITY TYPE

                                                                                                                        PERCENT OF
                                                                                        U.S. $ VALUE      NET ASSETS
                                                                                              ------------              ----------
Asset Backed Securities...............................                 $  16,787,693                  6.0%
Corporate Bonds.......................................                          37,638,335                13.6
Foreign Government Bonds..............................                  5,550,126                  2.0
Municipal Bonds.......................................                           6,097,301                   2.2
U.S. Treasury Notes and Bonds.........................           273,263,072                 98.4
Liabilities in Excess of Cash and Other Assets........   (61,551,682)               (22.2)
                                                                                               ------------                  -----
NET ASSETS............................................                      $277,784,845                100.0%
                                                                                         ==========                ====

All data as of October  31,  2007.  The Fund's  breakdown  by  security  type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007

                                                                                                                                                                      5

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
October 31, 2007
(expressed in U.S. dollars)



      Principal
     Amount                                                                                                                                                      Value
      ---------                                                                                                                                                      ------------
                         U.S. TREASURY NOTES AND BONDS (98.4%)
$   29,710,091   1.625%, 01/15/2015(1).......................................                                                       $    28,837,357
      9,333,752    1.875%, 07/15/2013(1).......................................                                                               9,306,768
    10,550,339    1.875%, 07/15/2015(1).......................................                                                             10,416,814
      7,761,497    2.000%, 04/15/2012(1).......................................                                                               7,780,295
           22,061    2.000%, 07/15/2014(1).......................................                                                                    22,053
      7,175,786    2.000%, 01/15/2016(1).......................................                                                               7,119,729
    23,653,905    2.000%, 01/15/2026(1).......................................                                                             22,846,639
    15,604,185    2.375%, 01/15/2017(1).......................................                                                             15,936,991
    29,886,598    2.375%, 01/15/2025(1).......................................                                                             30,517,026
    21,042,710    2.375%, 01/15/2027(1).......................................                                                             21,585,212
    28,538,849    2.500%, 07/15/2016(1).......................................                                                             29,475,265
    75,201,329    3.500%, 01/15/2011(1).......................................                                                             79,149,399
      2,979,307    3.875%, 01/15/2009(1),(2)...................................                                                             3,058,443
      5,615,490    3.875%, 04/15/2029(1).......................................                                                               7,211,081
                                                                                                                                                                      ------------
                           Total U.S. Treasury Notes and Bonds
                           (Identified cost $265,501,110)..............................                                                     273,263,072
                                                                                                                                                                      ------------
                          ASSET BACKED SECURITIES (6.0%)
      2,900,000    Advanta Business Card Master Trust 2005-C1 5.508%,
                          08/22/2011(3)............................................                                                                        2,891,213
      2,660,000    Advanta Business Card Master Trust 2006-C1 5.478%,
                          10/20/2014(3)............................................                                                                        2,585,789
      3,900,000    Capital One Multi-Asset Execution Trust 2003-3C 6.902%,
                          07/15/2016(3)............................................                                                                        4,055,893
         491,925    Chase Funding Mortgage Loan Asset-Backed Certificates
                          2004-1 5.753%, 07/25/2033(3).............................                                                               261,306
      2,108,785    Credit-Based Asset Servicing and Securitization CBO, Ltd.
                           6.069%, 06/25/2032(3),(4)................................                                                               2,093,538
      1,327,925    Greenpoint Mortgage Funding Trust 2006-HE1 5.280%,
                          03/12/2037(3)............................................                                                                        1,226,339
      3,750,000    MBNA Credit Card Master Note Trust 2005-C1 5.062%,
                          10/15/2012(3)............................................                                                                        3,673,615
                                                                                                                                                                     ------------
                          Total Asset Backed Securities
                           (Identified cost $17,226,479)...............................                                                        16,787,693
                                                                                                                                                                     ------------


   The accompanying notes are an integral part of these financial statements.

                                                                                                                                                                      6

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars)


     Principal
     Amount                                                                                                                                                      Value
      ---------                                                                                                                                                      ------------
                          CORPORATE BONDS (13.6%)
                          AUTOMOTIVE ((1).7%)
$    2,500,000    Daimler Financial North America LLC 4.875%, 06/15/2010.....                           $      2,486,562
      2,360,000    Toyota Motor Credit Corp. 4.610%, 02/05/2016(3)............                                          2,269,801
                                                                                                                                                                      ------------
                                                                                                                                                                      4,756,363
                                                                                                                                                                      ------------
                          AIRLINES (0.1%)
          150,000   Continental Airlines, Inc. 6.903%, 04/19/2022..............                                                  141,000
                                                                                                                                                                      ------------
                          BEVERAGES (0.1%)
          150,000   Constellation Brands, Inc. 7.250%, 05/15/2017(4)...........                                               149,625
          157,000   Coors Brewing Co. 6.375%, 05/15/2012.......................                                                    164,806
                                                                                                                                                                       ------------
                                                                                                                                                                          314,431
                                                                                                                                                                      ------------
                          COMMERCIAL SERVICES (0.1%)
          150,000   Corrections Corp. of America 6.250%, 03/15/201(3)..........                                            149,070
                                                                                                                                                                      ------------
                          ENTERTAINMENT (0.5%)
EUR1,000,000  Carnival, Plc. 4.250%, 11/27/2013..........................                                                         1,381,445
$        150,000   Royal Caribbean Cruises, Ltd. 6.875%, 12/01/2013...........                                             148,623
                                                                                                                                                                      ------------
                                                                                                                                                                      1,530,068
                                                                                                                                                                      ------------
                          FINANCE (4.8%)
         150,000    E*Trade Financial Corp. 8.000%, 06/15/2011.................                                                 142,500
         380,000    ICICI Bank, Ltd. 6.625%, 10/03/2012(4).....................                                                      382,974
      2,500,000    iStar Financial, Inc. 6.034%, 09/15/2009(3)................                                                   2,409,297
      2,000,000    Merrill Lynch & Co., Inc. 3.518%, 03/02/2009(3)............                                             1,962,720
         250,000    Midori, Ltd. 7.993%, 10/24/2012(3),(4).....................                                                        249,975
         500,000    Redwood Capital IX, Ltd. 7.643%, 01/09/2008(3),(4).........                                            500,500
      9,157,000    SLM Corp. 4.480%, 01/31/2014(3)............................                                                     7,230,459
         360,000    Vita Capital, Ltd. 6.631%, 01/01/2010(3),(4)...............                                                     359,248
                                                                                                                                                                      ------------
                                                                                                                                                                    13,237,673
                                                                                                                                                                      ------------
                           FOOD (0.2%)
         570,000     Kraft Foods, Inc. 6.500%, 08/11/2017.......................                                                      598,072
                                                                                                                                                                     ------------
                           FOREST PRODUCTS & PAPER (0.2%)
         608,000     International Paper Co. 5.850%, 10/30/2012.................                                                 617,429
                                                                                                                                                                     ------------


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007

                                                                                                                                                                     7


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars)


      Principal
     Amount                                                                                                                                                     Value
       ---------                                                                                                                                                   ------------
                         CORPORATE BONDS (continued)
                          INDUSTRIALS (0.5%)
  $  1,250,000    Embraer Overseas, Ltd. 6.375%, 01/24/2017..................                                       $     1,221,875
         150,000    Manitowoc Co., Inc. 7.125%, 11/01/2013.....................                                                   149,250
                                                                                                                                                                      ------------
                                                                                                                                                                      1,371,125
                                                                                                                                                                      ------------
                          INSURANCE (0.7%)
       1,978,000   Allstate Life Global Funding Trust 3.410%, 03/01/2010(3)...                                     1,883,550
                                                                                                                                                                      ------------
                          LODGING (0.1%)
         150,000    Boyd Gaming Corp. 6.750%, 04/15/2014.......................                                                   147,188
         150,000    MGM Mirage 6.000%, 10/01/2009..............................                                                      149,625
                                                                                                                                                                     ------------
                                                                                                                                                                        296,813
                                                                                                                                                                     ------------
                          MEDIA (1.2%)
         150,000    Charter Communications Operating LLC 8.000%, 04/30/2012(4).                               148,875
      2,500,000    COX Communications, Inc. 7.125%, 10/01/2012................                                        2,660,290
         555,000    Time Warner Cable, Inc. 5.850%, 05/01/2017(4)..............                                              550,263
                                                                                                                                                                      ------------
                                                                                                                                                                      3,359,428
                                                                                                                                                                      ------------
                          OIL & GAS (0.5%)
         150,000    El Paso Corp. 6.875%, 06/15/2014...........................                                                         150,268
      1,250,000    GAZ Capital 6.212%, 11/22/2016(4)..........................                                                    1,232,500
                                                                                                                                                                      ------------
                                                                                                                                                                      1,382,768
                                                                                                                                                                      ------------
                          TELECOMMUNICATIONS (2.9%)
         150,000    Qwest Communications International, Inc. 7.250%, 02/15/2011                                 151,500
      2,500,000    Sprint Capital Corp. 7.625%, 01/30/2011....................                                                  2,640,675
      2,500,000    Telecom Italia Capital SA 6.200%, 07/18/2011...............                                             2,573,495
      2,500,000    Time Warner, Inc. 6.875%, 05/01/2012.......................                                                  2,634,875
                                                                                                                                                                     ------------
                                                                                                                                                                     8,000,545
                                                                                                                                                                     ------------
                          Total Corporate Bonds
                          (Identified cost $39,604,826)..............................                                                          37,638,335
                                                                                                                                                                     ------------
                          MUNICIPAL BONDS (2.2%)
      2,120,000     California State 5.000%, 06/01/2037........................                                                     2,147,284
      1,400,000     Los Angeles County, California, Public Works Financing
                          Authority Lease Revenue 5.000%, 09/01/2033.................                                           1,444,240
      2,425,000    Texas State 5.000%, 04/01/2037.............................                                                        2,505,777
                                                                                                                                                                     ------------
                          Total Municipal Bonds
                          (Identified cost $5,952,220)...............................                                                             6,097,301
                                                                                                                                                                     ------------


   The accompanying notes are an integral part of these financial statements.

                                                                                                                                                                     8

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars)


      Principal
      Amount                                                                                                                                                     Value
         ---------                                                                                                                                                 ------------
               FOREIGN GOVERNMENT BONDS (2.0%)
BRL    41,000    Brazil Notas do Tesouro Nacional (Serie B) 6.000%, 05/15/2015.                    $         379,947
$        530,000   Colombia Government International Bond 7.375%, 01/27/2017.....                              584,855
          250,000   Indonesia Government International Bond 8.500%, 10/12/2035(4).                            304,688
          450,000   Mexico Government International Bond 6.375%, 01/16/2013.......                               478,575
          150,000   Oriental Republic of Uruguay 7.625%, 03/21/2036...............                                         167,625
          400,000   Philippine Government International Bond 9.875%, 01/15/2019 ....                               520,000
          100,000   Republic of Ghana 8.500%, 10/04/2017(4).......................                                                102,500
       2,673,000   Russian Federation 7.500%, 03/31/2030(4)......................                                             3,011,936
                                                                                                                                                                     ------------
                         Total Foreign Government Bonds
                         (Identified cost $5,473,493)..................................                                                           5,550,126
                                                                                                                                                                      ------------

TOTAL INVESTMENTS (Identified cost $333,758,128)(5)...........             122.2%                      $339,336,527
LIABILITIES IN EXCESS OF OTHER ASSETS.........................                  (22.2)                           (61,551,682)
                                                                                                                               -----                               ------------
NET ASSETS   .................................................                                               100.0%                       $277,784,845
                                                                                                                          =====                          =========


----------

(1)   Inflation Protected Security.

(2)   Security held as collateral on futures contracts.

(3)   Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the October
      31, 2007 coupon or interest rate.

(4)   Securities exempt from registration under Rule 144A of the Security Act of
      1933. These securities may be resold. Certain conditions for public sale may exist. In transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at
      October 31, 2007 was $9,086,622 or 3.27% of net assets.

(5)   The aggregate cost for federal income tax purposes is $335,198,438, the aggregate gross unrealized appreciation is $7,775,239 and the aggregate gross unrealized depreciation is $3,637,150, resulting in net unrealized appreciation of $4,138,089. Securities with an aggregate market value of
      $70,206,078 have been segregated with primary dealers of U.S. Government
      Obligations as designated by the Federal Reserve Bank of New York in association with reverse repurchase agreements:


                                              Repurchase
Counter-Party        Rate           Date                                 Security                                                         Value
-------------                 ----              ----                                   --------                                                            -----
Barclays                 4.65%     11/02/2007    U.S. Treasury Notes TIPS 2.500%, 07/15/2016     $26,324,828
Barclays                 4.68%     11/09/2007    U.S. Treasury Notes TIPS 3.500%, 01/15/2011     $43,881,250


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2007                                                                                 9

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars unless otherwise noted)

      A summary of obligations under open forward foreign currency exchange contracts outstanding at October 31, 2007 is as follows:

                                                                                                                    Unrealized
                                                                   Notional          Market         Appreciation/
Description                                                 Value             Value           (Depreciation)
-----------                                                         -----                  -----               --------------
Buy Contracts:
GBP British Pound settling 11/30/07      753,400        1,563,482                 $18,794
Swedish Krona settling 11/30/07       10,497,000        1,651,287                     6,711
Sell Contracts:
Euro settling 11/30/07                             (949,300)    (1,373,947)                   (5,902)
                                                                                                                              -------
                                                                                                                            $19,603
                                                                                                                         =======

      A summary of obligations under open futures contracts at October 31, 2007 is as follows:

                                                                                                                                                  Unrealized
                Expiration                              Base Contract                                                       Appreciation/
Position      Date         Contracts           Note/Bond                               Value                (Depreciation)
--------            ----             ---------                   ---------                                   -----                      --------------
  Short       12/2007          (277)             U.S. Long Bond                    $(31,188,469)             $(298,096)
  Short       12/2007          (888)         U.S. 5 Yr Treasury Note          $(95,321,250)               (450,092)
                                                                                                                                                       ---------
                                                                                                                                                   $(748,188)
                                                                                                                                                  =========

      As of October 31, 2007, the Fund had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

      At October 31, 2007, the Fund had the following open swap agreements:


                                                                                                                                                 Amount Due
                 Notional                                                                                                              from (to) Broker
                  Amount                                         Description                                                        at Value
                       ------                                              -----------                                                             --------
GBP           13,600,000        Agreement with JP Morgan terminating 08/03/12 to
                                             pay  a fixed rate of 6.055% interest and receive
                                             the  6 months LIBOR paid semi-annually.                             $  (522,599)
JPY         933,600,000         Agreement with JP Morgan terminating 03/13/12 to
                                             receive a fixed rate of 1.295% interest and pay
                                             the  6 months Yen LIBOR paid semi-annually.                            18,626
SEK        109,260,000         Agreement with Goldman Sachs terminating
                                             03/13/12  to receive a fixed rate of 4.1175%
                                             interest and pay the  3 months STIBOR paid
                                             quarterly.                                                                                        (414,030)
CHF            5,200,000         Agreement with Goldman Sachs terminating
                                             08/07/12  to receive a fixed rate of 3.348%
                                             interest and pay the  6 months LIBOR paid
                                             semi-annually.                                                                                   45,748
CHF            7,280,000         Agreement with Goldman Sachs terminating
                                             10/05/12  to receive a fixed rate of 3.1525%
                                             interest and pay the  6 months LIBOR paid
                                             semi-annually.                                                                                     9,419
NZD            6,300,000        Agreement with JP Morgan terminating 08/07/12 to
                                             pay  a fixed rate of 8.070% interest and receive
                                             the 3 months  Bank Bill rate paid quarterly.                                  24,679


   The accompanying notes are an integral part of these financial statements.

                                                                                                                                                                   10

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars unless otherwise noted)


                                                                                                                                                 Amount Due
                 Notional                                                                                                              from (to) Broker
                  Amount                                         Description                                                        at Value
                       ------                                              -----------                                                             --------
                  23,080,000         Agreement with JP Morgan terminating 08/21/10 to
                                             receive a fixed rate of 4.8875% interest and pay
                                             the  3 months LIBOR paid quarterly.                                     $   156,944
                   4,300,000          Agreement with JP Morgan to receive 0.370%
                                             interest  in exchange for providing protection
                                             against default on  a bond from Lehman Brothers
                                             Holdings, Inc.                                                                                (109,337)
               105,000,000          Agreement with Lehman Brothers terminating
                                             10/19/11  to receive a fixed rate of 5.176%
                                             interest and pay the  3 months LIBOR paid
                                             quarterly.                                                                                      1,669,500
                   8,000,000          Agreement with Goldman Sachs terminating
                                             06/20/14  to pay 2.120% interest in exchange for
                                             receiving  7 years protection against default on
                                             a bond from  SLMA Corporation.                                                 62,245
                   5,000,000          Agreement with Goldman Sachs terminating 08/04/16 to
                                             receive a fixed rate of 3.017% interest and pay the
                                             United Kingdom Retail Price
                                             Index.                                                                                              (247,857)
                 34,500,000          Agreement with JP Morgan to receive 0.350%
                                             interest  in exchange for providing protection
                                             against default  on an index of 125 North
                                             American Investment Grade  Corporate Entities.                    (407,443)
                    7,000,000         Agreement with JP Morgan to pay 0.500% interest
                                             in exchange for receiving protection against
                                             default  on a bond from Waste Management, Inc.                    (67,857)
                   4,300,000          Agreement with JP Morgan to receive 0.280%
                                             interest  in exchange for providing protection
                                             against default  on a bond from Morgan Stanley.                     (67,938)
                      850,000          Agreement with Lehman Brothers to pay 0.510%
                                             interest  in exchange for receiving protection
                                             against default  on a bond from Century Tel., Inc.                      (3,005)
                      850,000          Agreement with Lehman Brothers to pay 0.560%
                                             interest  in exchange for receiving protection
                                             against default  on a bond from Murphy Oil
                                             Corporation.                                                                                          (632)
                      850,000          Agreement with Lehman Brothers to pay 0.370%
                                             interest  in exchange for receiving protection
                                             against default  on a bond from Marriot
                                             International, Inc.                                                                              (2,378)
                   4,300,000          Agreement with Lehman Brothers to receive 0.390%
                                              interest in exchange for providing protection
                                              against  default on a bond issued by Bear Stearns
                                              Companies, Inc.                                                                            (108,062)
                   4,300,000          Agreement with Goldman Sachs to receive 1.545%
                                             interest  in exchange for providing protection
                                             against default  on a bond issued by Bear Stearns
                                             Companies, Inc.                                                                               (81,766)


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2007                                                                               11

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars unless otherwise noted)


                                                                                                                                                 Amount Due
                 Notional                                                                                                              from (to) Broker
                  Amount                                         Description                                                        at Value
                       ------                                              -----------                                                             --------
                 30,000,000          Agreement with JP Morgan terminating 02/01/08 to
                                             receive the Lehman CMBS AAA 8.5+ Year Component Index
                                             or pay the Lehman CMBS AAA 8.5+ Year Component Index
                                             based on the change in the index from the previous
                                             Index Fixing Date to the current Index Fixing Date.             $  (300,258)
                   1,500,000          Agreement with Lehman Brothers terminating
                                             12/20/12 to  pay 0.490%  interest and receive
                                             protection against default  on a bond issued by
                                             Whirlpool Corporation.                                                                        672
                   5,350,000          Agreement with Lehman Brothers to pay 0.155%
                                             interest  in exchange for receiving protection
                                             against default on a  bond issued by Citigroup, Inc.                 73,715
                   5,350,000          Agreement with Lehman Brothers to pay 0.160%
                                             interest  in exchange for receiving protection
                                             against default on a  bond issued by Wachovia
                                             Corporation.                                                                                      76,949
                   4,300,000          Agreement with Lehman Brothers to receive 0.640%
                                             interest in exchange for providing protection
                                             against  default on a bond issued by Countrywide
                                             Financial Corp.                                                                               (494,521)
                   4,300,000          Agreement with Lehman Brothers to receive 0.280%
                                             interest in exchange for providing protection
                                             against  default on a bond issued by Goldman
                                             Sachs Group, Inc.                                                                           (46,758)
                   5,350,000         Agreement with Lehman Brothers to pay 0.160%
                                            interest  in exchange for receiving protection
                                            against default  on a bond issued by Bank of
                                           America Corporation.                                                                        46,140
                   5,350,000        Agreement with Lehman Brothers to pay 0.165%
                                            interest  in exchange for receiving protection
                                            against default on  a bond issued by American
                                            Express Company.                                                                            48,480
                                                                                                                                                       -----------
                                                                                                                                                  $  (641,324)
                                                                                                                                                   ========
                          LIBOR - London Interbank Offered Rate
                          STIBOR - Stockholm Interbank Offered Rate


As of October 31, 2007, the Fund had segregated sufficient cash to cover any accrued but unpaid net amounts owed to a swap counterparty.

Currency Abbreviations:
BRL -  Brazilian Real
CHF -  Swiss Franc
EUR -  Euro
GBP -  British Pound
JPY -   Japanese Yen
NZD - New Zealand Dollar
SEK -  Swedish Krona

   The accompanying notes are an integral part of these financial statements.

                                                                                                                                                                    12

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007

ASSETS:
   Investments in securities, at value
     (identified cost $333,758,128) ...........................                   $ 339,336,527

   Cash .......................................................                                            172,256
   Foreign currency at value (identified cost $1,401) .........                    835
   Segregated cash ............................................                               6,261,464
   Receivables for:
     Investments sold .........................................                               2,332,102
     Interest and other receivables ...........................                       2,664,545
     Unrealized appreciation of forward
       foreign exchange currency contracts ....................                     25,505
     Capital stock sold .......................................                                     43,709
                                                                                                         -------------
       Total Assets ...........................................                               350,836,943
                                                                                                         -------------
LIABILITIES:
   Reverse repurchase agreements, at fair value ...............         70,206,078
   Payables for:
     Investments purchased ....................................                             304,978
     Unrealized depreciation of forward foreign
       exchange currency contract .............................                              5,902
     Capital stock redeemed ...................................                              681,437
     Variation margin on futures contracts ....................                    752,518
     Swap Agreements ..........................................                               641,324
     Investment advisory fees .................................                            129,689
     Shareholder servicing fees ...............................                              91,767
     Swap premium payable .....................................                              61,632
     Administrative fees ......................................                                   51,875
     Professional fees ........................................                                     37,492
     Board of Trustees' fees ..................................                                   1,955
     Dividends payable ........................................                                        281
     Custody and accounting fees ..............................                          40,137
     Accrued expenses and other liabilities ...................                      35,033
                                                                                                          -------------
       Total Liabilities ......................................                                  73,052,098
                                                                                                          -------------
NET ASSETS ....................................................                         $ 277,784,845
                                                                                                    ==========
Net Assets Consist of:
   Par value ..................................................                                $          27,309
   Paid-in capital ............................................                                310,361,428
   Undistributed net investment income ........................                  548,620
   Accumulated net realized loss on investments,
     foreign exchange transactions
     and futures contracts ....................................                         (37,941,204)
   Net unrealized appreciation on investments,
     foreign currency translations
     and futures contracts ....................................                             4,788,692
                                                                                                         -------------
Net Assets ....................................................                             $ 277,784,845
                                                                                                    ==========
CLASS N SHARES NET ASSET VALUE
   ($199,412,622 / 19,628,081 shares outstanding) .............               $10.16
                                                                                                               =====
CLASS I SHARES NET ASSET VALUE
   ($78,372,224 / 7,680,864 shares outstanding) ...............                 $10.20
                                                                                                               =====

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2007                                                                              13

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended October 31, 2007

NET INVESTMENT INCOME:
   Income:
     Interest and other income (net of
       withholding taxes of $54,939) ............................                    $ 14,962,007
                                                                                                               ------------
       Total Income .............................................                                  14,962,007
                                                                                                                ------------
   Expenses:
     Investment advisory fees ...................................                              922,318
     Shareholder servicing fees .................................                              664,915
     Administrative fees ........................................                                   368,927
     Custody and accounting fees ................................                         410,727
     Professional fees ..........................................                                        33,491
     Board of Trustees' fees ....................................                                   54,151
     Distribution fees ..........................................                                          8,367
     Miscellaneous expenses .....................................                             342,120
                                                                                                              ------------
       Total Expenses ...........................................                                  2,805,016
       Expense offset arrangement ...............................                            (25,403)
                                                                                                             ------------
       Net Expenses .............................................                                   2,779,613
                                                                                                              ------------
   Net Investment Income ........................................                         12,182,394
                                                                                                              ------------

NET REALIZED AND UNREALIZED LOSS:
   Net realized loss on investments,
     futures contracts and swap agreements ......................           (11,228,543)
   Net realized gain on foreign exchange transactions ...........           372,110
                                                                                                              ------------
     Net realized loss ..........................................                                (10,856,433)
                                                                                                              ------------
   Net change in unrealized appreciation on investments
     and futures contracts ......................................                              2,338,112
   Net change in unrealized appreciation on foreign currency
     translations ...............................................                                         473,717
                                                                                                              ------------
     Net change in unrealized appreciation ......................                  2,811,829
                                                                                                              ------------
       Net Realized and Unrealized Loss .........................                  (8,044,604)
                                                                                                              ------------
   Net Increase in Net Assets Resulting
     from Operations ............................................                              $  4,137,790
                                                                                                          =========

   The accompanying notes are an integral part of these financial statements.

                                                                                                                                                                   14

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE YEARS ENDED OCTOBER 31,
                                                                                            -------------------------------
                                                                                             2007                          2006
                                                                                        --------------               --------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income .......................                $  12,182,394              $  27,824,113
     Net realized loss on investments,
       foreign exchange transactions,
       futures contracts and swap agreements .....      (10,856,433)               (24,821,985)
     Net change in unrealized appreciation
       on investments, foreign currency
       translations and futures contracts ........                2,811,829                   6,010,214
                                                                                        -------------                   -------------
     Net increase in net assets resulting
       from operations ...........................                            4,137,790                     9,012,342
                                                                                        -------------                   -------------
   Dividends and distributions declared:
     From net investment income:
     Class N .....................................                                 (8,170,933)                (20,521,653)
     Class I .....................................                                   (3,702,005)                  (5,398,134)
     Class A .....................................                                        (2,183)                     (426,749)
     From net realized gains
     Class N .....................................                                         --                        (13,272,455)
     Class I .....................................                                           --                          (2,627,706)
     Class A .....................................                                         --                             (256,379)
                                                                                         -------------                  -------------
       Total dividends and distributions
         declared ................................                                (11,875,121)               (42,503,076)
                                                                                        -------------                   -------------
   Capital stock transactions:
     Net proceeds from sales of capital stock ....         37,895,788                109,930,850
     Net asset value of capital stock
       issued to shareholders for reinvestment
       of dividends and distributions ............                  9,269,309                 38,146,957
     Net cost of capital stock redeemed ..........          (245,269,850)            (226,179,019)
                                                                                        -------------                 -------------
       Net decrease in net assets resulting from
         capital stock transactions ..............                  198,104,753)               (78,101,212)
                                                                                        -------------                 -------------
       Total decrease in net assets ..............               (205,842,084)             (111,591,946)
NET ASSETS:
   Beginning of year .............................                       483,626,929                595,218,875
                                                                                       -------------                  -------------
   End of year (including undistributed
     net investment income of $548,620
     and $711,516, respectively) .................              $ 277,784,845             $ 483,626,929
                                                                                     =========               =========

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2007                                                                               15

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS(1)
For the year ended October 31, 2007

INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
Net increase in net assets from operations ..................          $         4,137,790
Adjustments:
Purchase of portfolio investments ...........................                  (1,158,364,811)
Sales of portfolio investments ..............................                        1,319,654,781
Sales of short-term investment securities, net ..............                  24,300,000
Decrease in foreign currency at value .......................                             16,153
Decrease in receivable for swap agreements ..................                     556,943
Decrease in interest and other receivables ..................                        746,055
Increase in segregated cash .................................                             (6,261,464)
Decrease in appreciation of forward foreign
   exchange currency contracts ..............................                           19,958,999
Decrease in depreciation of forward foreign
   exchange currency contracts ..............................                          (20,070,106)
Decrease in variation margin payable ........................                          (270,502)
Increase in swap premium payable ............................                             61,632
Increase in payable for swap agreements .....................                       641,324
Decrease in accrued expenses and other liabilities ..........                   (23,188)
Net realized loss on investments, futures contracts
   and swap agreements ......................................                                11,228,543
Net realized gain on foreign exchange transactions ..........                (372,110)
Net change in unrealized depreciation of investments
   and foreign currency denominated assets
   and liabilities ..........................................                                            (2,811,829)
Accretion of bond discount and amortization
   of bond premium ..........................................                                        (325,340)
Effect of exchange rate on cash .............................                           12,815,181
                                                                                                            ---------------
Net increase in cash from operating activities ..............                205,618,051
                                                                                                            ---------------
Financing Activities:(2)
Proceeds from shares sold ...................................                             37,947,357
Payment on shares redeemed ..................................                      (245,706,541)
Increase in reverse repo ....................................                                  4,312,328
Cash dividends paid .........................................                                  (2,605,857)
                                                                                                            ---------------
Net decrease in cash from financing activities ..............             (206,052,713)
                                                                                                            ---------------
Net decrease in cash ........................................                                      (434,662)
                                                                                                            ---------------
Cash at the beginning of the period: ........................               $           606,918
                                                                                                            ---------------
Cash at end of period .......................................                          $           172,256
                                                                                                            =========

----------

(1)   This statement of cash flows is presented as the Fund's investment in reverse repurchase agreements is 13.50% of average net assets for the year ended October 31, 2007. Reverse repurchase agreements constitute debt in accordance with accounting principles generally accepted in the United
      States of America. For discussion of reverse repurchase agreements, see footnote D on page 20.

(2)   Non-cash financing activities included herein consist of reinvestment of distributions of $9,269,309.

   The accompanying notes are an integral part of these financial statements.

                                                                                                                                                                   16

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year


                                                                                                               For the years ended October 31,
                                                                                                    -----------------------------------------------------------
                                                                                                2007            2006           2005           2004           2003
                                                                                                ------            ------           ------           ------           ------
Net asset value, beginning of year .................                $10.39          $11.00       $11.32         $11.32         $10.89
                                                                                                 ------            ------           ------           ------          ------
Income from investment operations:
  Net investment income(1)........................                         0.32              0.52            0.46             0.38            0.35
  Net realized and unrealized gain (loss) ..........                 (0.19)           (0.31)         (0.14)            0.45             0.71
                                                                                                ------             ------            ------           ------           ------
    Total income from investment operations                    0.13              0.21            0.32            0.83            1.06
                                                                                               ------             ------            ------            ------           ------
Less dividends and distributions:
  From net investment income .......................                     (0.36)           (0.52)          (0.45)         (0.40)          (0.33)
  From net realized gains. .........................                              --               (0.30)          (0.19)         (0.43)          (0.30)
                                                                                               ------             ------            ------            ------           ------
    Total dividends and distributions.                               (0.36)          (0.82)          (0.64)          (0.83)          (0.63)
                                                                                               ------             ------            ------            ------           ------
Net asset value, end of year .......................                     $10.16         $10.39         $11.00         $11.32        $11.32
                                                                                         ======        ======       ======     ======    ======
Total return .......................................                                  1.30%          1.91%         2.91%         7.77%       10.05%
Ratios/Supplemental data:
  Net assets, end of year (in millions) ............                 $200            $357            $489            $373           $380
  Expenses as a percentage of average net assets ...     0.83%(2)     0.71%(2)     0.71%(2)    0.72%(2)    0.67%(2),(3)
  Ratio of net investment income to
    average net assets .............................                            3.16%          4.97%          4.10%        3.43%        3.43%
  Portfolio turnover rate. .........................                            268%           496%(4)      572%         553%         393%

----------
(1)   Calculated using average shares outstanding for the year.

(2)   The ratio of expenses to average net assets for the years ended October 31, 2007, 2006, 2005, 2004 and
      2003 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.84%, 0.71%, 0.71%, 0.72% and 0.67%, respectively.

(3)   Had the expense payment agreement which terminated on July 31, 2003 not been in place, the ratio of expenses to
      average net assets would have been as follows:    N/A           N/A          N/A          N/A         0.72%

(4)   Prior year amount has been restated to align disclosure with current year presentation.


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2007                                                                               17

--------------------------------------------------------------------------------
BBH REAL RETURN FUND
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each year


                                                                                                               For the years ended October 31,
                                                                                                    -----------------------------------------------------------
                                                                                                2007            2006           2005           2004           2003
                                                                                                ------            ------           ------           ------           ------
Net asset value, beginning of year ..................              $10.42          $11.03        $11.33         $11.34        $10..90
                                                                                                ------            ------           ------           ------           ------
Income from investment operations:
  Net investment income(1) ..........................                       0.39              0.56            0.49             0.43            0.38
  Net realized and unrealized gain (loss) ...........               (0.24)           (0.34)          (0.12)            0.41           0.72
                                                                                               ------            ------            ------           ------           ------
    Total income (loss) from investment operations        0.15             0.22             0.37             0.84           1.10
                                                                                               ------            ------            ------           ------           ------
Less dividends and distributions:
  From net investment income ........................                    (0.37)          (0.53)          (0.48)          (0.42)         (0.36)
  From net realized gains ...........................                              --             (0.30)           (0.19)         (0.43)         (0.30)
                                                                                               ------            ------            ------           ------           ------
    Total dividends and distributions..............                 (0.37)           (0.83)          (0.67)          (0.85)        (0.66)
                                                                                               ------            ------            ------           ------           ------
Net asset value, end of year ........................                    $10.20          $10.42        $11.03         $11.33      $11.34
                                                                                          ======         =====         ====         =====      =====
Total return ........................................                                   1.53%           2.11%         3.30%         7.99%     10.27%
Ratios/Supplemental data:
  Net assets, end of year (in millions) .............                    $78             $120              $96             $83            $55
  Expenses as a percentage of average
    net assets ......................................                                    0.58%(2)       ...46%(2)      0.46%(2)    0.47%(2)   0.42%(2),(3)
  Ratio of net investment income to
    average net assets ..............................                             3.76%           5.36%          4.33%        3.78%       3.16%
  Portfolio turnover rate ...........................                             268%            496%(4)      572%         553%        393%

----------
(1)   Calculated using average shares outstanding for the year.

(2)   The ratio of expenses to average net assets for the years ended October 31, 2007, 2006, 2005, 2004 and
      2003 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.59%. 0.45%, 0.46%, 0.46%, and 0.42%, respectively.

(3)   Had the expense payment agreement which terminated on July 31, 2003 not been in place, the ratio of expenses
      to average net assets would have been as follows:       N/A             N/A             N/A          N/A         0.47%

(4)   Prior year amount has been restated to align disclosure with current year presentation.

   The accompanying notes are an integral part of these financial statements.


                                                                                                                                                                    18
BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2007

1.    Organization  and Significant  Accounting  Policies.  BBH Real Return Fund
      (the  "Fund")  (formerly  BBH  Inflation-Indexed   Fund)  is  a  separate,
      diversified  series of BBH Trust (the "Trust"),  which is registered under the Investment  Company Act of 1940, as amended as an open-end  management investment company.  The Trust was originally  organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and  re-organized as a  Delaware  statutory  trust on June  12,  2007.  The  Fund  commenced
      operations  on  July  23,  1992.  On  February  20,  2001,   the  Trustees
      reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class I commenced  operations on August 16, 2001. Class N and Class I have different operating expenses.
      Class N and Class I shares do not  convert to any other class of the Fund.
      All  shares  of Class A were  redeemed  on April 2, 2007 and the Class was closed. At October 31, 2007, there were seven series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles  generally  accepted  in the United  States of  America,  which require  management to make certain  estimates and assumptions at the date of the  financial  statements  and are based,  in part,  on the  following accounting policies. Actual results could differ from those estimates.

      A.    Valuation of Investments.  Bonds and other fixed income  securities, including restricted  securities (other than short-term  obligations but  including  listed  issues)  are valued at their most recent bid prices (sales price if the  principal  market is an exchange) in the principal  market in which such securities are normally  traded,  on the basis of valuations furnished by a pricing service, use of which has been approved by the Trustees.  In making such  valuations,  the
            pricing  service  utilizes  both   dealer-supplied   valuations  and
            electronic  data  processing  techniques  which  take  into  account appropriate  factors such as  institutional-size  trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue,  trading  characteristics  and  other  market  data,  without
            exclusive    reliance    upon   quoted   prices   or   exchange   or
            over-the-counter  prices,  since such  valuations  are  believed  to reflect more accurately the fair value of such securities.

            Securities  or other  assets  for which  market  quotations  are not readily  available  are  valued  at fair  value in  accordance  with procedures  established  by and under the  general  supervision  and
            responsibility   of  the  Trust's  Board  of  Trustees.   Short-term
            investments  which mature in 60 days or less are valued at amortized cost  if  their  original  maturity  was  60  days  or  less,  or by amortizing  their value on the 61st day prior to maturity,  if their original  maturity  when acquired by the Fund was more than 60 days, unless  this  is  determined  not to  represent  fair  value  by the
            Trustees.

      B.    Accounting for Investments and Income.  Investment  transactions are accounted for on the trade date.  Realized gains and losses, if any,
            from  investment   transactions  are  determined  on  the  basis  of
            identified  cost.  Interest  income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium  amortization on the investments of the
            Fund.  Investment  income is recorded net of foreign taxes  withheld where  recovery of such tax is uncertain.  Debt  obligations  may be placed on  non-accrual  status and  related  interest  income may be reduced  by  ceasing  current  accruals  and  writing  off  interest receivable  when the  collection of all or a portion of interest has become  doubtful  based on  constantly  applied  procedures.  A debt obligation  is  removed  from  non-accrual  status  when the  issuer resumes  interest  payments  or when  collectibility  of interest is reasonably assured.

FINANCIAL STATEMENT  OCTOBER 31, 2007                                                                                19

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2007

      C.    Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal  Reserve  Bank of New York.  Repurchase  agreements  are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually  agreed upon time and price. The repurchase  price exceeds the sale price,  reflecting the Fund's return on the  transaction  or  effectively  the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying  security.  The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the
            Investment Adviser.  The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase  agreements.  The
            Investment  Adviser or  sub-custodian  will monitor the value of the underlying  security  each  day to  ensure  that  the  value  of the security always equals or exceeds the repurchase  price.  Repurchase agreements  are subject to credit  risks.  At October 31, 2007,  the
            Fund had no open repurchase agreements.

      D.    Reverse  Repurchase  Agreements:  The Fund may  enter  into  reverse repurchase  agreements  with  primary  dealers  of  U.S.  Government
            Obligations  as designated by the Federal  Reserve Bank of New York.
            Interest on the value of reverse  repurchase  agreements  issued and outstanding  is based upon  competitive  market rates at the time of issuance.  At the time the Fund  enters  into a  reverse  repurchase agreement,  it establishes  and maintains a segregated  account with the lender  containing  liquid high grade securities  having a value not less than the repurchase price,  including accrued interest,  of the reverse  repurchase  agreement.  Information  regarding  reverse repurchase  agreements is included in the Portfolio of  Investments.
            Reverse  repurchase  agreements  constitute debt. For the year ended
            October 31, 2007, the ratio of the Fund's  average debt  outstanding
            (including reverse repurchase  agreements) to average net assets was
            13.67%.

      E.    Forward Foreign Currency Exchange Contracts. The Fund may enter into
            forward  foreign  currency  exchange   contracts   ("Contracts")  in
            connection with planned purchases or sales of securities or to hedge the U.S.  dollar  value of  portfolio  securities  denominated  in a particular currency.  The Fund has to hedge the U.S. dollar value of portfolio securities  denominated in a particular currency. The Fund has no specific  limitation on the percentage of assets which may be committed to these types of Contracts.  The Fund could be exposed to risks if the  counterparties to the Contracts are unable to meet the terms of their  Contracts  or if the value of the  foreign  currency changes  unfavorably.  The U.S.  dollar  values of foreign  currency
            underlying  all  contractual   commitments  held  by  the  Fund  are
            determined  using  forward  currency  exchange  rates  supplied by a quotation service.  Information  regarding forward currency exchange contracts is included at the end of the Portfolio of Investments.

      F.    Swap Agreements.  The Fund may enter into swap agreements. A swap is an exchange of cash payments  based on a notional  principal  amount between  the Fund and  another  party  which is based on a  specific financial index.  These  transactions are entered into in an attempt to obtain a particular return when it is considered  desirable to do so,  possibly  at a lower  cost to the  Fund  than if the  Fund  had invested directly in an instrument that yielded that desired return.
            Cash payments are  exchanged at specified  intervals and recorded in the  Statement  of  Operations  as realized  gains and  losses.  The expected  income or expense is  recorded  on an accrual  basis.  The value of the  swap is  adjusted  daily  and the  change  in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential  inability of counter  parties  to meet  the  terms  of  their  contract  and from unanticipated  changes in the value of the financial  index on which the swap agreement is based. Risks

                                                                                                                                                                    20

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2007

            may  exceed  amounts  recognized  on the  Statement  of  Assets  and
            Liabilities. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest and foreign  exchange  rate  fluctuations.  For non-hedging  purposes,  the Fund may use swaps to take a position on anticipated changes in the underlying  financial index.  Information regarding swap agreements is included at the end of the Portfolio of
            Investments.

      G.    Financial  Futures  Contracts.  The Fund may enter into open futures contracts in order to hedge against  anticipated  future  changes in interest rates which  otherwise  might either  adversely  affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the  investment  the Fund has in a particular  contract and does not necessarily  represent  the  amounts  potentially  subject  to risk.
            Trading in futures contracts involves,  to varying degrees,  risk of loss in excess of any  futures  variation  margin  reflected  in the
            Statement  of  Assets  and  Liabilities.  The  measurement  of  risk associated  with  futures  contracts  is  meaningful  only  when all related and offsetting transactions are considered. Gains and losses
            are  realized  upon  the   expiration  or  closing  of  the  futures
            contracts.  Futures  contracts  held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.
            Information  regarding  futures  contracts is included at the end of the Portfolio of Investments.

      H.    Rule 144A Securities.  The Fund may purchase securities that are not registered  under the 1933 Act,  but that can be sold to  "qualified institutional  buyers" in accordance with the requirements stated in
            Rule 144A  under the 1933 Act (Rule  144A  Securities).  A Rule 144A
            Security may be considered illiquid and therefore subject to the 15%
            limitation  on the  purchase  of illiquid  securities,  unless it is determined  on an ongoing  basis  that an  adequate  trading  market exists for the security.  Guidelines have been adopted and the daily function  of  determining  and  monitoring  liquidity  of Rule  144A
            Securities  has  been  delegated  to  the  Investment  Adviser.  All relevant  factors will be considered in determining the liquidity of
            Rule 144A  Securities and all  investments  in Rule 144A  Securities
            will  be  carefully  monitored.   Information  regarding  Rule  144A
            securities is included at the end of the Portfolio of Investments.

      I.    Inflation-Adjusted  Debt Securities.  The Fund generally  invests in inflation-adjusted  debt securities issued by the U.S. Treasury. The
            Fund may also invest in inflation-adjusted debt securities issued by
            U.S. Government agencies and  instrumentalities  other than the U.S.
            Treasury and by other entities such as U.S. and foreign corporations
            and  foreign   governments.   The  principal  value  of  these  debt
            securities  is adjusted  by  references  to changes in the  Consumer
            Price  Index  or  another  general  price  wage  index.  These  debt securities  typically  pay a fixed rate of interest,  but this fixed rate is  applied to the  inflation-adjusted  principal  amount.  The principal  paid at maturity of the debt security is typically  equal to  the  inflation-adjusted  principal  amount,  or  the  security's
            original   par   value,    whichever   is   greater.   Other   types
            inflation-adjusted  securities  may use other  methods to adjust for other measures of inflation.

      J.    Securities  Lending.  The Fund may lend its portfolio  securities to broker-dealers, qualified banks and certain institutional investors.
            The loans are secured by  collateral  in an amount equal to at least the  market  value at all times of the  loaned  securities  plus any accrued  interest and dividends.  During the time the securities are on loan,  the  Fund  will  continue  to  receive  the  interest  and dividends or amounts  equivalent  thereto,  on the loaned securities while  receiving a fee from the borrower or earning  interest on the investment of the cash collateral.  Loans are subject to termination at the option of the borrower or the Fund.  Upon  termination of the loan, the borrower will return to the

FINANCIAL STATEMENT  OCTOBER 31, 2007                                                                               21


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2007

            lender securities  identical to the loaned securities.  The Fund may pay  reasonable  finders',  administrative  and  custodial  fees  in connection  with a loan of its securities and may share the interest earned on the collateral with the borrower.  The Fund bears the risk of delay in recovery  of, or even loss of rights in, the  securities loaned should the borrower of the securities fail financially. There were no securities on loan as of October 31, 2007.

      K.    Federal  Income Taxes.  It is the Trust's  policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated  investment companies and to distribute all of its taxable income to its  shareholders.  Accordingly,  no  federal  income  tax provision is required.  The Fund files a tax return  annually  using tax accounting  methods  required under provisions of the Code which may differ  from  accounting  principles  generally  accepted in the
            United  States  of  America,  the  basis  on which  these  financial statements are prepared.

            Accordingly,  the amount of net  investment  income and net realized gain  reported on these  financial  statements  may differ from that reported  on  the  Fund's  tax  return  due to  certain  book-to-tax differences such as losses deferred due to "wash sale"  transactions and utilization of capital loss carryforwards. These differences may result  in  temporary  over-distributions  for  financial  statement
            purposes  and  are   classified  as   distributions   in  excess  of
            accumulated  net  investment  income or net  realized  gains.  These distributions  do not  constitute  a return  of  capital.  Permanent
            differences  are   reclassified  on  the  statement  of  assets  and
            liabilities  based  upon  their  tax  classification.  As such,  the character of distributions to shareholders reported in the Financial
            Highlights  table may differ from that reported to  shareholders  on
            Form 1099-DIV.

      L.    Dividends   and   Distributions   to   Shareholders.   Dividends  to
            shareholders  from  net  investment  income  are  declared  and paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally paid and declared  annually and are  recorded on the  ex-dividend  date.  The tax  character  of distributions  paid during the fiscal  years ended  October 31, 2007 and 2006, respectively, were as follows:

                                                                Distribution paid from:
                                --------------------------------------------------------------------------------
                                                     Net                 Total                                             Total
                    Ordinary             long term          taxable           Tax return       distributions
                      income           capital gain    distributions       of capital               paid
                      --------                 ------------        -------------           ----------           -------------

2007:        $11,875,121            $       --             $11,875,121               --              $11,875,121
2006:          34,781,656               7,721,420       42,503,076                --                42,503,076

      As  of  October  31,  2007  and  2006,  respectively,  the  components  of accumulated earnings/(deficit) on a tax basis were as follows:

                                                                   Components of accumulated earnings/(deficit):
                                                 --------------------------------------------------------------------------------

                                                                                                                                                                     Total
                     Undistributed   Undistributed                             Accumulated         Unrealized          accumulated
                        ordinary            long-term       Accumulated      capital and           appreciation/         earnings/
                         income           capital gains        earnings          other losses        (depreciation)         (deficit)
                         -------------          --------------         -----------            -------------           --------------            -----------
2007:                 $ 16,823                     --               $   16,823         $(37,249,081)          $4,138,089       $(33,094,169)
2006:                  620,012                     --                  620,012           (26,897,710)            1,041,491         (25,236,207)


                                                                                                                                                                   22

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2007

            The  Fund  had a net  capital  loss  carryforward  of  approximately
            $37,249,081 which expires as follows:

                             Expiration date        Amount
                                ---------------           -----------
                                10/31/2014         $26,897,710
                                10/31/2015           10,351,371
                                                                 -----------
                                                            $37,249,081
                                                           =========

            Total distributions paid may differ from the Statement of Changes in
            Net Assets because, for tax purposes,  dividends are recognized when actually paid.

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation)  is  attributable  primarily  to the tax deferral of losses on wash sales,  forward currency contracts marked to market and futures marked to market.

            To the  extent  future  capital  gains are  offset by  capital  loss carryforwards, such gains will not be distributed.

      M.    Accounting   Developments.   In  June  2006,   Financial  Accounting
            Standards Board Interpretation No. 48, Accounting for Uncertainty in
            Income Taxes - an  interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years  beginning  after  December
            15,  2006.  FIN 48 sets forth a threshold  for  financial  statement recognition,  measurement  and disclosure of a tax position taken or expected to be taken on a tax return.  While not  expected to have a material impact on the Fund's financial statements,  management will be evaluating  the impact,  if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

            In September 2006,  Statement of Financial  Accounting Standards No.
            157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value,  establishes a framework  for  measuring  fair value and expands  disclosures  about fair value  measurements.  Management is currently  evaluating the  implication of SFAS 157. At this time its
            impact  on  the  Fund's  financial   statements  has  not  yet  been
            determined.

2.    Transactions with Affiliates.

      Advisory  and  Administrative  Fees.  Effective  June  12,  2007,  under a
      combined  Investment   Advisory  and  Administrative   Services  Agreement
      ("Agreement")  with the  Trust,  Brown  Brothers  Harriman  & Co.  ("BBH")
      provides  investment advice,  and portfolio  management and administrative services  to the  Fund.  BBH  receives  a  combined  fee from the Fund for advisory and administrative  services calculated daily and paid monthly at an annual rate equivalent to 0.35% of the fund's average daily net assets.
      Prior to June 12,  2007,  under a separate  agreement  that  covered  only advisory fees, BBH received a fee from the Fund calculated  daily and paid monthly at an annual rate of 0.25% of the Fund's  average daily net assets and Brown  Brothers  Harriman Trust  Company,  LLC  ("BBHTC"),  the Fund's
      administrator, under a separate agreement that covered only administrative services,  received a fee from the Fund calculated  daily and paid monthly at an annual  rate  equivalent  to 0.10% of the Fund's  average  daily net assets.  BBH has a  sub-administration  services  agreement with Federated
      Services Company ("FSC") for which FSC receives  compensation paid by BBH.
      For the year ended  October 31, 2007,  the Fund  incurred  $1,291,245  for advisory and administrative services.

FINANCIAL STATEMENT  OCTOBER 31, 2007                                                                              23

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2007

      Shareholder   Servicing  Fees.  The  Trust  has  a  shareholder  servicing agreement  with BBH for which BBH receives a fee from the Fund  calculated daily and paid  monthly at an annual  rate of 0.25% of Class N shares' and
      Class A shares'  average daily net assets.  For the year ended October 31,
      2007, the Fund incurred $664,915 for shareholder servicing fees.

      Custody and  Accounting  Fees. BBH acts as a custodian and shall receive a custody  and  accounting  fee  from  the Fund  calculated  daily  and paid monthly.  BBH holds all cash and  investments and calculates the daily net asset  value.  The custody fee is a  transaction  based fee with an annual minimum of $30,000,  and the  accounting  fee is  calculated  at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next
      $400 million of net assets and 0.01% per annum on all net assets over $500 million.  For the year ended October 31, 2007, the Fund incurred  $410,727 for custody and accounting services. These fees were reduced by $25,403 as a result of an expense offset  arrangement with the Fund's  custodian.  In the event that the Fund is  overdrawn,  under the custody  agreement  with
      BBH,  BBH will  make  overnight  loans  to the  Fund to cover  overdrafts.
      Pursuant to their  agreement the Fund will pay the Federal Funds overnight investment  rate on the day of overdraft.  The total  interest paid by the
      Fund for the year ended October 31, 2007 was $136,216.

      Securities  Lending Fees. The Trust has a security lending  agreement with
      BBH for which BBH receives a fee from the Fund for each  security  loaned.
      For the year  ended  October  31,  2007,  the Fund paid no fees to BBH for security lending services.

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2007, the Fund incurred $54,151 for these fees.

3.    Distribution  Plan.  The Fund has adopted a  distribution  plan  effective
      November 8, 2002,  pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which the Fund may pay selected financial  intermediaries a fee  calculated  daily and paid  monthly at an annual rate  equivalent  to
      0.30% of Class A shares'  average  daily net  assets.  For the year  ended
      October 31, 2007,  the Fund incurred  $8,365 for  distribution  fees.  All shares of Class A redeemed on April 2, 2007 and the Class was closed

      For the year ended  October 31,  2007,  the Fund paid no  front-end  sales loads from the sales of Class A shares were retained by Lincoln  Financial
      Advisors Corp., an affiliated broker-dealer of the Fund.

4.    Investment Transactions.  For the year ended October 31, 2007, the cost of purchases  and the proceeds of sales of investment  securities  other than
      short-term    investments   were    $1,151,003,936   and   $1,321,986,883,
      respectively.

                                                                                                                                                                    24

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2007

5.    Capital Stock. BBH Fund, Inc. was permitted to issue 2,500,000,000  shares of capital stock, par value $.001 per share, of which  277,777,778  shares were  classified  as Class N shares of the Fund,  277,777,778  shares were classified  as Class I shares  of the Fund  and  277,777,777  shares  were classified  as Class A shares of the  Fund.  The  Trust  offers  unlimited shares without par value.  Transactions in shares of capital stock were as follows:


                                                                              SHARES                                                          AMOUNT
                                                         For the years ended October 31,                 For the years ended October 31,
                                                                  -------------------------------                                  -------------------------------
                                                                       2007                2006                                      2007                    2006
                                                                   -----------          -----------                              -------------            -------------
Class N
Capital stock sold ..............                      2,888,008         6,288,489                         $  29,493,130       $  66,929,780
Capital stock issued
 in connection with
 re-investment
 of dividends ...................                            660,807         3,053,382                                6,701,988           32,308,931
Capital stock redeemed ..........            (18,326,328)     (19,387,653)                         (188,584,152)       (203,551,461)
                                                                   -----------          -----------                               -------------             -------------
Net decrease ....................                    (14,777,513)     (10,045,782)                       $(152,389,034)     $(104,312,750)
                                                               ========       ========                         ==========      ==========
Class I
Capital stock sold ..............                        805,791         3,997,872                            $   8,303,256       $  41,931,489
Capital stock issued
 in connection
 with re-investment
 of dividends ...................                           252,185            492,954                                 2,565,493             5,217,311
Capital stock redeemed ..........              (4,835,255)       (1,760,812)                            (49,614,918)        (18,390,572)
                                                                   -----------          -----------                                -------------           -------------
Net increase (decrease)                       (3,777,279)        2,730,014                           $ (38,746,169)     $  28,758,228
                                                               ========       ========                          ==========       =========
Class A
Capital stock sold ..............                            9,721             101,141                          $         99,402       $    1,069,581
Capital stock issued
 in connection
 with re-investment
 of dividends ...................                                 174                58,627                                       1,828                620,715
Capital stock redeemed ..........                 (675,171)          (402,225)                              (7,070,780)          (4,236,986)
                                                                   -----------          -----------                                -------------           -------------
Net decrease ....................                         (665,276)          (242,457)                         $   (6,969,550)     $   (2,546,690)
                                                                  =======         =======                            =========      ==========


FINANCIAL STATEMENT  OCTOBER 31, 2007                                                                       25

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION
October 31, 2007

Supplemental  Proxy  Information.  A  Special  Meeting  of BBH Fund,  Inc.  (the
"Corporation")  was held on May 23, 2007. On April 5, 2007,  the record date for shareholders  voting at the meeting,  there were 108,931,295  total  outstanding shares of the Corporation and 36,000,688 total outstanding shares of the Fund.

The following item was considered by  shareholders  of the  Corporation  and the result of their voting is listed below.  Unless  otherwise  noted the matter was approved.

Proposals:

(1)   To elect two Trustees of the Funds;

Samuel F. Pryor IV
      Shares voted affirmatively...........        89,470,872
      Shares voted negatively..............             283,884
      Shares abstaining....................                    19,777

H. Whitney Wagner
      Shares voted affirmatively...........        89,474,508
      Shares voted negatively..............             280,248
      Shares abstaining....................                    19,777

The  following  items were  considered by Fund  shareholders  and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

(2)   To approve a new combined investment advisory and administrative  services agreement for the Fund with the current investment adviser of the Fund;

      Shares voted affirmatively...........        15,619,816
      Shares voted negatively..............             338,776
      Shares abstaining....................                  189,962

(3)   To approve changes to the Fund's fundamental  investment policies in order to modernize  its  investment  restrictions  and  increase its  investment flexibility:

      (a)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            diversification;

            Shares voted affirmatively.....        15,592,195
            Shares voted negatively........             373,692
            Shares abstaining..............                   182,667

      (b)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            concentration;

            Shares voted affirmatively.....        15,572,613
            Shares voted negatively........             392,937
            Shares abstaining..............                  183,004

                                                                                                                                                                    26

BBH REAL RETURN FUND
--------------------------------------------------------------------------------

SUPPLEMENTAL PROXY INFORMATION (continued)
October 31, 2007

      (c)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            underwriting;

            Shares voted affirmatively.....        15,631,524
            Shares voted negatively........             305,557
            Shares abstaining..............                  211,473

      (d)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            investing in commodities;

            Shares voted affirmatively.....        15,409,201
            Shares voted negatively........             392,347
            Shares abstaining..............                  347,006

      (e)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            investing in real estate;

            Shares voted affirmatively.....        15,473,070
            Shares voted negatively........             335,641
            Shares abstaining..............                  339,843

      (f)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            borrowing money and issuing senior securities;

            Shares voted affirmatively.....        15,584,403
            Shares voted negatively........             362,182
            Shares abstaining..............                  201,969

      (g)   To amend the Fund's fundamental investment policy regarding lending;

            Shares voted affirmatively.....        15,596,310
            Shares voted negatively........             353,733
            Shares abstaining..............                   198,511

      (h)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental investment policy regarding selling short;

            Shares voted affirmatively.....        15,353,015
            Shares voted negatively........             587,442
            Shares abstaining..............                  208,097

      (i)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental investment policy regarding illiquid securities;

            Shares voted affirmatively.....        15,466,042
            Shares voted negatively........             476,624
            Shares abstaining..............                   205,888

      (j)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental
            investment  policy  regarding   investing  in  securities  of  other
            investment companies;

            Shares voted affirmatively.....        15,549,002
            Shares voted negatively........              396,762
            Shares abstaining..............                   202,790

FINANCIAL STATEMENT  OCTOBER 31, 2007                                                                               27

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION (continued)
October 31, 2007

      (k)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental investment policy regarding purchases on margin;

            Shares voted affirmatively.....        15,467,827
            Shares voted negatively........             471,750
            Shares abstaining..............                  208,977

      (l)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental investment policy on restricted securities;

            Shares voted affirmatively.....        15,441,697
            Shares voted negatively........             503,202
            Shares abstaining..............                  203,655

(4)   To approve the proposed Reorganization  Agreement,  pursuant to which each series of BBH Fund,  Inc. would be  reorganized as separate  series of BBH
      Trust, (the "New BBH Trust"), a newly formed Delaware statutory trust.

      Shares voted affirmatively...........        15,649,809
      Shares voted negatively..............             296,117
      Shares abstaining....................                  202,628

                                                                                                                                                                     28

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2007

EXAMPLE

As a shareholder  of BBH Real Return Fund (the "Fund"),  you may incur two types of costs:  (1)  transaction  costs  including  sales charges (loads) on purchase payments,  reinvested  dividends,  or other distributions;  redemption fees; and
exchange fees; and (2) ongoing costs,  including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of  investing  in the Fund and to compare  these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 to October 31, 2007).

ACTUAL EXPENSES

The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT  OCTOBER 31, 2007                                                                               29

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2007

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs only and do not reflect any  transactional  costs,  such as sales charges (loads),  redemption fees, or exchange fees. Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you determine the relative total costs of owning  different  funds. In addition,  if these transactional costs were included, your costs would have been higher.

                                                                                                       Expenses Paid
                                      Beginning                  Ending                During Period
                                  Account Value      Account Value         May 1, 2007 to
Class N                       May 1, 2007        October 31, 2007    October 31, 2007(1)
                                        -----------               ----------------           -------------------
Actual..............                $1,000                   $1,000.40                    $4.64
Hypothetical(2).....         $1,000                   $1,020.57                     $4.69

                                   Expenses Paid
                                      Beginning                  Ending                During Period
                                  Account Value      Account Value         May 1, 2007 to
Class I                       May 1, 2007        October 31, 2007    October 31, 2007(1)
                                        -----------               ----------------           -------------------
Actual..............                $1,000                  $1,001.30                     $3.38
Hypothetical(2).....         $1,000                  $1,021.83                     $3.41

----------

(1)   Expenses  are equal to the Fund's  annualized  expense  ratio of 0.92% and
      0.67% for Class N and I shares,  respectively,  multiplied  by the average account  value over the  period,  multiplied  by 184/365  (to  reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation,  the  applicable  annualized  expense ratio for each class of shares is subtracted from the assumed return before expenses.

                                                                                                                                                                    30

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION

The qualified  interest  income (QII)  percentage for the year ended October 31,
2007 was 86.55%

In  January  2008,  the Fund  will  report  on Form  1099 the tax  status of all distributions  made during the calendar year 2007.  Shareholders  should use the information on Form 1099 for their income tax returns.

FINANCIAL STATEMENT  OCTOBER 31, 2007                                                                               31

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
October 31, 2007 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 11, 2006,  the Board of Trustees  (the "Board") of
the Trust unanimously approved a new Combined Investment Advisory/Administrative
Services Agreement ("Combined  Agreement").  The Board determined that the terms of the  Combined  Agreement  will be  substantially  identical  to  those of the current  advisory and  administration  agreements of the Funds,  noting that the most significant  difference in the Combined  Agreement is a single fee for both advisory and administrative  services. The following is a summary of the factors the Board took into consideration in making its determination to approve the new
Combined Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman & Co.
("BBH")

The Board noted that, under the Combined Agreement in respect of each Fund, BBH, subject to the  supervision of the Board,  will be  responsible  for providing a continuous  investment  program  and  making  purchases  and sales of  portfolio securities  consistent with the Funds' investment objective and policies.  Under the Combined Agreement, BBH also provides administrative services to each Fund.

The Board  considered  the scope and  quality of  services to be provided by BBH under the Combined  Agreement and noted that the scope of services  provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example,  BBH is responsible  for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs  have  recently  been refined and  enhanced in light of new  regulatory requirements.  The Board  considered the quality of the investment  research and administrative  capabilities  of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall,  they were satisfied  with the  nature,  extent and  quality  of  services  expected  to be provided to each of the Funds under the Combined Agreement.

Costs of Services Provided and Profitability to BBH

At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability of BBH's current  investment  company advisory and other fees. The
Board also reviewed BBH's  profitability data for each Fund, which also included the effect of revenue  generated by the shareholder  servicing,  administration, custody and other fees paid by the Fund.  The Board  discussed the difficulty of making  comparisons  of  profitability  because  comparative  information is not generally publicly available and is affected by numerous factors,  including the
structure  of  the  service  provider,   the  types  of  funds  it  manages  and
administers,  its business mix, numerous assumptions  regarding  allocations and the entity's capital structure and cost of capital. In considering profitability information,  the Board  considered  the effect of  fall-out  benefits  on BBH's expenses,  as well as the "revenue  sharing"  arrangements  BBH has entered into with certain entities that distribute  shares of the Funds. The Board focused on
profitability   of  BBH's   relationships   with  the  Funds  before  taxes  and
distribution  expenses.  The Board  concluded  that it was satisfied  that BBH's level of profitability from its relationship with each Fund was not excessive.

                                                                                                                                                                    32

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2007 (unaudited)

Fall-Out Benefits

The  Board   considered  that  BBH  does  not  allocate  the  Funds'   portfolio
transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates.. The
Board received and reviewed  information  concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain funds, and is the Funds' administrator, custodian and securities lending agent.  The Board  noted that BBH  retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board  recognized  that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH.. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board  noted  that the Funds'  combined  fee  schedules,  other than the fee schedule for BBH Money Market Fund, do not contain breakpoints.  As a result, if assets  increase,  the fee rates  would not be  reduced  for these  Funds on the incremental  assets.  With respect to the BBH Money Market Fund,  the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into  account  the  effects of  inflation  or such other basis as may be appropriate,  subject to the approval of  shareholders to the extent required by the 1940 Act.

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  they had been provided over many years,  the Board observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds,  there  appeared  to be no  uniformity  or  pattern in the fees and asset levels at which  breakpoints (if any) apply. In light of the Funds' current size and expense structure,  the Board concluded that it was unnecessary at this time to consider  breakpoints with respect to the Funds, other than for the BBH Money
Market Fund.

FINANCIAL STATEMENT  OCTOBER 31, 2007                                                                              33

BBH REAL RETURN FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2007 (unaudited)

Investment Results

The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on October 2, 2006, the Board received detailed performance information for each Fund at each regular Board meeting  during the year. At the meeting held on
October 2, 2006, the Board reviewed information showing performance of each Fund compared to its peers over the prior 1-, 3-, and 5- year  periods  and  compared the performance  information to one or more  securities  indices over comparable periods.

Combined Fee Rate

The  Board  considered  the fee rate to be paid by each  Fund to BBH.  The Board recognized that it is difficult to make  comparisons of these fee rates, and the combined advisory and  administration  fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following  factors  specific to the BBH Real Return Fund also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board reviewed the  information  showing  performance of the BBH Real Return
Fund's   Class  N  shares  and  Class  I  shares   compared   to  the   Citibank
Inflation-Linked Securities Index. Over all the relevant periods, the classes of the BBH Real Return Fund on a pre-fee  basis  outperformed  the  benchmark  by a meaningful  amount  but  on an  after-fee  basis  generally  underperformed  the benchmark by a modest amount.  The Board viewed this  performance with favor and noted the benchmark has no fees.  The Board also noted the expense ratio for all share  classes  were in line with or lower than many  funds of similar  size and investment mandate.  Taking into account these comparisons and the other factors considered,  the Board  concluded  that the BBH Real  Return  Fund's  investment results over time and its total expense ratio had been satisfactory.

Conflicts of Interest

As a general matter,  certain conflicts of interest may arise in connection with a portfolio manager's  management of a Fund's investments,  on the one hand, and
the   investments  of  other  accounts  for  which  the  portfolio   manager  is
responsible, on the other. For example, it is possible that the various accounts managed  could  have  different  investment  strategies  that,  at times,  might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might

                                                                                                                                                                    34

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2007 (unaudited)

be  desirable  for more than one  account,  possible  conflicts  could  arise in determining  how to allocate  them.  Other  potential  conflicts  might  include conflicts created by specific portfolio manager compensation  arrangements,  and conflicts  relating to selection of brokers or dealers to execute Fund portfolio trades  and/or  specific uses of  commissions  from Fund  portfolio  trades (for example, research, or "soft dollars").

BBH has adopted and implemented policies and procedures, including brokerage and trade  allocation  policies  and  procedures,  which  it  believes  address  the conflicts  associated with managing multiple  accounts for multiple clients.  In addition,  BBH monitors a variety of areas,  including  compliance  with account investment guidelines, the inclusion only of securities approved for purchase by the BBH's Fixed Income Credit  Committee,  and compliance with the BBH's Code of
Ethics.  Finally,  BBH has structured the portfolio managers'  compensation in a manner, and the Funds have adopted policies and procedures,  reasonably designed to  safeguard  a Fund from  being  negatively  affected  as a result of any such potential conflicts.

FINANCIAL STATEMENT  OCTOBER 31, 2007                                                                               35

TRUSTEES AND OFFICERS OF BBH REAL RETURN FUND
--------------------------------------------------------------------------------
(unaudited)

Information  pertaining  to the  Trustees  of the BBH Trust  (the  "Trust")  and
executive  officers of the Trust is set forth below.  Part B to the Registration
Statement of the BBH Real Return Fund includes additional  information about the
Fund's  Trustees and is available upon request  without charge by contacting the
Fund at 1-800-625-5759.


                                                                          Term of                                                                                       Number of
                                                                          Office                                                                                          Funds in
                                                                            and                                                                                            Fund                Other
                                               Position(s)        Length                                                                                       Complex           Directorships
Name, Birth Date                 Held with          of Time                    Principal Occupation(s)                         Overseen by   Held by
and Address                        Trust                  Served#                  During Past 5 Years                                Trustee^          Trustee
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------
Joseph V. Shields Jr.           Chairman of         Since              Managing Director, Chairman and                  7                  None
Birth Date:                            the Board and      2007               Chief Executive Officer of Shields &
March 17, 1938                    Trustee                                         Company (member of New York Stock
Shields & Company                                                                  Exchange); Chairman of Capital
140 Broadway                                                                             Management Associates, Inc.
New York, NY 10005                                                                  (registered investment adviser);
                                                                                                      Director of Flower Foods, Inc. (New
                                                                                                      York Stock Exchange listed company).

Eugene P. Beard                  Trustee                 Since              Chairman & CEO of Westport Asset              7                 Director of Old
Birth Date:                                                           2007                Fund, Inc.                                                                               Westbury Funds
March 17, 1935                                                                                                                                                                             (7 Funds)
800 Connecticut Ave.,
3 East
Norwalk, CT 06854

David P. Feldman                Trustee                 Since              Director of Jeffrey Co. (1992 to                        7                  Director of
Birth Date:                                                           2007               present); Director of QMED (1999                                      Dreyfus Mutual
November 16, 1939                                                                    to May 2007).                                                                         Funds (59 Funds)
C/O BBH & Co.
140 Broadway
New York, NY 10005

Alan G. Lowy                       Trustee                 Since             Private Investor.                                                  7                 None
Birth Date:                                                           2007
April 17, 1939
4111 Clear Valley Drive
Encino, CA 91436

Arthur D. Miltenberger      Trustee                 Since              Retired; Trustee, R.K. Mellon                           7                 None
Birth Date:                                                           2007                Family Trust (1981 to June
November 8, 1938                                                                      2003); Director of
503 Darlington Road                                                                 Aerostructures Corporation
Ligonier, PA 15658                                                                    (aircraft manufacturer) (1996 to
                                                                                                      July 2003).


                                                                            36

DIRECTORS AND OFFICERS OF BBH REAL RETURN FUND
--------------------------------------------------------------------------------
(unaudited)



                                                                          Term of                                                                                       Number of
                                                                          Office                                                                                          Funds in
                                                                            and                                                                                            Fund                Other
                                               Position(s)        Length                                                                                       Complex            Directorships
Name, Birth Date                 Held with          of Time                    Principal Occupation(s)                         Overseen by    Held by
and Address                        Trust                  Served#                  During Past 5 Years                                Trustee^           Trustee
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------

Samuel F. Pryor, IV                      Trustee             Since 2007         Private Investor.                                           7                    None
Birth Date:
June 12, 1955
130 East 67th Street
New York, NY 10021

H. Whitney Wagner                    Trustee             Since 2007         President, Clear Brook Advisors, a           7                   None
Birth Date:                                                                                           registered investment advisor.
March 3, 1956
Clear Brook Advisors
75 Rockefeller Plaza, 14th Floor
New York, NY 10019

Officers

John A. Nielsen                           President and   Since 2007         President and Principal Executive          N/A                   N/A
Birth Date:                                    Principal                                        Officer of the Trust; He joined
July 15, 1943                                 Executive                                       Brown Brothers Harriman & Co.
140 Broadway                              Officer                                            ("BBH") in 1968 and has been a
New York, NY 10005                                                                           Partner of the firm since 1987.

Charles H. Schreiber                   Treasurer,          Since 2007         Treasurer, Principal Financial                  N/A                  N/A
Birth Date:                                    Principal                                        Officer and Anti-Money Laundering
December 10, 1957                      Financial                                        Officer of the Trust; Senior Vice
140 Broadway                              Officer,                                           President of BBH since September
New York, NY 10005                  Anti-Money                                   2001; Joined BBH in 1999.
                                                       Laundering
                                                      Officer

Mark B. Nixon                            Assistant            Since 2007          Assistant Secretary and Assistant        N/A                  N/A
Birth Date:                                   Secretary,                                        Treasurer of the Trust; Vice
January 14, 1963                        Assistant                                         President of BBH (since October
140 Broadway                            Treasurer                                         2006); Accounting Manager, Reserve
New York, NY 10005                                                                           Funds (August 2005-September 2006);
                                                                                                               Assistant Controller, Reserve Funds
                                                                                                              (February 2005-August 2005);
                                                                                                               Private Consultant (December 2001-
                                                                                                               February 2005).


FINANCIAL STATEMENT  OCTOBER 31, 2007                                                                               37

DIRECTORS AND OFFICERS OF BBH REAL RETURN FUND
--------------------------------------------------------------------------------
(unaudited)


                                                                                   Term of                                                                                Number of
                                                                                    Office                                                                                  Funds in
                                                                                    and                                                                                      Fund                 Other
                                                       Position(s)          Length                                                                                Complex           Directorships
Name, Birth Date                         Held with            of Time                 Principal Occupation(s)                     Overseen by    Held by
and Address                                Trust                    Served#               During Past 5 Years                            Trustee^           Trustee
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Beth Haddock                             Chief                    Since 2007         Chief Compliance Officer of the               N/A                 N/A
Birth Date:                                   Compliance                                     Trust (September 2007-present);
December 10, 1965                      Officer                                             Chief Compliance Officer for the
140 Broadway                                                                                       FINRA/NYSE and SEC compliance
New York, NY 10005                                                                            programs and Associate Compliance
                                                                                                                Director for the global compliance
                                                                                                                program (April 2005-present);
                                                                                                               Deputy General Counsel of AXA
                                                                                                               Advisors/ AXA Financial (November
                                                                                                               1997-April 2005)

Gail C. Jones                                Secretary            Since 2007        Secretary of the Trust; Counsel,               N/A                 N/A
Birth Date:                                                                                           ReedSmith, LLP (since October
October 26, 1953                                                                                 2002); Corporate Counsel (January
1001 Liberty Avenue                                                                          1997 to September 2002) and Vice
Pittsburgh, PA                                                                                    President (January 1999 to
15222-3779                                                                                           September 2002) of Federated
                                                                                                              Services Company.

Judith J. Mackin                         Vice President    Since 2007         Vice President of the Trust; Vice             N/A                 N/A
Birth Date:                                                                                            President (since November 1997) of
May 30, 1960                                                                                        Federated Services Company.
1001 Liberty Avenue,
Pittsburgh, PA
15222-3779

John C. Smith                              Assistant            Since 2007        Assistant Treasurer of the Trust;             N/A                 N/A
Birth Date:                                    Treasurer                                       Vice President (since 2004);
August 2, 1965                                                                                    Assistant Vice President (since
50 Milk Street                                                                                       September 2001); Associate
Boston, MA 02109                                                                             (September 2000 to August 2001);
                                                                                                              and Senior Analyst (June 1999 to
                                                                                                              August 2000) of BBH & Co.


#     Each  Trustee of the Trust holds office until he or she attains the age of
      70 (72, in the case of Trustees who were elected as such before January 1,
      2000),  or until he or she sooner dies,  resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All officers of the Trust hold office for one year and until their  respective successors  are  chosen  and  qualified  (subject  to the  ability  of the
      Trustees to remove any officer in  accordance  with the Trust's  By-laws).
      Each Trustee previously served on the Board of Trustees of the Predecessor
      Funds.

^     The Fund Complex consists of the Trust, which has seven series and each is counted as one "Fund" for purposes of this table.

                                                            38

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

================================================================================

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                 Annual Report
                                OCTOBER 31, 2007

                                         ----------

                              BBH BROAD MARKET FUND
                 (Formerly, BBH Broad Market Fixed Income Fund)

================================================================================


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

For the  12-month  period ended  October 31,  2007,  the BBH Broad Market Fund I
Shares returned 2.58%(1),  while the N-Shares returned 2.42%(1) net of fees. The
Fund's  benchmark,  the Lehman Brothers  Aggregate Bond Index(2) ("LBAG Index"),
returned 5.38% over the same period.

Fixed income markets rallied  significantly over the past 12-month period ending
October 31, 2007, as problems  associated with sub-prime  lending  permeated the marketplace  and led to a  "flight-to-quality"  rally and  eventually  100 basis
points  of  Federal  Reserve  easing.   As  is  customary  during  these  market
conditions,   shorter  maturity  yields  fell  further  than  those  for  longer maturities  as the yield curve  regained a more  normal  upward  sloping  shape.
Treasuries  were the best  performing  sector  over the period as  general  risk premiums widened  substantially,  lowering the relative performance of the Fund.
Hardest hit were direct  sub-prime  obligations and financial  sector  corporate bonds.  In addition,  high quality asset backed  securities  also failed to keep pace with Treasuries.

----------
(1)   Performance data quoted represents no guarantee of future results.
      Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

(2)   The LBAG Index is comprised of the Lehman Brothers Government/Corporate
      Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities
      Index, including securities that are investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. The index is unmanaged, and investments cannot be made in an index.

                                                      2


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

               Growth of $10,000 Invested in BBH Broad Market Fund

The graph below  illustrates  the  hypothetical  investment of $10,000(1) in the
Class N shares of the Fund from July 20, 2000 to October 31, 2007 as compared to the LBAG Index.

[The following information was depicted as a line chart in the printed material]

                Date         Broad Market Fund*   LBAG Index
                   ----                ------------------            ----------

              07/20/00                 10,000.00              10,000

              07/31/00                 10,006.55             10,012

              08/31/00                 10,124.27             10,156

              09/30/00                 10,193.42             10,219

              10/31/00                 10,263.69             10,286

              11/30/00                 10,427.35             10,455

              12/31/00                 10,631.59             10,648

              01/31/01                 10,791.77             10,822

              02/28/01                 10,910.02             10,916

              03/31/01                 10,964.13             10,970

              04/30/01                 10,920.76             10,924

              05/31/01                 10,986.12             10,990

              06/30/01                 11,029.63             11,031

              07/31/01                 11,259.54             11,279

              08/31/01                 11,380.31             11,408

              09/30/01                 11,413.46             11,541

              10/31/01                 11,624.21             11,782

              11/30/01                 11,524.06             11,619

              12/31/01                 11,457.15             11,545

              01/31/02                 11,535.87             11,638

              02/28/02                 11,615.04             11,751

              03/31/02                 11,467.38             11,556

              04/30/02                 11,695.64             11,780

              05/31/02                 11,775.91             11,881

              06/30/02                  11,775.91            11,984

              07/31/02                 11,810.51             12,129

              08/31/02                 12,029.74             12,334

              09/30/02                 12,145.56             12,534

              10/31/02                 11,902.03             12,476

              11/30/02                 12,053.48             12,472

              12/31/02                 12,305.63             12,730

              01/31/03                 12,393.27             12,742

              02/28/03                 12,579.92             12,918

              03/31/03                 12,604.73             12,907

              04/30/03                 12,823.99             13,015

              05/31/03                 13,042.09             13,257

              06/30/03                 13,080.07             13,230

              07/31/03                 12,697.45             12,786

              08/31/03                 12,745.54             12,870

              09/30/03                 13,112.00             13,211

              10/31/03                 13,012.21             13,115

              11/30/03                 13,057.75             13,146

              12/31/03                 13,203.53             13,280

              01/31/04                 13,296.14             13,388

              02/29/04                 13,435.07             13,532

              03/31/04                 13,543.49             13,634

              04/30/04                 13,211.30             13,279

              05/31/04                 13,143.06             13,226

              06/30/04                 13,201.46             13,302

              07/31/04                 13,324.66             13,433

              08/31/04                 13,598.79             13,690

              09/30/04                 13,652.83             13,727

              10/31/04                 13,763.10             13,842

              11/30/04                 13,663.88         13731.39

              12/31/04                 13,786.20         13857.72

              01/31/05                 13,864.75         13945.02

              02/28/05                 13,826.57             13,863

              03/31/05                 13,729.29             13,792

              04/30/05                 13,910.74             13,978

              05/31/05                 14,051.19             14,129

              06/30/05                 14,140.82             14,207

              07/31/05                 14,034.74             14,078

              08/31/05                 14,201.14             14,258

              09/30/05                 14,086.41             14,072

              10/31/05                 13,967.81             13,961

              11/30/05                 14,016.24             14,023

              12/31/05                 14,152.72             14,156

              01/31/06                 14,165.55             14,156

              02/28/06                 14,221.02             14,203

              03/31/06                 14,071.63             14,063

              04/30/06                 14,019.36             14,038

              05/31/06                 13,999.22             14,023

              06/30/06                 14,028.97             14,052

              07/31/06                 14,199.80             14,242

              08/31/06                 14,398.20             14,460

              09/30/06                 14,525.99             14,587

              10/31/06                 14,557.92             14,683

              11/30/06                 14,761.27             14,854

              12/31/06                 14,705.16             14,767

              01/31/07                 14,737.73             14,762

              02/28/07                 14,919.15             14,989

              03/31/07                 14,949.57             14,989

              04/30/07                 15,016.23             15,070

              05/31/07                 14,905.54             14,955

              06/30/07                 14,788.30             14,910

              07/31/07                 14,743.20             15,034

              08/31/07                 14,769.61             15,219

              09/30/07                 14,895.51             15,335

              10/31/07                 14,969.81             15,473

                   *net of fees and expenses

Performance  data quoted  represents past  performance  which is no guarantee of future results.  Investment return and principle value will fluctuate so that an investor's shares, when redeemed,  may be worth more or less than their original cost. Mutual Fund performance  changes over time and current  performance may be lower or higher than what is stated.  Returns do not reflect  the  deduction  of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

(1)   The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAG Index has been adjusted to reflect reinvestment of dividends on securities in the index. The LBAG Index is not adjusted to reflect sales charges, expenses or other fees that the Securities and
      Exchange Commission requires to be reflected in the Fund's performance.
      The index is unmanaged.

(2)   The BBH Broad Market Fund commenced operations on December 22, 2000.
      Performance prior to December 22, 2000 is that of the BBH Broad Market
      Fixed Income Portfolio adjusted to assume that all charges, expenses and fees of the Class N shares and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The Class N shares' performance from December 22, 2000
      (commencement of operations) to October 31, 2007 was 5.19%.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                               3


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of BBH Trust and Shareholders
of BBH Broad Market Fund:

We have audited the accompanying statement of assets and liabilities,  including the portfolio of  investments,  of BBH Broad Market Fund (a series of BBH Trust)
(the "Fund") as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended,  and the  financial  highlights  for each of the five years in the period then ended.  These  financial  statements and financial highlights are the responsibility of the Fund's  management.  Our responsibility is to express an opinion on these financial  statements and financial highlights based on our audits.

We conducted  our audits in  accordance  with  standards  of the Public  Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not  required  to  have,  nor were we  engaged  to  perform,  an audit of its internal control over financial reporting.  Our audits included consideration of internal  control  over  financial  reporting  as a basis  for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2007, by  correspondence  with the custodian and brokers;  where replies were not received from brokers, we performed other audit procedures.  An audit also includes assessing the accounting principles used and significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of BBH
Broad Market Fund as of October 31, 2007,  the results of its operations for the year then ended,  the changes in its net assets for each of the two years in the period then ended,  and the financial  highlights  for each of the five years in the period  then ended,  in  conformity  with  accounting  principles  generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 27, 2007

                                                                          4


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2007 (unaudited)

BREAKDOWN BY SECURITY TYPE

                                                                                                                    Percent of
                                                                                      U.S. $ Value        Net Assets

Asset Backed Securities..........................                    $ 53,826,330           18.6%
Collateralized Mortgage Backed Securities........         14,336,254             5.0
Corporate Bonds..................................                          101,688,012          35.2
Foreign Government Bonds.........................                    6,479,604            2.3
Municipal Bonds..................................                            12,097,146           4.2
U.S. Government Agency Obligations...............           78,074,537         27.0
U.S. Treasury Notes and Bonds....................                11,176,089            3.9
Commercial Paper.................................                            26,599,239            9.2
Liabilities in Excess of Cash and Other Assets...       (15,571,429)         (5.4)
                                                                                               ------------           -----
NET ASSETS.......................................                          $288,705,782       100.0%
                                                                                      ===========       =====

All data as of October  31,  2007.  The Fund's  breakdown  by  security  type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                              5


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
October 31, 2007
(expressed in U.S. dollars)


       Principal                                                                                Maturity      Interest
       Amount                                                                                   Date              Rate                    Value
       ---------                                                                                     --------            --------                    -----
                           ASSET BACKED SECURITIES (18.6%)
$      2,220,000  Advanta Business Card Master
                          Trust 2005-C1(1) ......................... 08/22/11    5.508%  $ 2,213,273
        1,370,000  Advanta Business Card Master
                          Trust 2006-C1(1).......................... 10/20/14    5.478     1,331,778
           650,000  Advanta Business Card Master
                          Trust 2007-D1A(1),(2)..................... 01/22/13    6.398       636,738
        2,500,000  Banc of America Securities Auto
                          Trust 2006-G1  ........................... 12/20/10    5.170     2,512,986
           850,000  Capital One Auto Finance
                          Trust 2005-BSS ........................... 12/15/10    4.480       846,907
        1,085,657  Capital One Auto Finance
                          Trust 2006-A ............................... 11/15/10    5.330     1,086,786
        1,030,000  Capital One Multi-Asset Execution
                          Trust 2003-B5  ........................... 08/15/13    4.790     1,018,016
        1,500,000  Capital One Multi-Asset Execution
                          Trust 2003-C4  ........................... 08/15/13    6.000     1,509,612
        3,000,000  Capital One Multi-Asset Execution
                          Trust 2006-A7(1).......................... 03/17/14    5.121     2,977,792
        2,180,000  Carmax Auto Owner Trust 2007-2.............. 11/15/12    5.270     2,198,589
           372,267  Chase Funding Mortgage Loan
                          Asset-Backed Certificates 2004-1(1)....... 07/25/33    5.753       197,745
        2,500,000  Chase Issuance Trust 2005-A5(1)............. 02/15/12    5.111     2,493,271
        1,250,000  CIT Equipment Collateral 2005-EF1(1)........ 09/20/10    5.038     1,245,098
        1,020,000  Citibank Credit Card Issuance
                          Trust 2002-C2  ........................... 02/18/14    6.950     1,045,470
        1,010,000  Citibank Credit Card Issuance
                          Trust 2005-C1  ........................... 03/24/17    5.500       956,340
        1,390,000  Citibank Credit Card Issuance
                          Trust 2006-A4  ........................... 05/10/13    5.450     1,412,807
           164,052  Countrywide Asset-Backed
                          Certificates 2004-S1...................... 03/25/20    3.872       159,130
             90,418  Countrywide Asset-Backed
                          Certificates 2004-13(1)................... 02/25/31    3.989        89,839
             85,079  Countrywide Home Equity Loan
                           Trust 2004-N(1) .......................... 02/15/34    5.371        83,354


   The accompanying notes are an integral part of these financial statements.

                                                          6


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars)


       Principal                                                                                Maturity      Interest
       Amount                                                                                   Date              Rate                    Value
       ---------                                                                                     --------            --------                    -----
                          ASSET BACKED SECURITIES (continued)
$         172,542  Countrywide Home Equity Loan
                          Trust 2004-O(1)............................ 02/15/34    5.371%  $  169,816
           109,831  Countrywide Home Equity Loan
                          Trust 2004-Q(1) ............................ 12/15/33    5.391      107,604
           906,778  Credit-Based Asset Servicing and
                          Securitization CBO, Ltd.(2)............... 06/25/32    6.080      900,222
           273,982  Credit-Based Asset Servicing and
                          Securitization LLC 2003-CB3................ 12/25/32    2.879      232,616
           308,633  Credit-Based Asset Servicing and
                          Securitization LLC 2006-CB3(1)............ 03/25/36    4.933      307,788
        1,325,000  Daimler Chrysler Auto
                          Trust 2006-C .............................. 07/08/10    5.020    1,326,494
           663,963  Greenpoint Mortgage Funding
                          Trust 2006-HE1(1).......................... 03/12/37    5.280      613,170
           369,208  GS Auto Loan Trust 2005-1................... 05/17/10    4.450      368,023
        1,160,944  Household Automotive
                          Trust 2006-1 ............................... 06/17/11    5.430    1,165,243
        1,956,002  Hyundai Auto Receivables
                          Trust 2004-A ............................... 08/15/11    3.460    1,939,005
           297,332  Marriott Vacation Club Owner
                          Trust 2006-2A(2).......................... 10/20/28    5.362      298,797
        2,160,000  MBNA Credit Card Master Note
                          Trust 2000-L ............................... 04/15/10    6.500    2,161,089
        2,800,000  MBNA Credit Card Master Note
                          Trust 2005-A1  ........................... 09/15/10    4.200    2,790,439
        2,000,000  MBNA Credit Card Master Note
                          Trust 2006-C3(1)........................... 10/15/13    4.942    1,942,167
           488,862  Navistar Financial Corp. Owner
                          Trust 2004-A ............................... 03/15/11    2.590      485,043
        1,400,000  Nissan Auto Receivables Owner
                          Trust 2006-B                               11/15/11    5..220    1,411,208
           683,462  Residential Asset Securities
                          Corp. 2006-EMX4(1)........................ 06/25/36    4.913      679,800
        1,969,474  SLM Student Loan Trust 2005-9(1)............ 01/25/19    5.134    1,969,591


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                              7


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars)


       Principal                                                                                Maturity      Interest
       Amount                                                                                   Date              Rate                    Value
       ---------                                                                                     --------            --------                    -----
                          ASSET BACKED SECURITIES (continued)
$         612,980  Triad Auto Receivables
                          Owner Trust 2004-A........................ 09/13/10    2.500%  $   606,281
        2,400,000  UPFC Auto Receivables
                          Trust 2006-A ............................... 05/15/12    5.490     2,415,481
        5,900,000  USAA Auto Owner Trust 2005-1 ............... 11/15/11    4.130     5,861,189
        1,110,000  Washington Mutual Master Note
                          Trust 2006-M1A(1),(2)..................... 08/15/13    5.181     1,083,182
           979,182  Wells Fargo Financial Auto Owner
                          Trust 2005-A ............................... 01/15/10    4.090       976,551
                                                                                -----------
                          Total Asset Backed Securities
                          (Identified cost $54,123,596)                                     53,826,330
                                                                                ===========

                          COLLATERALIZED MORTGAGE
                          BACKED SECURITIES (5.0%)
         1,350,000 Bear Stearns Commercial Mortgage
                          Securities 2006-PW11(1)................... 03/11/39    5.576     1,358,721
            910,000 Bear Stearns Commercial Mortgage
                          Securities 2006-PW14...................... 12/11/38    5.201       882,019
         1,500,000 Bear Stearns Commercial Mortgage
                          Securities 2006-T22(1).................... 04/12/38    5.632     1,512,941
         2,300,000 Credit Suisse Mortgage Capital
                          Certificates 2006-C5...................... 12/15/39    5.311     2,244,422
         1,730,000 JP Morgan Chase Commercial Mortgage
                          Securities Corp. 2006-CB17................ 12/12/43    5.429     1,703,844
         2,100,000 Merrill Lynch Mortgage
                          Trust 2006-C1(1).......................... 05/12/39    5.797     2,125,242
            825,457 Morgan Stanley Capital I 2006-HQ8 .......... 03/12/44    5.124       823,783
        1,400,000  Morgan Stanley Capital I 2006-T21 .......... 10/12/52    5.090     1,394,986
             65,469  Residential Asset Mortgage
                          Products, Inc. 2004-R37................... 07/25/28    4.450        65,178


   The accompanying notes are an integral part of these financial statements.

                                                      8

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars)


       Principal                                                                                Maturity      Interest
       Amount                                                                                    Date              Rate                    Value
       ---------                                                                                    --------            --------                    -----
                          COLLATERALIZED MORTGAGE
                          BACKED SECURITIES (continued)
$      2,200,000  Wachovia Bank Commercial Mortgage
                          Trust 2006-C25(1)......................... 05/15/43    5.684%  $ 2,225,118
                                                                                -----------
                          Total Collateralized
                          Mortgage Backed Securities
                          (Identified cost $14,446,744) ................                      14,336,254
                                                                                -----------
                          CORPORATE BONDS (35.2%)
                          AGRICULTURE (0.3%)
           210,000  Altria Group, Inc .......................... 07/01/08    7.650       214,249
           550,000  Reynolds American, Inc ..................... 07/15/15    7.300       580,694
                                                                                -----------
                                                                                    794,943
                                                                                -----------
                          AIRLINES (0.1%)
           325,000  Continental Airlines, Inc................... 04/19/22    6.903       305,500
                                                                                -----------
                          AUTO MANUFACTURERS (0.7%)
        1,090,000  DaimlerChrysler NA Holding Corp............. 01/15/08    4.750     1,088,462
           845,000  DaimlerChrysler NA Holding Corp............. 06/15/10    4.875       840,458
           100,000  DaimlerChrysler NA Holding Corp............. 11/15/13    6.500       105,047
                                                                                -----------
                                                                                  2,033,967
                                                                                 -----------
                          BANKING (0.4%)
           600,000  Korea Development Bank...................... 03/02/09    3.875       589,051
           585,000  Popular North America, Inc.................. 10/01/08    3.875       576,536
                                                                                -----------
                                                                                  1,165,587
                                                                                -----------
                          BEVERAGES (1.6%)
           325,000  Cerveceria Nacional Dominicana(2)........... 03/27/14    8.000       335,562
        1,000,000  Cia Brasileira de Bebidas................... 09/15/13    8.750     1,146,300
           325,000  Constellation Brands, Inc.(2)............... 05/15/17    7.250       324,187
             31,000  Coors Brewing Co............................ 05/15/12    6.375        32,541
        1,470,000  Diageo Finance BV........................... 04/01/13    5.500     1,459,985
        1,275,000  Molson Coors Capital Finance ULC............ 09/22/10    4.850     1,266,187
                                                                                -----------
                                                                                  4,564,762
                                                                                -----------


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                              9


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars)


       Principal                                                                                Maturity      Interest
       Amount                                                                                   Date              Rate                    Value
       ---------                                                                                     --------            --------                    -----
                          CORPORATE BONDS (continued)
                          COMMERCIAL SERVICES (0.4%)
$         325,000  Corrections Corp. of America................ 03/15/13    6.250%   $  322,985
           980,000  Western Union Co............................ 11/17/11    5.400       980,329
                                                                                 ----------
                                                                                  1,303,314
                                                                                 ----------
                          COSMETICS / PERSONAL CARE (0.6%)
           435,000  Estee Lauder Cos., Inc...................... 05/15/17    5.550       431,189
        1,275,000  Procter & Gamble Co......................... 03/05/37    5.550     1,251,353
                                                                                 ----------
                                                                                  1,682,542
                                                                                 ----------

                          DIVERSIFIED FINANCIAL SERVICES (12.1%)
           965,000  Associates Corp. of North America........... 11/01/08    6.250       975,695
        1,125,000  AXA Financial, Inc.......................... 08/01/10    7.750     1,201,493
           890,000  Bear Stearns Co., Inc....................... 08/15/11    5.500       884,558
        1,470,000  Bear Stearns Co., Inc....................... 02/01/12    5.350     1,444,742
           650,000  Bear Stearns Co., Inc....................... 01/22/17    5.550       607,694
           250,000  Calabash Re, Ltd.(1),(2).................... 01/08/10   14.094       258,400
           250,000  Capital One Bank............................ 06/15/09    5.000       248,340
           775,000  Cascadia, Ltd.(1),(2)....................... 06/13/08    8.849       775,233
           935,000  CIT Group, Inc.............................. 02/01/10    4.250       903,486
        1,525,000  CIT Group, Inc.............................. 07/28/11    5.800     1,497,057
           800,000  Countrywide Home Loans, Inc................. 12/19/07    4.250       790,519
        2,540,000  Countrywide Home Loans, Inc................. 09/15/09    4.125     2,219,978
           325,000  E*Trade Financial Corp...................... 06/15/11    8.000       308,750
           250,000  East Lane Re, Ltd.(1),(2)................... 05/06/11   11.356       255,875
           500,000  Fhu-Jin, Ltd.(1),(2)........................ 08/10/11    9.260       510,245
        1,415,000  FIA Card Services NA........................ 06/15/12    6.625     1,493,003
        1,575,000  General Electric Capital Corp............... 03/04/08    4.125     1,570,818
        2,195,000  Goldman Sachs Group, Inc.................... 01/15/12    6.600     2,299,620
        2,460,000  HSBC Finance Corp........................... 11/27/12    6.375     2,555,323
        2,425,000  International Lease Finance Corp............ 09/01/10    4.875     2,411,912
           970,000  Lehman Brothers Holdings, Inc............... 02/06/12    5.250       956,940
           250,000  Longpoint Re, Ltd.(1),(2)................... 05/08/10   10.944       256,650
           215,000  Lukoil International Finance BV(2).......... 06/07/17    6.356       206,938
        2,400,000  Merrill Lynch & Co., Inc.................... 07/25/11    5.770     2,426,606
           250,000  Midori, Ltd.(1),(2)......................... 10/24/12    7.993       249,975


   The accompanying notes are an integral part of these financial statements.

                                                      10

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars)


       Principal                                                                                Maturity      Interest
       Amount                                                                                   Date              Rate                    Value
       ---------                                                                                    --------            --------                    -----
                          CORPORATE BONDS (continued)
                          DIVERSIFIED FINANCIAL SERVICES (continued)
$      1,920,000  Morgan Stanley.............................. 04/01/14    4.750%  $ 1,818,605
           250,000  Mystic Re, Ltd.(1),(2)...................... 12/05/08   11.841       254,025
           500,000  Redwood Capital IX, Ltd.(1),(2)............. 01/09/08   11.993       501,450
           250,000  Spinnaker Capital, Ltd.(1),(2).............. 06/20/08   10.088       254,675
           500,000  Successor Euro Wind, Ltd.(1),(2)............ 12/06/08   11.448       505,150
        2,285,000  Textron Financial Corp...................... 02/03/11    5.125     2,281,929
           320,000  Travelers Cos., Inc......................... 06/15/12    5.375       321,661
        1,115,000  Unilever Capital Corp....................... 11/01/10    7.125     1,188,965
           640,000  Vita Capital, Ltd.(1),(2)................... 01/01/10    6.631       638,662
                                                                                -----------
                                                                                 35,074,972
                                                                                -----------
                           ENTERTAINMENT (0.6%)
EUR 1,000,000  Carnival, Plc............................... 11/27/13    4.250     1,381,445
$          325,000  Royal Caribbean Cruises, Ltd................ 12/01/13    6.875       322,017
                                                                                -----------
                                                                                  1,703,462
                                                                                -----------
                          FINANCE (2.0%)
           760,000  Capital One Financial Corp.................. 02/21/12    4.800       724,297
           710,000  ICICI Bank, Ltd.(2)......................... 10/03/12    6.625       715,557
           750,000  iStar Financial, Inc.(1).................... 09/15/09    6.034       722,789
        4,615,000  SLM Corp.(1)................................ 01/31/14    4.480     3,644,050
                                                                                -----------
                                                                                  5,806,693
                                                                                -----------
                          FOOD (1.0%)
           680,000  ConAgra Foods, Inc.......................... 09/15/11    6.750       713,971
           270,000  Hershey Co.................................. 09/01/11    5.300       272,417
           610,000  Kraft Foods, Inc............................ 08/11/17    6.500       640,043
        1,270,000  Safeway, Inc................................ 11/01/08    4.125     1,263,499
                                                                                -----------
                                                                                  2,889,930
                                                                                -----------
                          FOREST PRODUCTS & PAPER (0.2%)
           600,000  AbitibiBowater, Inc.(1)..................... 03/15/10    8.694       549,000
           127,000  International Paper Co...................... 10/30/12    5.850       128,970
                                                                                -----------
                                                                                    677,970
                                                                                -----------


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                            11


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars)


       Principal                                                                                Maturity      Interest
       Amount                                                                                   Date              Rate                    Value
        ---------                                                                                    --------            --------                    -----
                          CORPORATE BONDS (continued)
                          GAS (0.2%)
$          660,000  Sempra Energy .............................. 02/01/13    6.000%   $  671,417
                                                                                 ----------
                          HEALTHCARE PRODUCTS (0.3%)
           940,000  Amgen, Inc.(2).............................. 06/01/17    5.850       938,588
                                                                                 ----------
                          HEALTHCARE SERVICES (0.5%)
           355,000  UnitedHealth Group, Inc.(2)................. 06/15/17    6.000       362,774
           960,000  WellPoint, Inc.............................. 06/15/17    5.875       967,281
                                                                                 ----------
                                                                                  1,330,055
                                                                                 ----------
                          HOUSEHOLD PRODUCTS/WARES (0.5%)
           605,000  Fortune Brands, Inc......................... 01/15/11    5.125       602,080
           790,000  Kimberly-Clark Corp......................... 08/01/17    6.125       831,634
                                                                                 ----------
                                                                                  1,433,714
                                                                                 ----------
                          INDUSTRIALS (1.2%)
        1,000,000  Allied Waste North America, Inc............. 05/15/16    7.125     1,010,000
           600,000  Embraer Overseas, Ltd....................... 01/24/17    6.375       586,500
           415,000  Honeywell International, Inc................ 03/15/16    5.400       414,418
           325,000  Manitowoc Co., Inc.......................... 11/01/13    7.125       323,375
        1,090,000  Masco Corp.................................. 10/03/16    6.125     1,082,704
                                                                                 ----------
                                                                                  3,416,997
                                                                                 ----------
                          INFORMATION TECHNOLOGY (0.2%)
           530,000  International Business
                          Machines Corp. ........................... 09/14/17    5.700       537,943
                                                                                 ----------
                          INSURANCE (1.3%)
           480,000  Commerce Group, Inc......................... 12/09/13    5.950       478,738
           700,000  Everest Reinsurance Holdings, Inc........... 10/15/14    5.400       690,686
           480,000  Hartford Financial Services Group, Inc. .... 10/15/16    5.500       475,202
        1,240,000  MetLife, Inc................................ 12/01/11    6.125     1,282,990
           760,000  XL Capital, Ltd............................. 09/15/14    5.250       718,157
                                                                                 ----------
                                                                                  3,645,773
                                                                                 ----------


   The accompanying notes are an integral part of these financial statements.

                                                         12

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars)


       Principal                                                                                Maturity      Interest
       Amount                                                                                   Date              Rate                    Value
       ---------                                                                                     --------            --------                    -----
                          CORPORATE BONDS (continued)
                          LODGING (0.3%)
$         325,000  Boyd Gaming Corp............................ 04/15/14    6.750%   $  318,906
           450,000  MGM Mirage.................................. 10/01/09    6.000       448,875
                                                                                 ----------
                                                                                    767,781
                                                                                 ----------
                          MEDIA (1.6%)
           325,000  Charter Communications
                          Operating LLC(2).......................... 04/30/12    8.000       322,563
        1,240,000  Comcast Corp................................ 03/15/11    5.500     1,247,379
           850,000  COX Communications, Inc..................... 10/01/12    7.125       904,499
           335,000  Time Warner Cable, Inc.(2).................. 05/01/17    5.850       332,140
        1,830,000  Time Warner, Inc............................ 04/15/11    6.750     1,904,185
                                                                                 ----------
                                                                                  4,710,766
                                                                                 ----------
                          OIL & GAS (1.7%)
           325,000  El Paso Corp................................ 06/15/14    6.875       325,581
           600,000  GAZ Capital(2).............................. 11/22/16    6.212       591,600
        1,250,000  Halliburton Co.............................. 10/15/10    5.500     1,270,115
           885,000  Marathon Oil Corp........................... 10/01/17    6.000       899,457
        1,250,000  Pemex Project Funding Master Trust.......... 02/01/09    7.875     1,293,125
           625,000  Petronas Capital, Ltd.(2)................... 05/22/12    7.000       671,533
                                                                                 ----------
                                                                                  5,051,411
                                                                                 ----------
                          PHARMACEUTICALS (1.5%)
        2,400,000  Eli Lilly & Co.............................. 03/15/17    5.200     2,366,654
           745,000  Schering-Plough Corp........................ 09/15/17    6.000       757,742
        1,110,000  WYETH........................................ 03/15/11    6.950     1,175,281
                                                                                 ----------
                                                                                  4,299,677
                                                                                 ----------
                          REAL ESTATE (0.2%)
            680,000 Brookfield Asset Management, Inc............ 06/15/12    7.125       726,921
                                                                                 ----------
                          REITS (0.4%)
           650,000  Simon Property Group LP..................... 06/15/08    7.000       658,002
           455,000  Simon Property Group LP..................... 09/01/11    5.600       456,084
                                                                                 ----------
                                                                                  1,114,086
                                                                                 ----------


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                            13


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars)


       Principal                                                                                Maturity      Interest
       Amount                                                                                   Date              Rate                    Value
       ---------                                                                                     --------            --------                    -----
                          CORPORATE BONDS (continued)
                          RETAIL (0.1%)
$         315,000  Lowe's Cos, Inc............................. 10/15/16    5.400%  $   309,076
                                                                                -----------
                          SAVINGS & LOANS (0.4%)
         1,100,000 Washington Mutual, Inc...................... 01/15/09    4.000     1,077,676
                                                                                -----------
                          SEMICONDUCTORS (0.2%)
           525,000  National Semiconductor Corp................. 06/15/12    6.150       535,276
                                                                                -----------

                          TELECOMMUNICATIONS (3.8%)
           345,000  America Movil SAB de CV Series L............ 03/01/09    4.125       341,274
           555,000  AT&T, Inc................................... 09/15/09    4.125       546,684
        1,500,000  AT&T, Inc................................... 03/15/11    6.250     1,551,990
           400,000  AT&T, Inc................................... 09/15/14    5.100       392,742
        1,300,000  Deutsche Telekom International
                          Finance BV ................................. 06/15/10    8.000     1,393,959
           600,000  Digicel, Ltd.(2)............................ 09/01/12    9.250       615,000
           355,000  France Telecom SA........................... 03/01/11    7.750       383,244
           305,000  GTE California, Inc......................... 05/01/08    7.000       307,722
        1,025,000  GTE California, Inc......................... 01/15/09    5.500     1,030,494
           575,000  KT Corp.(2)................................. 07/15/15    4.875       546,456
             96,000  Motorola, Inc............................... 11/15/10    7.625       102,473
        1,120,000  New Cingular Wireless Services, Inc.         03/01/11    7.875     1,213,333
           325,000  Qwest Communications
                          International, Inc........................ 02/15/11    7.250       328,250
        1,100,000  Sprint Capital Corp......................... 01/30/11    7.625     1,161,897
           480,000  Telecom Italia Capital SA................... 01/15/10    4.000       469,052
           510,000  Verizon Communications, Inc................. 04/01/17    5.500       510,008
                                                                                -----------
                                                                                 10,894,578
                                                                                -----------
                          TRANSPORTATION (0.2%)
           535,000  MISC Capital Ltd.(2)........................ 07/01/09    5.000       534,166
                                                                                -----------
                          UTILITIES (0.6%)
           455,000  Dominion Resources, Inc..................... 12/15/10    4.750       450,976
           650,000  EDP Finance BV(2)........................... 11/02/12    5.375       645,876


   The accompanying notes are an integral part of these financial statements.

                                                        14

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars)


     Principal                                                                                Maturity      Interest
      Amount                                                                                  Date              Rate                    Value
       ---------                                                                                    --------            --------                    -----
                          CORPORATE BONDS (continued)
                          UTILITIES (continued)
$          580,000 Midamerican Energy Co....................... 07/15/12    5.650%  $    591,617
                                                                                ------------
                                                                                   1,688,469
                                                                                ------------
                          Total Corporate Bonds
                          (Identified cost $102,074,941)..............                      101,688,012
                                                                                ------------
                           FOREIGN GOVERNMENT BONDS (2.3%)
EGP  5,700,000 Arab Republic of Egypt(2)................... 07/18/12    8.750      1,064,069
BRL      79,000  Brazil Notas do Tesouro
                          Nacional (Serie B)........................ 05/15/15    6.000        732,093
$         850,000  Colombia Government International Bond ..... 01/27/17    7.375        937,975
           400,000  Indonesia Government International Bond .... 10/12/35    8.500        486,492
           480,000  Mexico Government
                          International Bond.......................... 01/16/13    6.375        510,480
           250,000  Oriental Republic of Uruguay................ 03/21/36    7.625        279,375
           560,000  Philippine Government
                          International Bond.......................... 01/15/19    9.875        728,000
           175,000  Republic of Ghana(2)........................             10/04/17    8.500        179,375
        1,386,000  Russian Government International
                          Bond(2)...................................                         03/31/30    7.500      1,561,745
                                                                                                        ------------
                          Total Foreign Government Bonds
                          (Identified cost $6,247,149)................                                                              6,479,604
                                                                                                        ------------
                          MUNICIPAL BONDS (4.2%)
        2,450,000  California State............................                    06/01/37    5.000      2,481,532
        2,000,000  Indiana Municipal Power Agency and
                          Power Supply System Revenue...............     01/01/37    5.000      2,057,600
        1,620,000  Los Angeles County, California,
                          Public Works Financing Authority
                          Lease Revenue  ...........................                   09/01/33    5.000      1,671,192
        1,650,000  Massachusetts State Health &
                          Educational Facilities Authority..........        10/01/37    5.000      1,675,707


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                            15


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars)


       Principal                                                                                Maturity      Interest
       Amount                                                                                   Date              Rate                    Value
       ---------                                                                                    --------            --------                    -----
                          MUNICIPAL BONDS (continued)
$      1,310,000  Mississippi Development Bank
                          Special Obligation........................                   07/01/12    5.240%  $ 1,317,847
        2,800,000  Texas State.................................                      04/01/37    5.000     2,893,268
                                                                                                                                                       -----------
                          Total Municipal Bonds
                          (Identified cost $11,950,077)......                                                                   12,097,146
                                                                                                                                                       -----------
                          U.S. GOVERNMENT AGENCY
                          OBLIGATIONS (27.0%)
             47,747  Federal Home Loan Mortgage Corp........... 08/15/13    4.000        47,454
           147,708  Federal Home Loan Mortgage Corp........... 08/15/13    4.500       147,134
           175,000  Federal Home Loan Mortgage Corp........... 05/15/28    5.500       176,473
           180,000  Federal Home Loan Mortgage Corp........... 01/15/29    5.500       180,334
           105,000  Federal Home Loan Mortgage Corp...........10/15/34    5.500       104,100
           250,000  Federal National Mortgage Assoc............. 05/01/08    3.720       248,392
             55,635  Federal National Mortgage Assoc............. 04/01/17    6.500        57,138
           159,333  Federal National Mortgage Assoc............. 03/01/20    4.500       154,178
           142,120  Federal National Mortgage Assoc............. 10/25/21    6.000       145,818
              6 ,949  Federal National Mortgage Assoc............. 12/01/28    7.500         7,376
               4,316  Federal National Mortgage Assoc............. 04/01/29    7.500         4,581
               5,034  Federal National Mortgage Assoc............. 04/01/29    7.500         5,343
             15,925  Federal National Mortgage Assoc............. 12/01/30    7.500        16,893
           973,384  Federal National Mortgage Assoc............. 01/25/31    6.000       974,884
           270,000  Federal National Mortgage Assoc............. 03/25/31    5.500       269,437
            220,681 Federal National Mortgage Assoc............. 07/01/32    7.000       230,893
            121,611 Federal National Mortgage Assoc............. 10/01/33    6.000       122,954
             67,504  Federal National Mortgage Assoc............. 11/25/33    5.500        67,281
           128,272  Federal National Mortgage Assoc............. 03/01/34    4.500       119,818
           581,382  Federal National Mortgage Assoc.(1).........07/01/36    5.733       587,808
        1,016,028  Federal National Mortgage Assoc.(1).........09/01/36    5.821     1,025,592
        3,745,516  Federal National Mortgage Assoc............. 12/01/36    6.000     3,773,809
        1,380,349  Federal National Mortgage Assoc.(1).........01/01/37    5.520     1,392,858
        9,300,155  Federal National Mortgage Assoc............. 07/01/37    6.000     9,369,290
        8,329,828  Federal National Mortgage Assoc............. 07/01/37    6.500     8,526,084
        8,557,849  Federal National Mortgage Assoc............. 08/01/37    6.000     8,621,466
             99,966  Federal National Mortgage Assoc............. 02/25/44    5.950       100,266


   The accompanying notes are an integral part of these financial statements.

                                                        16

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars)


       Principal                                                                               Maturity      Interest
       Amount                                                                                  Date              Rate                    Value
       ---------                                                                                    --------            --------                    -----
                          U.S. GOVERNMENT AGENCY
                          OBLIGATIONS (continued)
$      6,000,000  Federal National Mortgage Assoc.
                          (TBA 30YR) .................................                     11/01/37    5.000   $ 5,758,128
      13,850,000  Federal National Mortgage Assoc.
                          (TBA 30YR) .................................                     11/01/37    5.500    13,646,571
      10,300,000  Federal National Mortgage Assoc.
                          (TBA 30YR) .................................                     11/01/37    6.500    10,541,411
        1,619,707  FHLMC Non Gold Guaranteed(1)................04/01/36    5.405     1,632,571
           349,728  FHLMC Non Gold Guaranteed(1)................12/01/36    5.409       350,600
           655,071  FHLMC Non Gold Guaranteed(1)................01/01/37    5.505       658,568
        1,077,904  FHLMC Non Gold Guaranteed(1)................02/01/37    5.486     1,083,049
           542,017  Freddie Mac Gold Pool.......................           05/01/19    4.000       512,107
        1,797,552  Freddie Mac Gold Pool.......................           05/01/19    4.000     1,698,357
        1,029,050  Freddie Mac Gold Pool.......................           12/01/19    4.000       972,263
        3,008,531  Freddie Mac Gold Pool.......................           02/01/20    4.000     2,842,511
       1,459,364   Freddie Mac Gold Pool.......................           10/01/34    5.500     1,440,555
          174,112   Freddie Mac Gold Pool.......................           11/01/35    5.000       167,276
          132,924   Freddie Mac Gold Pool.......................           12/01/35    5.000       127,705
             99,870  Freddie Mac Gold Pool.......................           12/01/35    5.000        95,949
             68,584  General National Mortgage Assoc.(1)........08/20/29    5.625        69,262
                                                                                -----------
                           Total U.S. Government Agency Obligations
                          (Identified cost $77,910,237)......                               78,074,537
                                                                                -----------
                          U.S. TREASURY NOTES AND BONDS (3.9%)
        3,955,000  U.S. Treasury Bonds(3)......................           02/15/31    5.375     4,284,997
        3,680,000  U.S. Treasury Bonds.........................             02/15/36    4.500     3,532,800
        1,567,987  United States Treasury Inflation
                           Indexed Bonds  ...........................                  01/15/15    1.625     1,521,928
       1,491,180   United States Treasury Inflation
                          Indexed Bonds  ...........................                   04/15/28    3.625     1,836,364
                                                                                                                                              -----------
                          Total U.S. Treasury Notes and Bonds
                          (Identified cost $10,995,183)...............                                             11,176,089
                                                                                                                                         -----------
                           COMMERCIAL PAPER (9.2%)
        1,870,000  Avon Capital Corp...........................               11/08/07    4.864     1,868,237
        1,742,000  Black & Decker Corp.........................             11/01/07    5.001     1,742,000


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                            17


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars)


       Principal                                                                               Maturity      Interest
       Amount                                                                                  Date              Rate                    Value
       ---------                                                                                    --------            --------                    -----
                          COMMERCIAL PAPER (continued)
$      5,000,000  ConocoPhillips..............................                  11/01/07         4.871            $   5,000,000
        1,000,000  Delmarva Power & Light Co...................       11/05/07        5.004                    999,444
        2,700,000  Deutsche Bank Financial LLC.................      11/01/07         4.771                2,700,000
        5,000,000  Dresdner US Finance, Inc....................          11/01/07         4.771                5,000,000
        1,500,000  Gannett Co., Inc............................                   11/05/07        5.004                 1,499,167
        2,500,000  Home Depot, Inc.............................                11/01/07         5.054                2,500,000
        1,000,000  PPL Energy Supply LLC.......................         11/05/07         5.004                   999,444
        2,000,000  Rio Tinto, Ltd..............................                    11/01/07         5.057                2,000,000
        2,300,000  Unicredit Italiano Bank (Ireland) Plc. .....     11/27/07         5.530                2,290,947
                                                                                                                                                      ------------
                          Total Commercial Paper
                          (Identified cost $26,599,239)...............                                                          26,599,239
                                                                                                                                                      ------------
TOTAL INVESTMENTS (Identified cost $304,347,166)(4)....................    105.4%       $304,277,211
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS .................     (5.4)           (15,571,429)
                                                                                                                                 -----              ------------
 NET ASSETS .............................................................                                        100.0%      $288,705,782
                                                                                                                             =====      ==========


(1)   Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the October
      31, 2007 coupon or interest rate.

(2)   Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at October 31, 2007 was $17,327,408, or
      6.0% of net assets.

(3)   Security held as collateral on futures contracts.

(4)   The aggregate  cost for federal income tax purposes is  $304,484,826,  the aggregate gross unrealized  appreciation is $2,165,322,  and the aggregate gross unrealized  depreciation is $2,372,937,  resulting in net unrealized depreciation of $207,615.

   The accompanying notes are an integral part of these financial statements.

                                                      18


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars)

A summary of obligations under open forward foreign currency exchange  contracts outstanding at October 31, 2007 is as follows:

                                                                                                                        Unrealized
                                                                           Notional         Market      Appreciation/
Description                                                         Value             Value      (Depreciation)
-----------                                                               --------             ------            --------------
Buy Contracts:
Australian Dollar settling 11/30/07               2,370,600       2,193,251        $ 14,276
Brazilian Real settling 11/30/07                      5,364,100       3,069,761           58,759
Canadian Dollar settling 11/30/07                 1,173,300       1,235,343           14,376
Canadian Dollar settling 11/30/07                    788,200          829,879            (6,931)
China Renminbi settling 03/13/08               18,876,000       2,565,549            (3,488)
Euro settling 11/30/07                                     1,461,700       2,115,557           10,435
GBP British Pound settling 11/30/07            2,335,100       4,845,883           42,199
Hungarian Forinth settling 11/30/07        153,868,000          883,740             1,823
Indonesian Rupiah settling 11/30/07    7,817,983,400          857,376            (1,460)
Japanese Yen settling 11/30/07                142,117,300       1,236,844            (5,985)
New Zealand Dollar settling 11/30/07         2,545,300       1,949,258            (1,335)
Norwegian Krone settling 11/30/07             8,559,400       1,587,441            (6,212)
Swedish Krona settling 11/30/07               28,937,300       4,552,137            18,300
Swiss Franc settling 11/30/07                       2,535,800      2,191,835             10,849

Sell Contracts:
Canadian Dollar settling 11/30/07               (2,398,800)   (2,525,645)         (16,483)
Czech Koruna settling 11/30/07                (18,012,600)      (969,389)           (5,890)
Euro settling 11/30/07                                   (2,725,900)   (3,945,268)         (18,231)
GBP British Pound settling 11/30/07          (1,132,800)   (2,350,827)         (20,300)
Japanese Yen settling 11/30/07               (191,758,400)   (1,668,869)            8,030
Norwegian Krone settling 11/30/07            (6,410,000)   (1,188,809)            3,606
New Zealand Dollar settling 11/30/07         (2,018,000)  (1,545,438)               734
Swedish Krona settling 11/30/07               (19,335,800)  (3,041,721)         (13,347)
Swiss Franc settling 11/30/07                       (2,092,100)  (1,808,320)         (10,344)
Taiwan Dollar settling 11/30/07                  (28,367,800)    (877,255)                733
                                                                                                                            --------
                                                                                                                        $ 74,114
                                                                                                                         ======

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                            19


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars unless otherwise noted)

A summary of obligations  under open futures contracts at October 31, 2007 is as follows:


                                                                                       Unrealized
              Expiration                                                              Appreciation/
  Position       Date       Contracts           Note/Bond                Value        Depreciation
  --------    ----------    ---------           ---------                -----        -------------
    Long        06/2009        285            90 Day Euro            $  68,086,500      $ 219,250
    Long        09/2009        285            90 Day Euro            $  68,015,250      $ 213,750
    Long        12/2007        110      U.S. 10 Yr Treasury Notes    $  12,101,719      $  94,532
    Short       12/2007      (1,315)     U..S. 5 Yr Treasury Note     $(141,157,031)     $(582,938)
    Short       12/2007       (117)        U.S. Treasury Bonds       $ (13,173,469)     $(277,875)
                                                                                        ---------
                                                                                        $(333,281)
                                                                                        =========


As of  October  31,  2007,  the  Fund  had  segregated  sufficient  cash  and/or securities to cover the initial margin requirements on open futures contracts.

At October 31, 2007, the Fund had the following open swap agreements:


                                                                                       Amount Due
         Notional                                                                   from (to) Broker
          Amount                             Description                                at Value
       ------------                          -----------                            ----------------
GBP     11,200,000      Agreement with JP Morgan terminating 08/03/12 to pay
                        a fixed rate of 6.055% interest and receive the 6 months
                        LIBOR paid semi-annually.                                      $ (430,375)
JPY    586,800,000      Agreement with JP Morgan terminating 03/13/12 to receive
                        a fixed rate of 1.295% interest and pay the 6 months Yen
                        LIBOR paid semi-annually.                                          11,707
SEK     73,600,000      Agreement with Goldman Sachs terminating 03/13/12 to
                        receive a fixed rate of 4.1175% interest and pay the
                        3 months STIBOR paid quarterly.                                  (278,900)
CHF      4,300,000      Agreement with Goldman Sachs terminating 08/07/12 to
                        receive a fixed rate of 3.348% interest and pay the
                        6 months LIBOR paid semi annually.                                 37,830
CHF      6,850,000      Agreement with Goldman Sachs terminating 10/05/12 to
                        receive a fixed rate of 3.1525% interest and pay the
                        6 months LIBOR paid semi-annually.                                  8,862
NZD      5,200,000      Agreement with JP Morgan terminating 08/07/12 to pay
                        a fixed rate of 8.070% interest and receive the 3 months
                        Bank Bill paid quarterly.                                          20,370
        25,000,000      Agreement with Morgan Stanley terminating 03/14/11 to
                        receive a fixed rate of 5.254% interest and pay the
                        3 months LIBOR paid quarterly.                                    440,000
        30,000,000      Agreement with Citigroup terminating 05/11/11 to receive
                        a fixed rate of 5.488% interest and pay the 3 months
                        LIBOR paid quarterly.                                             786,000


   The accompanying notes are an integral part of these financial statements.

                                                        20

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars unless otherwise noted)


                                                                                       Amount Due
         Notional                                                                   from (to) Broker
          Amount                             Description                                at Value
       ------------                          -----------                            ----------------
         5,000,000      Agreement with Goldman Sachs terminating 08/22/2016 to
                        receive a fixed rate of 3.095% interest and pay the
                        United Kingdom Retail Price Index.                             $ (180,955)
        25,000,000      Agreement with JP Morgan terminating 02/01/08 to receive
                        the Lehman CMBS AAA 8.5+ Year Component Index or pay the
                        Lehman CMBS AAA 8.5+ Year Component Index based on the
                        change in the index from the previous Index Fixing Date
                        to the current Index Fixing Date.                                (250,215)
        15,000,000      Agreement with Lehman Brothers terminating 09/20/17 to
                        receive a fixed rate of 2.725% interest and pay Lehman US
                        TIPS Index Return.                                                 25,607
        26,500,000      Agreement with JP Morgan to receive 0.350% interest in
                        exchange for providing protection against default on an
                        index of 125 North American Investment Grade Corporate
                        Entities..                                                        (312,964)
           750,000      Agreement with JP Morgan to receive 1.850% interest in
                        exchange for providing protection against default on a
                        government bond from the Republic of Argentina.                   (50,085)
         2,600,000      Agreement with JP Morgan to receive 0.370% interest in
                        exchange for providing protection against default on a
                        bond issued by Lehman Brothers Holdings, Inc.                     (66,111)
        25,000,000      Agreement with Goldman Sachs terminating 09/11/2011 to
                        receive a fixed rate of 5.205% interest and pay the
                        3 months LIBOR paid quarterly.                                    410,000
         2,800,000      Agreement with Lehman Brothers terminating 12/20/12
                        to pay 0.490% interest and receive protection against
                        default on a bond issued by Whirlpool Corporation.                  1,255
        13,000,000      Agreement with Goldman Sachs to pay 3.250% interest in
                        exchange for receiving protection against the default of
                        an index of the bonds of 100 non investment grade entities
                        based in North America.                                           307,433
         1,500,000      Agreement  with JP  Morgan  to pay  0.690%  interest  in
                        exchange for receiving  protection  against default on a
                        government   bond  from  the   Federative   Republic  of
                        Brazil.                                                             4,408
         2,600,000      Agreement with Goldman Sachs to pay 2.030% interest in
                        exchange for receiving protection against default on a
                        bond from SLM Corporation.                                         32,384
        25,000,000      Agreement with JP Morgan terminating 8/21/10 to receive
                        a fixed rate of 4.8875% interest and pay the 3 months
                        LIBOR BBA paid quarterly.                                         170,000


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                            21


BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars unless otherwise noted)


                                                                                       Amount Due
         Notional                                                                   from (to) Broker
          Amount                             Description                                at Value
       ------------                          -----------                            ----------------
         1,300,000      Agreement with Goldman Sachs terminating 06/20/14 to pay
                        3.080% interest in exchange for receiving 7 yr
                        protection against default on a bond from SLMA
                        Corporation.                                                   $  (54,694)
         5,000,000      Agreement with JP Morgan to pay 0.500% interest in
                        exchange for receiving protection against default on a
                        bond from Waste Management, Inc.                                  (48,469)
        40,000,000      Agreement with JP Morgan terminating 05/18/09 to receive
                        a fixed rate of 5.140% interest and pay the 3 months
                        LIBOR BBA paid quarterly.                                         308,000
        33,000,000      Agreement with JP Morgan terminating 08/31/12 to receive
                        a fixed rate of 5.020% interest and pay the 3 months
                        LIBOR BBA paid quarterly.                                         303,600
         2,800,000      Agreement with Lehman Brothers to pay 1.520% interest in
                        exchange for providing protection against the default of
                        a bond issued by the Bear Stearns Companies, Inc.                 (61,290)
        15,000,000      Agreement with JP Morgan terminating 05/16/12 to receive
                        a fixed rate of 5.0875% interest and pay the 3 months
                        LIBOR paid quarterly.                                             189,000
        13,000,000      Agreement with Lehman Brothers to receive 3.250%
                        interest in exchange for providing protection against
                        the default of an index of the bonds of 100 non
                        investment grade entities based in North America.                (453,683)
        32,000,000      Agreement with JP Morgan terminating 05/18/12 to receive
                        a fixed rate of 5.101% interest and pay the 3 months
                        LIBOR paid quarterly.                                             412,800
           700,000      Agreement with JP Morgan to receive 0.280% interest in
                        exchange for providing protection against default on a
                        bond from Morgan Stanley.                                         (11,060)
           650,000      Agreement with Lehman Brothers to pay 1.750% interest in
                        exchange for receiving protection against default on a
                        bond issued by Owens-Illinois.                                    (20,036)
           650,000      Agreement with Lehman Brothers to pay 0.510% interest in
                        exchange for receiving protection against default on a
                        bond from Century Tel, Inc.                                        (2,298)
           650,000      Agreement with Lehman Brothers to pay 0.560% interest in
                        exchange for receiving protection against default on a
                        bond from Murphy Oil Corporation.                                    (483)


   The accompanying notes are an integral part of these financial statements.

                                                                22

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2007
(expressed in U.S. dollars unless otherwise noted)


                                                                                       Amount Due
         Notional                                                                   from (to) Broker
          Amount                             Description                                at Value
       ------------                          -----------                            ----------------
           650,000      Agreement with Lehman Brothers to pay 0.370% interest in
                        exchange for receiving protection against default on a
                        bond from Marriot International, Inc.                          $   (1,819)
         3,650,000      Agreement with Lehman Brothers to pay 0.155% interest in
                        exchange for receiving protection against default on a
                        bond issued by Citigroup, Inc.                                     50,292
         3,650,000      Agreement with Lehman Brothers to pay 0.165% interest in
                        exchange for receiving protection against default on a
                        bond issued by American Express Company.                           33,075
         3,650,000      Agreement with Lehman Brothers to pay 0.160% interest in
                        exchange for receiving protection against default on a
                        bond issued by Wachovia Corporation.                               52,498
         1,600,000      Agreement with Lehman Brothers to receive 0.640%
                        interest in exchange for providing protection against
                        default on a bond issued by Countrywide Financial
                        Corp.                                                            (184,008)
         2,600,000      Agreement with Lehman Brothers to receive 0.280%
                        interest in exchange for providing protection against
                        default on a bond issued by Goldman Sachs Group,
                        Inc.                                                              (28,272)
         3,650,000      Agreement with Lehman Brothers to pay 0.160% interest in
                        exchange for receiving protection against default on a bond
                        issued by Bank of America Corporation.                             31,479
                                                                                       ----------
                                                                                       $1,200,883
                                                                                       ==========

                        LIBOR - London Interbank Offered Rate
                        STIBOR - Stockholm Interbank Offered Rate


As of October 31, 2007, the Fund had segregated sufficient cash to cover any accrued but unpaid net amounts owed to a swap counterparty.

Currency  Abbreviations:
BRL - Brazilian  Real
CHF - Swiss Franc
EGP - Egyptian Pound
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NZD - New Zealand Dollar
SEK - Swedish Krona

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                                                            23


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007


ASSETS:
   Investments in securities, at value
     (identified cost $304,347,166) ...................................  $304,277,211
   Cash ...............................................................     1,305,482
   Segregated cash...................................................     5,398,014
   Receivables for:
     Capital stock sold..............................................     5,485,000
     Interest and other receivables..................................     3,893,846
     Investments sold................................................     1,766,627
     Swap agreements.................................................     1,200,883
     Unrealized appreciation of forward foreign exchange
       currency contracts .............................................       184,120
     Swap premium received...........................................        98,909
                                                                       ------------
       Total Assets..................................................   323,610,092
                                                                       ------------
LIABILITIES:
   Due to Brown Brothers Harriman (identified cost $9,463)...........         9,855
   Payables for:
     Investments purchased...........................................    33,425,051
     Variation margin on futures contracts...........................       552,532
     Capital stock redeemed..........................................       418,401
     Unrealized depreciation of forward foreign
       exchange currency contracts...................................       110,006
     Investment advisory fees........................................        91,171
     Administrative fees.............................................        45,586
     Shareholder servicing fees......................................        41,325
     Custody and accounting fees.....................................        38,526
     Professional fees...............................................        30,489
     Dividend distributions..........................................        12,901
     Board of Trustees' fees.........................................         4,247
     Accrued expenses and other liabilities..........................       124,220
                                                                       ------------
       Total Liabilities.............................................    34,904,310
                                                                       ------------
NET ASSETS   .........................................................  $288,705,782
                                                                       ============
Net Assets Consist of:

   Par value ..........................................................  $     29,097
   Paid-in capital...................................................   297,014,408
   Undistributed net investment income...............................       938,997
   Accumulated net realized loss on investments and
     futures contracts ................................................   (10,575,859)
   Net unrealized appreciation on investments and foreign
     currency translations ............................................     1,299,139
                                                                       ------------
Net Assets ............................................................  $288,705,782
                                                                       ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES NET ASSET VALUE
   ($167,517,159 / 16,880,636 shares outstanding)....................         $9.92
                                                                              =====
CLASS I SHARES NET ASSET VALUE
   ($121,188,623 / 12,216,705 shares outstanding)....................         $9.92
                                                                              =====


   The accompanying notes are an integral part of these financial statements.


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended October 31, 2007

NET INVESTMENT INCOME:
   Income:
     Interest and other income (net of withholding taxes
       of $46,501)...............................................   $13,614,290
     Securities lending income...................................         1,969
                                                                    -----------
       Total Income..............................................    13,616,259
                                                                    -----------
EXPENSES:
   Investment advisory fees......................................       520,335
   Administrative fees...........................................       260,168
   Shareholder servicing fees....................................       234,116
   Custody and accounting fees...................................       232,087
   Professional fees.............................................        36,368
   Board of Trustees' fees.......................................        29,316
   Miscellaneous expenses........................................       133,838
                                                                    -----------
     Total Expenses..............................................     1,446,228
     Expense offset arrangement..................................       (15,517)
                                                                    -----------
     Net Expenses................................................     1,430,711
                                                                    -----------
   Net Investment Income.........................................    12,185,548
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS:
   Net realized loss on investments, futures contracts and
     swap agreements ..............................................    (5,053,855)
   Net change in unrealized depreciation on investments and
     foreign currency translations...............................      (361,679)
                                                                    -----------
   Net Realized and Unrealized Loss..............................    (5,415,534)
                                                                    -----------
Net Increase in Net Assets Resulting from Operations.............   $ 6,770,014
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                          25


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                               FOR THE YEARS ENDED OCTOBER 31,
                                                               -------------------------------
                                                                     2007            2006
                                                               -------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment income ...................................   $  12,185,548    $  11,967,371
     Net realized loss on investments, futures
     contracts and swap agreements ...........................      (5,053,855)      (5,694,292)
     Net change in unrealized appreciation (depreciation) on
       investments and foreign currency translations.. .......        (361,679)       4,454,640
                                                               -------------    -------------
     Net increase in net assets resulting from operations ....       6,770,014       10,727,719
                                                               -------------    -------------
   Dividends and distributions declared:
     From net investment income:
     Class N .................................................      (6,668,697)      (6,782,672)
     Class I .................................................      (4,657,983)      (4,787,636)
     From net realized gains
     Class N .................................................              --       (1,150,107)
     Class I .................................................              --         (767,109)
                                                               -------------    -------------
       Total dividends and distributions declared ............     (11,326,680)     (13,487,524)
                                                               -------------    -------------
   Capital stock transactions:

     Net proceeds from sales of capital stock ................      85,260,256       42,339,515
     Net asset value of capital stock issued to shareholders
       for reinvestment of dividends and distributions .......         395,914        6,856,683
     Net cost of capital stock redeemed ......................     (33,205,938)     (48,899,732)
                                                               -------------    -------------
       Net increase in net assets resulting from
         capital stock transactions ..........................      52,450,232          296,466
                                                               -------------    -------------
Total increase (decrease) in net assets ......................      47,893,566       (2,463,339)

NET ASSETS:
   Beginning of year .........................................     240,812,216      243,275,555
                                                               -------------    -------------
   End of year (including undistributed net investment
     income of $938,997 and $566,109, respectively) ........   $ 288,705,782    $ 240,812,216
                                                               =============    =============


   The accompanying notes are an integral part of these financial statements.


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year


                                                 For the years ended October 31,
                                    --------------------------------------------------------------
                                     2007          2006          2005          2004          2003
                                    ------        ------        ------        ------        ------
Net asset value, beginning
   of year ........................   $10.10        $10.19        $10.57        $10.57        $10.25
                                    ------        ------        ------        ------        ------
Income from investment
   operations:
   Net investment income(1). ......     0.46          0.48          0.42          0.43          0.59
   Net realized and unrealized
     gain (loss) ..................    (0.21)        (0.03)        (0..27)         0.17          0.33
                                    ------        ------        ------        ------        ------
     Total income from investment
       operations .................     0.25          0.45          0.15          0.60          0.92
                                    ------        ------        ------        ------        ------
Less dividends and distributions:
   From net investment income .....    (0.43)        (0.46)        (0.41)        (0.44)        (0.60)
   From net realized gains ........       --         (0.08)        (0.12)        (0.16)           --
                                    ------        ------        ------        ------        ------
     Total dividends and
       distributions ..............    (0.43)        (0.54)        (0.53)        (0.60)        (0.60)
                                    ------        ------        ------        ------        ------
Net asset value, end of year ....   $ 9.92        $10.10        $10.19        $10.57        $10.57
                                    ======        ======        ======        ======        ======
Total return ......................     2.42%         4.64%         1.49%         5.77%         9.33%
Ratios/Supplemental data:
   Net assets, end of year
     (in millions) ................   $  168        $  147        $  149        $  110        $  115
   Expenses as a percentage of
     average net assets ...........     0.61%(2)      0.55%(2)      0.57%(2)      0.55%(3)      0.55%(3)
   Ratio of net investment income
     to average net assets ........     4.62%         4.75%         4.06%         4.14%         5.55%
Portfolio turnover rate ...........      275%          325%          211%          210%          249%(4)


----------

(1)   Calculated using average shares outstanding for the year.

(2)   The ratio of expenses to average net assets for the years ended October
      31, 2007, 2006 and 2005 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.62%, 0.56% and 0.58%, respectively.

(3)   Had the expense payment agreement, which terminated on December 31, 2004, not been in place, the ratio of expenses to average net assets would have been as follows:

                        N/A         N/A        N/A       0.61%       0.62%

(4)   Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Broad Market Fund (the "Portfolio") in which the
      Fund invested through December 3, 2002.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2007                                          27


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period


                                                                                           For the period from
                                                                                            December 3, 2002
                                                 For the years ended October 31,            (commencement of
                                         ----------------------------------------------       operations) to
                                           2007           2006        2005       2004        October 31, 2003
                                         -------        -------     -------     -------    -------------------
Net asset value, beginning of
  period ...............................   $ 10.10        $ 10.19     $ 10.57     $ 10.57          $ 10.22
                                         -------        -------     -------     -------          -------
Income from investment operations:
   Net investment income(1) ............      0.48           0.50        0.44        0.46             0.53
   Net realized and unrealized
     gain (loss) .......................     (0.20)         (0.04)      (0.27)       0.15             0.34
                                         -------        -------     -------     -------          -------
   Total income from investment
     operations ........................      0.28           0.46        0.17        0.61             0.87
                                         -------        -------     -------     -------          -------
Less dividends and distributions:
   From net investment income.........     (0.46)         (0.47)      (0.43)      (0.45)           (0.52)
   From net realized gains .............        --          (0.08)      (0.12)      (0.16)              --
                                         -------        -------     -------     -------          -------
     Total dividends and distributions     (0.46)         (0.55)      (0.55)      (0.61)           (0.52)
                                         -------        -------     -------     -------          -------
   Net asset value, end of period ......   $  9.92        $ 10.10     $ 10.19     $ 10.57          $ 10.57
                                         =======        =======     =======     =======          =======
   Total return ........................      2.58%          4.79%       1.64%       5.91%            9.48%
   Ratios/Supplemental Data:
   Net assets, end of period
     (in millions) .....................   $   121        $    94     $    94     $    91          $    87
   Expenses as a percentage of average
     net assets ........................      0.46%(2)       0.40%(2)    0.42%(2)    0.40%(4)         0.40%(3),(4)
   Ratio of net investment income to
     average net assets ................      4.78%          4.92%       4.21%       4.36%            5.42%(3)
   Portfolio turnover rate .............       275%           325%        211%        210%             249%(3),(5)


----------
(1)   Calculated using average shares outstanding for the year.

(2)   The ratio of expenses to average net assets for the year ended October 31,
      2007, 2006 and 2005 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.47%, 0.41%, and 0.44%, respectively.

(3)   Annualized.

(4)   Had the expense payment agreement, which terminated on December 31, 2004, not been in place, the ratio of expenses to average net assets would have been as follows:

                        N/A     N/A     N/A    0.45%     0.46%(3)

(5)   Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Portfolio in which the Fund invested through
      December 3, 2002.

   The accompanying notes are an integral part of these financial statements.


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2007

1.    Organization and Significant  Accounting  Policies.  BBH Broad Market Fund
      (the "Fund")  (formerly  BBH Broad Market Fixed Income Fund) is a separate diversified  series of BBH Trust (the "Trust"),  which is registered under the Investment  Company Act of 1940, as amended as an open-end  management investment company.  The Trust was originally  organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and  re-organized as a  Delaware  statutory  trust on June  12,  2007.  The  Fund  commenced operations  on  December  22,  2000.  On  August  6,  2002,  the  Trustees
      reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class I commenced on December
      3, 2002.  Class N and Class I shares have  different  operating  expenses.
      Neither  Class N shares nor Class I shares  convert to any other  class of the Fund. At October 31, 2007, there were seven series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles  generally  accepted  in the United  States of  America,  which require  management to make certain  estimates and assumptions at the date of the  financial  statements  and are based,  in part,  on the  following accounting policies. Actual results could differ from those estimates.

      A.    Valuation of Investments.  Bonds and other fixed income  securities, including restricted  securities' (other than short-term obligations but  including  listed  issues)  are valued at their most recent bid prices (sales price if the  principal  market is an exchange) in the principal  market in which such securities are normally  traded,  on the basis of valuations furnished by a pricing service, use of which has been approved by the Trustees.  In making such  valuations,  the
            pricing  service  utilizes  both   dealer-supplied   valuations  and
            electronic  data  processing  techniques  which  take  into  account appropriate  factors such as  institutional-size  trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue,  trading  characteristics  and  other  market  data,  without
            exclusive    reliance    upon   quoted   prices   or   exchange   or
            over-the-counter  prices,  since such  valuations  are  believed  to reflect more accurately the fair value of such securities.

            Securities  or other  assets  for which  market  quotations  are not readily  available  are  valued  at fair  value in  accordance  with procedures  established  by and under the  general  supervision  and responsibility of the Trustees.  Short-term investments which mature in 60 days or less are valued at  amortized  cost if their  original maturity was 60 days or less,  or by  amortizing  their value on the
            61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days,  unless this is determined not to represent fair value by the Trustees.

      B.    Accounting for Investments and Income.  Investment  transactions are accounted for on the trade date.  Realized gains and losses, if any,
            from  investment   transactions  are  determined  on  the  basis  of
            identified  cost.  Interest  income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium  amortization on the investments of the
            Fund.  Investment  income is recorded net of foreign taxes  withheld where  recovery of such tax is uncertain.  Debt  obligations  may be placed on  non-accrual  status and  related  interest  income may be reduced  by  ceasing  current  accruals  and  writing  off  interest receivable  when the  collection of all or a portion of interest has become doubtful based on  consistently  applied  procedures.  A debt obligation  is  removed  from  non-accrual  status  when the  issuer resumes  interest  payments  or when  collectibility  of interest is reasonably assured.

      C.    Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal  Reserve  Bank of New York.  Repurchase  agreements  are transactions in which the Fund buys a security from a dealer or bank and agrees to

FINANCIAL STATEMENT OCTOBER 31, 2007                                          29


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2007

            sell the security back at a mutually agreed upon time and price. The repurchase  price  exceeds  the sale  price,  reflecting  the Fund's return on the  transaction or effectively  the interest rate paid by the dealer to the Fund.  This return is  unrelated  to the  interest rate on the underlying security. The Fund will enter into repurchase
            agreements   only  with   banks  and  other   recognized   financial
            institutions, such as securities dealers, deemed creditworthy by the
            Investment Adviser.  The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase  agreements.  The
            Investment  Adviser or  sub-custodian  will monitor the value of the underlying  security  each  day to  ensure  that  the  value  of the security always equals or exceeds the repurchase  price.  Repurchase agreements  are subject to credit  risks.  At October 31, 2007,  the
            Fund had no open repurchase agreements.

      D.    Forward Foreign Currency Exchange Contracts. The Fund may enter into
            forward  foreign  currency  exchange   contracts   ("contracts")  in
            connection with planned  purchases or sales of securities,  to hedge the U.S. dollar value of Fund securities denominated in a particular currency,  or to increase or shift its exposure to a currency  other than  U.S.  dollars.  The Fund  has no  specific  limitation  on the percentage  of  assets  which  may be  committed  to these  types of contracts.  The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their  contracts or if the value of the foreign currency changes  unfavorably.  The U.S.
            dollar  values  of  foreign  currency   underlying  all  contractual
            commitments  held by the Fund are determined  using forward currency
            exchange  rates  supplied  by  a  quotation   service.   Information
            regarding forward foreign exchange  contracts is included at the end of the Portfolio of Investments.

      E.    Swap Agreements.  The Fund may enter into swap agreements. A swap is an exchange of cash payments  based on a notional  principal  amount between  the Fund and  another  party  which is based on a  specific financial index.  These  transactions are entered into in an attempt to obtain a particular return when it is considered  desirable to do so,  possibly  at a lower  cost to the  Fund  than if the  Fund  had invested directly in an instrument that yielded that desired return.
            Cash payments are  exchanged at specified  intervals and recorded in the  Statement  of  Operations  as realized  gains and  losses.  The expected  income or expense is  recorded  on an accrual  basis.  The value of the  swap is  adjusted  daily  and the  change  in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential  inability of counter  parties  to meet  the  terms  of  their  contract  and from unanticipated  changes in the value of the financial  index on which the swap agreement is based.  Risks may exceed amounts recognized on the Statement of Assets and Liabilities.  The Fund may use swaps for both hedging and non-hedging  purposes.  For hedging  purposes,  the
            Fund may use swaps to reduce its  exposure to  interest  and foreign exchange rate fluctuations.  For non-hedging purposes,  the Fund may use  swaps  to  take  a  position  on  anticipated  changes  in  the underlying financial index. Information regarding swap agreements is included at the end of the Portfolio of Investments.

      F.    Financial  Futures  Contracts.  The Fund may enter into open futures contracts in order to hedge against  anticipated  future  changes in interest rates which  otherwise  might either  adversely  affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the  investment  the Fund has in a particular  contract and does not necessarily  represent  the  amounts  potentially  subject  to risk.
            Trading in futures contracts involves,  to varying degrees,  risk of loss in excess of any  futures  variation  margin  reflected  in the
            Statement of Assets


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2007

            and  Liabilities.  The  measurement of risk  associated with futures contracts  is  meaningful  only  when  all  related  and  offsetting transactions are considered.  Gains and losses are realized upon the expiration or closing of the futures  contracts.  Futures  contracts held by the Fund are valued daily at the official  settlement  price of  the  exchange  on  which  it is  traded.  Information  regarding financial  futures contracts is included at the end of the Portfolio of Investments.

      G.    Rule 144A Securities.  The Fund may purchase securities that are not registered  under the 1933 Act,  but that can be sold to  "qualified institutional  buyers" in accordance with the requirements stated in
            Rule 144A  under the 1933 Act (Rule  144A  Securities).  A Rule 144A
            Security may be considered illiquid and therefore subject to the 15%
            limitation  on the  purchase  of illiquid  securities,  unless it is determined  on an ongoing  basis  that an  adequate  trading  market exists for the security.  Guidelines have been adopted and the daily function  of  determining  and  monitoring  liquidity  of Rule  144A
            Securities  has  been  delegated  to  the  Investment  Adviser.  All relevant  factors will be considered in determining the liquidity of
            Rule 144A  Securities and all  investments  in Rule 144A  Securities
            will  be  carefully  monitored.   Information  regarding  Rule  144A
            securities is included at the end of the Portfolio of Investments.

      H.    Securities  Lending.  The Fund may lend its portfolio  securities to broker-dealers, qualified banks and certain institutional investors.
            The loans are secured by  collateral  in an amount equal to at least the  market  value at all times of the  loaned  securities  plus any accrued  interest and dividends.  During the time the securities are on loan,  the  Fund  will  continue  to  receive  the  interest  and dividends or amounts  equivalent  thereto,  on the loaned securities while  receiving a fee from the borrower or earning  interest on the investment of the cash collateral.  Loans are subject to termination at the option of the borrower or the Fund.  Upon  termination of the loan, the borrower will return to the lender securities identical to the  loaned  securities.  The  Fund  may  pay  reasonable  finders', administrative  and custodial fees in connection  with a loan of its securities and may share the interest  earned on the collateral with the  borrower.  The Fund bears the risk of delay in recovery  of, or even loss of rights in, the securities loaned should the borrower of the securities fail  financially.  At October 31, 2007, the Fund had no open securities lending.

      I.    Federal  Income  Taxes.  It is the Fund's  policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated  investment companies and to distribute all of its taxable income to its  shareholders.  Accordingly,  no  federal  income  tax provision is required.  The Fund files a tax return  annually  using tax accounting  methods  required under provisions of the Code which may differ  from  accounting  principles  generally  accepted in the
            United  States  of  America,  the  basis  on which  these  financial statements are prepared.  Accordingly,  the amount of net investment income and net realized gain reported on these financial  statements may  differ  from that  reported  on the  Fund's  tax  return due to certain  book-to-tax  timing differences such as losses deferred due
            to  "wash  sale"   transactions  and  utilization  of  capital  loss
            carryforwards.     These    differences    result    in    temporary
            over-distributions   for  financial   statement   purposes  and  are
            classified as  distributions  in excess of accumulated  net realized
            gains  or  net  investment  income.   These   distributions  do  not
            constitute   a  return  of  capital..   Permanent   differences   are
            reclassified  on the  Statement of Assets &  Liabilities  based upon their tax classification. As such, the character of distributions to shareholders  reported in the Financial  Highlights table may differ from that reported to shareholders on Form 1099-DIV.

FINANCIAL STATEMENT OCTOBER 31, 2007                                          31


BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2007

      J.    Dividends   and   Distributions   to   Shareholders.   Dividends  to
            shareholders  are  generally  declared  and  paid  monthly  and  are recorded on the  ex-dividend  date.  Distributions  from net capital gains,  if any, are  generally  declared  and paid  annually and are recorded on the ex-dividend date. The tax character of distributions paid  during the  fiscal  years  ended  October  31,  2007 and 2006, respectively, were as follows:


                                 Distribution paid from:
---------------------------------------------------------------------------------------
                            Net             Total                            Total
         Ordinary        Long term         taxable        Tax return      distributions
          Income        capital gain    distributions     of capital          paid
         --------       ------------    -------------     ----------      -------------
2007:   $11,326,680      $   --         $11,326,680            --         $11,326,680
2006:    12,915,003       572,521        13,487,524            --          13,487,524


            As of October 31, 2007 and 2006,  respectively,  the  components  of accumulated earnings/(deficit) on a tax basis were as follows:


                               Components of accumulated earnings/(deficit):
---------------------------------------------------------------------------------------------------
                                                                                          Total
        Undistributed   Undistributed                  Accumulated      Unrealized      accumulated
          ordinary        long-term     Accumulated    capital and      appreciation/    earnings/
           income       capital gains     earnings     other losses    (depreciation)    (deficit)
        -------------   -------------   -----------    ------------    --------------  -------------
2007:     $436,155           --           $436,155     $(10,771,480)     $(207,615)    $(10,542,940)
2006:      530,515           --            530,515       (5,783,575)     1,612,752       (3,640,308)


            Total distributions paid differ from the Statement of Changes in Net
            Assets  because  for tax  purposes  dividends  are  recognized  when actually  paid.  The  differences  between  book-basis and tax-basis unrealized appreciation/ (depreciation) is attributable primarily to the tax deferral of losses on wash sales, forward currency contracts marked to market and futures marked to market.

            The  Fund  had a net  capital  loss  carryforward  of  approximately
            $10,771,480 which expires as follows:

                          Expiration Date              Amount
                          ---------------           -----------
                             10/31/2014             $ 5,375,549
                             10/31/2015               5,395,931
                                                    -----------
                                                    $10,771,480
                                                    ===========

            To the  extent  future  capital  gains are  offset by  capital  loss carryforwards, such gains will not be distributed.

      K.    Accounting   Developments.   In  June  2006,   Financial  Accounting
            Standards Board Interpretation No. 48, Accounting for Uncertainty in
            Income Taxes - an  interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years  beginning  after  December
            15,  2006.  FIN 48 sets forth a threshold  for  financial  statement recognition, measurement and disclosure of a tax position taken


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2007

            or expected to be taken on a tax return.  While not expected to have a material  impact on the Fund's  financial  statements,  management will be evaluating  the impact,  if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

            In September 2006,  Statement of Financial  Accounting Standards No.
            157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value,  establishes a framework  for  measuring  fair value and expands  disclosures  about fair value  measurements.  Management is currently  evaluating the  implication of SFAS 157. At this time its
            impact  on  the  Fund's  financial   statements  has  not  yet  been
            determined.

2.    Transactions with Affiliates.

      Advisory  and  Administrative  Fees.  Effective  June  12,  2007,  under a
      combined  Investment   Advisory  and  Administrative   Services  Agreement
      ("Agreement")  with the  Trust,  Brown  Brothers  Harriman  & Co.  ("BBH")
      provides  investment advice,  and portfolio  management and administrative services  to the  Fund.  BBH  receives  a  combined  fee from the Fund for advisory and administrative  services calculated daily and paid monthly at an annual rate equivalent to 0.30% of the fund's average daily net assets.
      Prior to June 12,  2007  under a  separate  agreement  that  covered  only advisory fees, BBH received a fee from the Fund calculated  daily and paid monthly at an annual rate of 0.20% of the Fund's  average daily net assets and Brown  Brothers  Harriman Trust  Company,  LLC  ("BBHTC"),  the Fund's
      administrator, under a separate agreement that covered only administrative services,  received a fee from the Fund calculated  daily and paid monthly at an annual  rate  equivalent  to 0.10% of the Fund's  average  daily net assets.  BBH has a  sub-administration  services  agreement with Federated
      Services Company ("FSC") for which FSC receives  compensation paid by BBH.
      For the year ended  October  31,  2007,  the Fund  incurred  $780,503  for advisory and administrative services.

      Shareholder   Servicing  Fees.  The  Trust  has  a  shareholder  servicing agreement  with BBH.  BBH  receives a fee from the Fund for such  services calculated  daily and paid  monthly at an annual  rate of 0.15% of Class N shares' average daily net assets. For the year ended October 31, 2007, the
      Fund incurred $234,116 for shareholder servicing services.

      Custody and Accounting Fees. BBH acts as a custodian and receive a custody and accounting fee from the Fund  calculated  daily and paid monthly.  BBH holds all cash and  investments  and calculates the daily net asset value.
      The  custody  fee is a  transaction  based fee with an annual  minimum  of
      $30,000,  and the  accounting  fee is calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended October 31, 2007,  the Fund  incurred  $232,087 for custody and accounting  services.  These fees for the Fund were reduced by $15,517 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is  overdrawn,  under the custody  agreement  with
      BBH,  BBH will  make  overnight  loans  to the  Fund to cover  overdrafts.
      Pursuant to their  agreement the Fund will pay the Federal Funds overnight investment  rate on the day of overdraft.  As of October 31, 2007 the Fund had $9,865 outstanding under such arrangements. The total interest paid by the Fund for the year ended October 31, 2007 was $13,005.

      Securities  Lending Fees. The Trust has a security lending  agreement with
      BBH for which BBH receives a fee from the Fund for each  security  loaned.
      For the  year  ended  October  31,  2007,  the Fund  paid  $104 to BBH for security lending services.

FINANCIAL STATEMENT OCTOBER 31, 2007                                          33


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2007

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2007, the Fund incurred $29,316 for these fees.

3.    Investment Transactions.  For the year ended October 31, 2007, the cost of purchases  and the proceeds of sales of investment  securities  other than short-term investments were $753,645,178 and $669,171,601, respectively.

4.    Securities on Loan. As of October 31, 2007,  the Fund had no securities on loan.

5.    Capital Stock. BBH Fund, Inc. was permitted to issue 2,500,000,000  shares of capital stock, par value $.001 per share, of which  277,777,778  shares were  classified  as Class N  shares  of the  Fund  and  277,777,778  were classified  as Class I shares of the  Fund.  The  Trust  offers  unlimited shares without par value.  Transactions in shares of capital stock were as follows:


                                            SHARES                           AMOUNT
                              For the years ended October 31,    For the years ended October 31,
                              -------------------------------    -------------------------------
                                  2007               2006            2007               2006
                              ------------       ------------    ------------       ------------
Class N
Capital stock sold ..........      4,662,728          2,691,831     $46,611,159        $27,155,668
Capital stock issued in
  connection with
  reinvestment of
  dividends .................                                        37,982            343,925                   380,499          3,454,818
Capital stock redeemed.....                   (2,351,936)        (3,167,700)                (23,516,924)       (31,750,476)
                                                                ------------       ------------                         ------------       ------------
Net increase (decrease))...                   2,348,774           (131,944)               $23,474,734        $(1,139,990)
                                                       ============       ============    ============       ============

Class I
Capital stock sold ..........      3,880,649          1,487,919     $38,649,097        $15,183,847
Capital stock issued in
   connection with
  reinvestment of
  dividends .................          1,548            338,884          15,415          3,401,865
Capital stock redeemed.....       (977,038)        (1,727,757)     (9,689,014)       (17,149,256)
                              ------------       ------------    ------------       ------------
Net increase ................      2,905,159             99,046     $28,975,498         $1,436,456
                              ============       ============    ============       ============



BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION
October 31, 2007

Supplemental  Proxy  Information.  A  Special  Meeting  of BBH Fund,  Inc.  (the
"Corporation")  was held on May 23, 2007. On April 5, 2007,  the record date for shareholders  voting at the meeting,  there were 108,931,295  total  outstanding shares of the Corporation and 25,995,107 total outstanding shares of the Fund.

The following item was considered by  shareholders  of the  Corporation  and the result of their voting is listed below.  Unless  otherwise  noted the matter was approved.

Proposals:

(1)   To elect two Trustees of the Funds;

Samuel F. Pryor IV

   Shares voted affirmatively.................      89,470,872
   Shares voted negatively....................         283,884
   Shares abstaining..........................          19,777

H. Whitney Wagner

   Shares voted affirmatively.................      89,474,508
   Shares voted negatively....................         280,248
   Shares abstaining..........................          19,777

The  following  items were  considered by Fund  shareholders  and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

(2)   To approve a new combined investment advisory and administrative  services agreement for the Fund with the current investment adviser of the Fund;

   Shares voted affirmatively.................      23,994,621
   Shares voted negatively....................          17,178
   Shares abstaining..........................               0

(3)   To approve changes to the Fund's fundamental  investment policies in order to modernize  its  investment  restrictions  and  increase its  investment flexibility:

      (a)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            diversification;

            Shares voted affirmatively........      23,994,621
            Shares voted negatively...........          17,178
            Shares abstaining.................               0

      (b)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            concentration;

            Shares voted affirmatively........      23,994,621
            Shares voted negatively...........          17,178
            Shares abstaining.................               0

FINANCIAL STATEMENT OCTOBER 31, 2007                                          35


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION (continued)
October 31, 2007

      (c)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            underwriting;

            Shares voted affirmatively........      23,994,621
            Shares voted negatively...........          17,178
            Shares abstaining.................               0

      (d)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            investing in commodities;

            Shares voted affirmatively........      23,994,621
            Shares voted negatively...........          17,178
            Shares abstaining.................               0

      (e)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            investing in real estate;

            Shares voted affirmatively........      23,994,621
            Shares voted negatively...........          17,178
            Shares abstaining.................               0

      (f)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            borrowing money and issuing senior securities;

            Shares voted affirmatively........      23,994,621
            Shares voted negatively...........          17,178
            Shares abstaining.................               0

      (g)   To amend the Fund's fundamental investment policy regarding lending;

            Shares voted affirmatively........      23,994,621
            Shares voted negatively...........          17,178
            Shares abstaining.................               0

      (h)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental
            investment   policy   regarding   selling   short;

            Shares   voted affirmatively........    24,011,799
            Shares voted negatively...........               0
            Shares abstaining.................               0

      (i)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental investment policy regarding illiquid securities;

            Shares voted affirmatively........      23,994,621
            Shares voted negatively...........          17,178
            Shares abstaining.................               0

      (j)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental
            investment  policy  regarding   investing  in  securities  of  other
            investment companies;

            Shares voted affirmatively........      23,994,621
            Shares voted negatively...........          17,178
            Shares abstaining.................               0


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION (continued)
October 31, 2007

      (k)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental investment policy regarding purchases on margin;

            Shares voted affirmatively........      23,946,680
            Shares voted negatively...........          65,119
            Shares abstaining.................               0

(4)   To approve the proposed Reorganization  Agreement,  pursuant to which each series of BBH Fund,  Inc. would be  reorganized as separate  series of BBH
      Trust, (the "New BBH Trust"), a newly formed Delaware statutory trust.

      Shares voted affirmatively.............      23,994,621
      Shares voted negatively................          17,178
      Shares abstaining......................               0

FINANCIAL STATEMENT OCTOBER 31, 2007                                          37


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2007

EXAMPLE

As a shareholder of BBH Broad Market Fund (the "Fund"),  you may incur two types of costs: (1) transaction costs on purchase payments,  reinvested dividends,  or other distributions;  redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare  these  costs with the ongoing  costs of  investing  in other  mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 to October 31, 2007).

ACTUAL EXPENSES

The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2007

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs  only  and  do not  reflect  any  transactional  costs,  such  as redemption  fees or exchange  fees.  Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the
relative  total  costs  of  owning  different  funds.  In  addition,   if  these
transactional costs were included, your costs would have been higher.

                                                              Expenses Paid
                             Beginning       Ending           During Period
                          Account Value   Account Value       May 1, 2007 to
                           May 1, 2007   October 31, 2007  October 31, 2007(1)
                          -------------  ----------------  -------------------
Class N
Actual..................      $1,000        $  690.00             $2.85
Hypothetical(2).........      $1,000        $1,021.47             $3.36

                                                              Expenses Paid
                             Beginning       Ending           During Period
                          Account Value   Account Value       May 1, 2007 to
                           May 1, 2007   October 31, 2007  October 31, 2007(1)
                          -------------  ----------------  -------------------
Class I
Actual..................      $1,000        $  710.00             $2.24
Hypothetical(2).........      $1,000        $1,022.22             $2.61

----------

(1)   Expenses  are equal to the Fund's  annualized  expense  ratio of 0.67% and
      0.52% for Class N and I shares,  respectively,  multiplied  by the average account  value over the  period,  multiplied  by 184/365  (to  reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation,  the  applicable  annualized  expense ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT OCTOBER 31, 2007                                          39


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION

The qualified  investment income (QII) percentage for the year ended October 31,
2007 was 83.51%

In January 2008,  shareholders  will receive on Form 1099-DIV which will include their share of qualified  dividends during the calendar year 2007.  Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
OCTOBER 31, 2007 (UNAUDITED)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 11, 2006,  the Board of Trustees  (the "Board") of
the Trust unanimously approved a new Combined Investment Advisory/Administrative
Services Agreement ("Combined  Agreement").  The Board determined that the terms of the  Combined  Agreement  will be  substantially  identical  to  those of the current  advisory and  administration  agreements of the Funds,  noting that the most significant  difference in the Combined  Agreement is a single fee for both advisory and administrative  services. The following is a summary of the factors the Board took into consideration in making its determination to approve the new
Combined Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman & Co.
("BBH")

The Board noted that, under the Combined Agreement in respect of each Fund, BBH, subject to the  supervision of the Board,  will be  responsible  for providing a continuous  investment  program  and  making  purchases  and sales of  portfolio securities  consistent with the Funds' investment objective and policies.  Under the Combined Agreement, BBH also provides administrative services to each Fund.

The Board  considered  the scope and  quality of  services to be provided by BBH under the Combined  Agreement and noted that the scope of services  provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example,  BBH is responsible  for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs  have  recently  been refined and  enhanced in light of new  regulatory requirements.  The Board  considered the quality of the investment  research and administrative  capabilities  of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall,  they were satisfied  with the  nature,  extent and  quality  of  services  expected  to be provided to each of the Funds under the Combined Agreement.

Costs of Services Provided and Profitability to BBH

At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability of BBH's current  investment  company advisory and other fees. The
Board also reviewed BBH's  profitability data for each Fund, which also included the effect of revenue  generated by the shareholder  servicing,  administration, custody and other fees paid by the Fund.  The Board  discussed the difficulty of making  comparisons  of  profitability  because  comparative  information is not generally publicly available and is affected by numerous factors,  including the
structure  of  the  service  provider,   the  types  of  funds  it  manages  and
administers,  its business mix, numerous assumptions  regarding  allocations and the entity's capital structure and cost of capital. In considering profitability information,  the Board  considered  the effect of  fall-out  benefits  on BBH's expenses,  as well as the "revenue  sharing"  arrangements  BBH has entered into with certain entities that distribute  shares of the Funds. The Board focused on
profitability   of  BBH's   relationships   with  the  Funds  before  taxes  and
distribution  expenses.  The Board  concluded  that it was satisfied  that BBH's level of profitability from its relationship with each Fund was not excessive.

FINANCIAL STATEMENT OCTOBER 31, 2007                                          41


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2007 (unaudited)

Fall-Out Benefits

The  Board   considered  that  BBH  does  not  allocate  the  Funds'   portfolio
transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates.. The
Board received and reviewed  information  concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain funds, and is the Funds' administrator, custodian and securities lending agent.  The Board  noted that BBH  retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board  recognized  that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH.. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board  noted  that the Funds'  combined  fee  schedules,  other than the fee schedule for BBH Money Market Fund, do not contain breakpoints.  As a result, if assets  increase,  the fee rates  would not be  reduced  for these  Funds on the incremental  assets.  With respect to the BBH Money Market Fund,  the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into  account  the  effects of  inflation  or such other basis as may be appropriate,  subject to the approval of  shareholders to the extent required by the 1940 Act.

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  they had been provided over many years,  the Board observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds, there


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2007 (unaudited)

appeared to be no  uniformity  or pattern in the fees and asset  levels at which breakpoints  (if any)  apply.  In light of the Funds'  current  size and expense structure,  the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund.

Investment Results

The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on October 2, 2006, the Board received detailed performance information for each Fund at each regular Board meeting  during the year. At the meeting held on
October 2, 2006, the Board reviewed information showing performance of each Fund compared to its peers over the prior 1-, 3-, and 5- year  periods  and  compared the performance  information to one or more  securities  indices over comparable periods.

Combined Fee Rate

The  Board  considered  the fee  rate to be paid by each  Fund to BBH The  Board recognized that it is difficult to make  comparisons of these fee rates, and the combined advisory and  administration  fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following  factors specific to the BBH Broad Market Fund also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board reviewed the information  showing  performance of the BBH Broad Market
Fund's Class N shares and Class I shares compared to the Lehman Aggregate Index.
Both classes of the BBH Broad Market Fund on a pre-fee  basis  outperformed  the benchmark over all relevant periods and on an after-fee basis performed  roughly in line with or modestly exceeded the benchmark over all relevant  periods.  The
Board viewed with favor this  performance  and noted the  benchmark has no fees.
The Board also noted the expense  ratio for both share classes were in line with or lower than many funds of similar  size and  investment  mandate.  Taking into account these comparisons and the other factors considered,  the Board concluded that the BBH Broad  Market  Fund's  investment  results  over time and its total expense ratio had been satisfactory.

FINANCIAL STATEMENT OCTOBER 31, 2007                                          43


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2007 (unaudited)

Conflicts of Interest

As a general matter,  certain conflicts of interest may arise in connection with a portfolio manager's  management of a Fund's investments,  on the one hand, and
the   investments  of  other  accounts  for  which  the  portfolio   manager  is
responsible, on the other. For example, it is possible that the various accounts managed  could  have  different  investment  strategies  that,  at times,  might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account,  possible conflicts could arise in determining how to allocate them.  Other  potential  conflicts might include  conflicts  created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio  trades and/or  specific uses of commissions  from  Fund  portfolio  trades  (for  example,  research,  or  "soft dollars").

BBH has adopted and implemented policies and procedures, including brokerage and trade  allocation  policies  and  procedures,  which  it  believes  address  the conflicts  associated with managing multiple  accounts for multiple clients.  In addition,  BBH monitors a variety of areas,  including  compliance  with account investment guidelines, the inclusion only of securities approved for purchase by the BBH's Fixed Income Credit  Committee,  and compliance with the BBH's Code of
Ethics.  Finally,  BBH has structured the portfolio managers'  compensation in a manner, and the Funds have adopted policies and procedures,  reasonably designed to  safeguard  a Fund from  being  negatively  affected  as a result of any such potential conflicts.


TRUSTEES AND OFFICERS OF BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
(unaudited)

Information  pertaining  to the  Trustees  of the BBH Trust  (the  "Trust")  and
executive  officers of the Trust is set forth below.  Part B to the Registration
Statement of the BBH Broad Market Fund includes additional information about the
Fund's  Trustees and is available upon request  without charge by contacting the
Fund at 1-800-625-5759.


                                            Term of                                              Number of
                                            Office                                               Funds in
                                            and                                                  Fund               Other
                         Position(s)        Length                                               Complex            Directorships
Name, Birth Date         Held with          of Time     Principal Occupation(s)                  Overseen by        Held by
and Address              Trust              Served#     During Past 5 Years                      Trustee^           Trustee
------------------------------------------------------------------------------------------------------------------------------------
Joseph V. Shields Jr.    Chairman of        Since       Managing Director, Chairman and          7                  None
Birth Date:              the Board and      2007        Chief Executive Officer of Shields
March 17, 1938           Trustee                        & Company (member of New York
Shields & Company                                       Stock Exchange); Chairman of
140 Broadway                                            Capital Management Associates,
New York, NY 10005                                      Inc. (registered investment
                                                        adviser); Director of Flower
                                                        Foods, Inc. (New York Stock
                                                        Exchange listed company).

Eugene P. Beard          Trustee            Since       Chairman & CEO of Westport Asset         7                  Director of Old
Birth Date:                                 2007        Fund, Inc.                                                  Westbury
March 17, 1935                                                                                                      Funds
800 Connecticut                                                                                                     (7 Funds)
Ave., 3 East
Norwalk, CT 06854

David P. Feldman         Trustee            Since       Director of Jeffrey Co. (1992 to         7                  Director of
Birth Date:                                 2007        present); Director of QMED (1999                            Dreyfus
November 16, 1939                                       to May 2007).                                               Mutual Funds
C/O BBH & Co.                                                                                                       (59 Funds)
140 Broadway
New York, NY 10005

Alan G. Lowy             Trustee            Since       Private Investor.                        7                  None
Birth Date:                                 2007
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Arthur D. Miltenberger   Trustee            Since       Retired; Trustee, R.K. Mellon            7                  None
Birth Date:                                 2007        Family Trust (1981 to June 2003);
November 8, 1938                                        Director of Aerostructures
503 Darlington Road                                     Corporation (aircraft
Ligonier, PA 15658                                      manufacturer) (1996 to July 2003).


FINANCIAL STATEMENT OCTOBER 31, 2007                                          45


TRUSTEES AND OFFICERS OF BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
(unaudited)


                                            Term of                                              Number of
                                            Office                                               Funds in
                                            and                                                  Fund               Other
                         Position(s)        Length                                               Complex            Directorships
Name, Birth Date         Held with          of Time     Principal Occupation(s)                  Overseen by        Held by
and Address              Trust              Served#     During Past 5 Years                      Trustee^           Trustee
------------------------------------------------------------------------------------------------------------------------------------
Samuel F. Pryor, IV      Trustee            Since       Private Investor.                        7                  None
Birth Date:                                 2007
June 12, 1955
130 East 67th Street
New York, NY 10021

H. Whitney Wagner        Trustee            Since       President, Clear Brook Advisors, a       7                  None
Birth Date:                                 2007        registered investment advisor.
March 3, 1956
Clear Brook Advisors
75 Rockefeller Plaza,
14th Floor
New York, NY 10019

Officers

John A. Nielsen          President and      Since       President and Principal Executive        N/A                N/A
Birth Date:              Principal          2007        Officer of the Trust; He joined
July 15, 1943            Executive                      Brown Brothers Harriman & Co.
140 Broadway             Officer                        ("BBH") in 1968 and has been a
New York, NY 10005                                      Partner of the firm since 1987.

Charles H. Schreiber     Treasurer,         Since       Treasurer, Principal Financial           N/A                N/A
Birth Date:              Principal          2007        Officer and Anti-Money Laundering
December 10, 1957        Financial                      Officer of the Trust; Senior Vice
140 Broadway             Officer, Anti-                 President of BBH since September
New York, NY 10005       Money                          2001; Joined BBH in 1999.
                         Laundering
                         Officer

Mark B. Nixon            Assistant          Since       Assistant Secretary and Assistant        N/A                N/A
Birth Date:              Secretary,         2007        Treasurer of the Trust; Vice
January 14, 1963         Assistant                      President of BBH (since October
140 Broadway             Treasurer                      2006); Accounting Manager, Reserve
New York, NY 10005                                      Funds (August 2005-September
                                                        2006); Assistant Controller,
                                                        Reserve Funds (February
                                                        2005-August 2005); Private
                                                        Consultant (December 2001-February
                                                        2005).



TRUSTEES AND OFFICERS OF BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
(unaudited)


                                            Term of                                              Number of
                                            Office                                               Funds in
                                            and                                                  Fund               Other
                         Position(s)        Length                                               Complex            Directorships
Name, Birth Date         Held with          of Time     Principal Occupation(s)                  Overseen by        Held by
and Address              Trust              Served#     During Past 5 Years                      Trustee^           Trustee
------------------------------------------------------------------------------------------------------------------------------------
Beth Haddock             Chief              Since       Chief Compliance Officer of the          N/A                N/A
Birth Date:              Compliance         2007        Trust (September 2007-present);
December 10, 1965        Officer                        Chief Compliance Officer for the
140 Broadway                                            FINRA/NYSE and SEC compliance
New York, NY 10005                                      programs and Associate Compliance
                                                        Director for the global compliance
                                                        program (April 2005-present);
                                                        Deputy General Counsel of AXA
                                                        Advisors/ AXA Financial (November
                                                        1997-April 2005)

Gail C. Jones            Secretary          Since       Secretary of the Trust; Counsel,         N/A                N/A
Birth Date:                                 2007        ReedSmith, LLP (since October
October 26, 1953                                        2002); Corporate Counsel (January
1001 Liberty Avenue                                     1997 to September 2002) and Vice
Pittsburgh, PA                                          President (January 1999 to
15222-3779                                              September 2002) of Federated
                                                        Services Company.

Judith J. Mackin         Vice               Since       Vice President of the Trust; Vice        N/A                N/A
Birth Date:              President          2007        President (since November 1997) of
May 30, 1960                                            Federated Services Company.
1001 Liberty Avenue,
Pittsburgh, PA
15222-3779

John C. Smith            Assistant          Since       Assistant Treasurer of the Trust;        N/A                N/A
Birth Date:              Treasurer          2007        Vice President (since 2004);
August 2, 1965                                          Assistant Vice President (since
50 Milk Street                                          September 2001); Associate
Boston, MA 02109                                        (September 2000 to August 2001);
                                                        and Senior Analyst (June 1999 to
                                                        August 2000) of BBH & Co.


----------
#     Each Trustee of the Trust holds office until he or she attains the age of
      70 (72, in the case of Trustees who were elected as such before January 1,
      2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the
      Trustees to remove any officer in accordance with the Trust's By-laws).
      Each Trustee previously served on the Board of Trustees of the Predecessor
      Funds.

^     The Fund Complex consists of the Trust, which has seven series and each is counted as one "Fund" for purposes of this table.

FINANCIAL STATEMENT OCTOBER 31, 2007                                          47


================================================================================

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

================================================================================

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics
that applies to the Registrant's principal
executive officer, principal financial officer,
principal accounting officer or controller or
persons performing similar functions.
(b) No answer required.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
(1) Not applicable.
(2) Not applicable.
(3) A copy of the code of ethics referenced
     in Item 2(a) of this Form N-CSR is available
     and can be mailed, free of charge, to
     anyone by calling (800) 575-1265.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees
        has designated two members of the audit
        committee as financial experts.
(2) The following Trustees have been designated
 as audit committee financial experts by the
 Board of Trustees who are “independent” for purposes
   of this Item 3 of Form N-CSR: audit committee
         members Arthur D. Miltenberger and David P. Feldman
        are the designated audit committee financial
        experts.
(3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclosure of the aggregate fees billed for each
of the last two fiscal years for professional services
rendered for the audit of the annual financial
statements or services that are normally provided
with statutory and regulatory filings or engagements
for those fiscal years. 2007: $87,300, 2006: $88,600

(b) Audit-Related Fees  2007: $0, 2006: $5,000
(c)  Tax Fees - Tax Compliance  2007: $20,500 , 2006: $16,000,
(d) All Other Fees -   Security Counts 2007:$20,400, 2006: $19,200

AIMR 2007:$0, 2006: $20,000

Activity Based Costing Review
2007:$0
2006: $902,424

(e) 1.) AUDIT COMMITTEE PRE-APPROVAL POLICIES ANDPROCEDURES
Audit services provided by the Funds' auditors
The ("Auditors") on behalf of the Funds shall be
pre-approved of the entire audit committee.

Non-audit services provided by the Auditors on behalf
of the Funds shall be pre-approved by the Audit
Committee, except that such services may be pre-approved
solely by the chairman of the Audit Committee if the fee
for such services does not exceed $5,000 per Fund.

Non-audit services performed by the Auditors on
behalf of BBH&Co. and that requires pre-approval
shall be pre-approved by the Audit Committee,
except that such services may be pre-approved
solely by the chairman of the Audit Committee
if the fees for such services do not exceed
$15,000.

(f)  If greater than 50 percent, disclosure of the
percentage of hours expended on principal
accountant's engagement to audit the registrant's
financial statements for the most recent fiscal
year that were attributed to work performed by
persons other than the principle accountants'
full-time, permanent employees. None

(g) Disclosure of non-audit fees billed
by the registrant's accountant to the
registrant and rendered to the registrant's
investment adviser, and any entity controlling,
controlled by, or under common control, with
the adviser that provides ongoing services
to the registrant for each of the last two
fiscal years of the registrant. 0

NOTE: For the purposes of item g, we are
considering the following entities as
controlling, controlled by, or under
common control, with the adviser that
provides ongoing services to the
registrant:

BBH Trust Company (Cayman) Limited
BBH International Equity Fund Cayman
BBH USEquity Fund Cayman
New WorldInvestment Trust
World Investment Trust
GlobalEquity Investment Trust
American Investment Trust
Brown Brothers Harriman and Co.
Brown Brothers Harriman Trust Company, LLC
Brown Brothers Harriman Infomediary, LLC

h) Disclosure of whether the registrant's audit
committee of the board of directors has considered
whether the provision of the non-audit services that
were rendered to the registrant's investment adviser
and any entity controlling, controlled by, or under
common control, with the adviser that provides ongoing
services to the registrant that were not approved pursuant
to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible
with maintaining the principle accountant's independence.

The audit committee of the board of directors
has considered whether the provision of the
non-audit services that were rendered to the
registrant's investment adviser and any entity
controlling, controlled by, or under common
control, with the adviser that provides ongoing
services to the registrant that were not approved
pursuant to (c)(7)(ii) of Rule 2-01 of Regulation
S-X is compatible with maintaining the principle
accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)  Not applicable.

(b)  Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
        PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
  INVESTMENT COMPANIES.

        Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
 MANAGEMENT INVESTMENT COMPANY AND AFFILIATED
 PURCHASERS.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF
        SECURITY HOLDERS.

        Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the
     Registrant's disclosure controls and
     procedures as conducted within 90
     days of the filing date of this Form
     N-CSR, the Registrant's principal
     financial officer and principal executive
     officer have concluded that those
     disclosure controls and procedures
     provide reasonable assurance that
     the material information required to be
     disclosed by the Registrant on this
     report is recorded, processed,
     summarized and reported within the
     time periods specified in the Securities
     and Exchange Commission's rules and forms.

(b)  There were no significant changes in
     the Registrant's internal controls or
     in other factors that occurred during
     the second fiscal quarter of the period
     covered by this report
     that has materially affected, or is
     reasonably likely to materially affect,
     the Registrant’s internal control over
     financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal
       executive officer and principal financial
       officer of the Registrant as required by
       Rule 30a-2(a) under the Act (17 CFR 270.30a-2)
       is filed as Exhibit 12(a) (2).

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the Registrant has duly caused this
report to be signed on its behalf by the undersigned,
thereunto duly authorized.

(Registrant)                                            BBH TRUST
             -------------------------------------

By (Signature and Title)*  /S/ John A. Nielsen
                           ------------------------------
                           John A. Nielsen, President
                           (Principal Executive Officer)
Date:   01/07/08
       ------------------

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the
following persons on behalf of the Registrant and
in the capacities and on the
dates indicated.

By (Signature and Title)*  /S/ Charles H. Schreiber III
                          ---------------------------
                          Charles H. Schreiber III, Treasurer
                          (Principal Financial Officer)

Date:   01/07/08
       ------------------

- Print name and title of each signing officer
 under his or her signature.

EXHIBIT 12(a) (1)

A copy of the code of ethics is available and can
be mailed, free of charge, to anyone by calling
(800) 575-1265.

EXHIBIT 12(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH Core Select, BBH International Equity Fund, BBH Real Return Fund, and BBH Broad Market Fund, ("Registrant");

2. Based on my knowledge, this report does not contain  any untrue statement of a material  fact or omit to  state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial  statements and  other financial information included in this report,  fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements  are required to include a statement of cash flows) of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and  maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940)  and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known  to us by others within those entities, particularly  during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted  accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented  in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a  date within 90 days prior to the filing date of this  report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report  that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent  functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over  financial reporting which are reasonably likely to adversely affect the Registrant's ability to record,  process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date: 01/07/08

/S/ John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

EXHIBIT 12(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Charles H. Schreiber III, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH Core Select, BBH International Equity Fund, BBH Real Return Fund, and BBH Broad Market Fund, ("Registrant");

2. Based on my knowledge, this report does not contain  any untrue statement of a material  fact or omit to  state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and  other financial information included in this report,  fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements  are required to include a statement of cash flows) of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940)  and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

a.) designed such disclosure controls and procedures,  or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known  to us by others within those entities, particularly  during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.)evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented  in this report our conclusions about the effectiveness  of the disclosure controls and procedures, as of a  date within 90 days prior  to the filing date of this  report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report  that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent  functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over  financial reporting which are reasonably likely to adversely affect the Registrant's ability to record,  process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves  management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:  01/07/08

/S/  Charles H. Schreiber III
==========================
Charles H. Schreiber III
Treasurer - Principal Financial Officer

SECTION 906 CERTIFICATIONS

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. (section) 1350, and accompanies the report on Form N-CSR for the fiscal year ended October 31, 2007 of the BBH Trust (the “Registrant”).

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of the Registrant, hereby  certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended October 31, 2007 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date:  01/07/08
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/S/ John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

Date:  01/07/08
       ------------------

/S/ Charles H. Schreiber III
=======================
Charles H. Schreiber III
Treasurer - Principal Financial Officer

This certification is being furnished solely pursuant
to 18 U.S.C.ss. 1350 and is not being filed as part
of the Report or as a separate disclosure document.